UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Elaine E. Richards, Secretary

Bridge Builder Trust

c/o 2020 East Financial Way

Glendora, CA 91741

(Name and address of agent for service)

414-287-3700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period: December 31, 2013

Item 1. Reports to Stockholders.

BridgeBuilder™

MUTUAL FUNDS

The Bridge Builder Bond Fund

Semiannual Report
December 31, 2013

Bridge Builder Mutual Funds

Letter to Shareholders

Dear Shareholder,

It is our pleasure to welcome you to the Bridge Builder Bond Fund. This first shareholder report provides us the opportunity to share with you the vision and purpose behind the Fund, as well as other important details.

Available exclusively through Edward Jones Advisory Solutions®, the Bridge Builder Bond Fund was launched October 28, 2013. The Fund employs a sub-advised, multi-manager structure in which third-party money managers (sub-advisers) are selected by the

Fund’s investment adviser, Olive Street Investment Advisers, LLC – an affiliate of Edward Jones. While Olive Street sets the overall investment strategies for the Fund, the sub-advisers are responsible for the day-to-day individual security selection and trading.

This approach is intended to benefit shareholders through a number of different avenues. One intended benefit is increased access to multiple money managers through a single mutual fund. Our research team will continue to seek out managers who share our long-term approach to investing to execute the Fund’s strategies. Additionally, as noted in the Fund’s prospectus, Olive Street has contractually agreed to waive its management fees over and above those paid to the sub-advisers, potentially reducing the Fund’s internal fees and expenses.

Three sub-advisers currently manage the Bridge Builder Bond Fund – J.P. Morgan Investment Management, Inc., Prudential Investment Management Inc., and Robert W. Baird & Co., Inc. It is our belief that all three sub-advisers bring important investment strategies and

BRIDGE BUILDER BOND FUND (BBTBX)

Investment Sub-advisers:

J.P. Morgan Investment Management, Inc.

~

Prudential Investment Management, Inc.

~

Robert W. Baird & Co., Inc.

Investment Objective:

Provide total return through capital appreciation plus income.

Semiannual Report • December 31, 2013	1

Bridge Builder Mutual Funds

Letter to Shareholders (Continued)

perspectives that will contribute to the Fund’s overall investment objective. Through future shareholder reports such as this, we will update you on the Fund’s investment makeup and performance. Additionally, we will use future reports to share our overall market outlook and how that will shape the Fund’s future performance expectations.

We will provide our next report in late summer 2014. In the meantime, please allow us again to welcome you to the Fund. We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

William H. Broderick, III	Chairman, Bridge Builder Trust

Stephen R. Seifert	Vice President, Olive Street Investment Advisers Principal, Edward Jones Investment Advisory

2	Semiannual Report • December 31, 2013

Bridge Builder Mutual Funds

Letter to Shareholders (Continued)

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. The value of your investment in the Fund could go down as well as up. You may lose money investing in the Fund, including the loss of principal. Investing in the bond market is subject to certain risks including market, credit, interest-rate, liquidity and reinvestment risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities, which may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security. The Fund may invest in derivatives, which may be more sensitive to market, counterparty, liquidity and correlation risk. The Fund may invest in U.S dollar-denominated foreign securities (including emerging markets), which may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

The Bridge Builder Bond Fund is distributed by Quasar Distributors, LLC.

Semiannual Report • December 31, 2013	3

Bridge Builder Bond Fund

Performance

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Bond Fund from its inception (October 28, 2013) to December 31, 2013 as compared with the Barclays U.S. Aggregate Bond Index.

Bridge Builder Bond Fund

Growth of a Hypothetical $10,000 Investment as of December 31, 2013

vs.

Barclays U.S. Aggregate Bond Index

Cumulative total returns for the period ending December 31, 2013
Since Inception
Bridge Builder Bond Fund	-0.96%
Barclays U.S. Aggregate Bond Index	-1.01%

4	Semiannual Report • December 31, 2013

Bridge Builder Bond Fund

Performance (Continued)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any.

The Barclays U.S. Aggregate Bond Index is a total return index that reflects the price changes and interest of each fixed-income security in the index. The Barclays U.S. Aggregate Bond Index is an unmanaged, capitalization-weighted index generally representative of the market for investment grade U.S. government and U.S. corporate debt securities.

The Fund's portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Semiannual Report • December 31, 2013	5

Bridge Builder Mutual Funds

Expenses

Expense Example

For the Period Ended December 31, 2013

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management and sub-adviser fees, and other Fund expenses; and (2) annual Edward Jones Advisory Solutions® program and administrative fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on $1,000 invested at the beginning of the period and held for the entire period from October 28, 2013, to December 31, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period ended” to estimate the expenses you paid on your account during the period.

	Beginning account value	Ending account value	Expenses paid during the period ended*
Bridge Builder Bond Fund	$1,000.00	$990.40	$0.37

*	Expenses are equal to the Fund’s annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 64/365 (to reflect the period since inception). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees.

6	Semiannual Report • December 31, 2013

Bridge Builder Mutual Funds

Expenses (Continued)

Expense Example

For the Period Ended December 31, 2013

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any annual Edward Jones Advisory Solutions® program and administrative fees. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

	Beginning account value	Ending account value	Expenses paid during the period ended*
Bridge Builder Bond Fund	$1,000.00	$1,008.40	$0.37

*	Expenses are equal to the Fund’s annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 64/365 (to reflect the period since inception). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees.

Semiannual Report • December 31, 2013	7

Bridge Builder Bond Fund

Portfolio Composition

Bridge Builder Bond Fund

Investments by Security Type as of December 31, 2013

(As a Percentage of Total Investments)

8	Semiannual Report • December 31, 2013

Bridge Builder Bond Fund

Summary Schedule of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value	Percentage of Net Assets
BONDS & NOTES – 94.07%
Asset-Backed Obligations
Atlas Senior Loan Fund Ltd., 1.74%, Feb. 2026	$15,000,000	$14,956,814	0.25%
Chase Issuance Trust, 0.63%, April 2019	15,200,000	15,000,895	0.26%
Other Securities (1)(2)	223,491,725	219,862,508	3.74%
Total Asset-Backed Obligations		$249,820,217	4.25%
Corporate Bonds
Basic Materials
Various Securities (2)	$64,644,000	$66,081,261	1.12%
Total Basic Materials		66,081,261	1.12%
Communications
Verizon Communications, Inc., 6.40%, Sept. 2033	16,483,000	18,957,444	0.32%
Other Securities (2)	109,081,161	115,630,276	1.97%
Total Communications		134,587,720	2.29%
Consumer Cyclical
Various Securities (2)	61,176,168	62,887,080	1.07%
Total Consumer Cyclical		62,887,080	1.07%
Consumer Non-cyclical
Various Securities (2)	155,444,387	160,066,809	2.72%
Total Consumer Non-Cyclical		160,066,809	2.72%
Diversified
Various Securities (2)	7,237,000	8,142,592	0.14%
Total Diversified		8,142,592	0.14%
Energy
Various Securities (2)	172,464,687	180,146,474	3.07%
Total Energy		180,146,474	3.07%
Financials
American International Group, 6.4%, Dec. 2020	15,100,000	17,846,101	0.30%
Bank of America Corp., 5.88%, Jan. 2021	15,340,000	17,631,581	0.30%

Semiannual Report • December 31, 2013	9

Bridge Builder Bond Fund

Summary Schedule of Investments

December 31, 2013 (Unaudited)(Continued)

	Principal Amount	Value	Percentage of Net Assets
Corporate Bonds – (continued)
Financials – (continued)
Goldman Sachs Group, Inc., 5.75%, Jan. 2022	$17,547,000	$19,752,447	0.34%
Other Securities (2)	620,632,834	662,664,371	11.29%
Total Financials		717,894,500	12.23%
Industrials
Various Securities (2)	56,977,693	57,705,644	0.98%
Total Industrials		57,705,644	0.98%
Technology
Various Securities	43,172,000	44,670,661	0.76%
Total Technology		44,670,661	0.76%
Utilities
Various Securities (2)	89,866,822	93,946,627	1.60%
Total Utilities		93,946,627	1.60%
Total Corporate Bonds		$1,526,129,368	25.98%

Government Related
U.S. Treasury
U.S. Treasury Note, 0.25%, Dec. 2015	$45,000,000	$44,880,480	0.76%
U.S. Treasury Note, 0.63%, Nov. 2016 (3)	47,150,000	47,006,334	0.80%
U.S. Treasury Note, 3.25%, Dec. 2016	20,315,000	21,789,422	0.37%
U.S. Treasury Note, 3.13%, April 2017	13,814,000	14,788,536	0.25%
U.S. Treasury Note, 2.38%, July 2017	40,000,000	41,796,880	0.71%
U.S. Treasury Note, 0.13%, April 2018	20,676,199	21,088,110	0.36%
U.S. Treasury Note, 1.50%, Aug. 2018	19,561,000	19,461,669	0.33%
U.S. Treasury Note, 1.25%, Oct. 2018	23,000,000	22,548,993	0.38%

10	Semiannual Report • December 31, 2013

Bridge Builder Bond Fund

Summary Schedule of Investments

December 31, 2013 (Unaudited)(Continued)

	Principal Amount	Value	Percentage of Net Assets
Government Related – (continued)
U.S. Treasury – (continued)
U.S. Treasury Note, 1.25%, Nov. 2018	$16,965,000	$16,601,847	0.28%
U.S. Treasury Note, 1.38%, Nov. 2018	17,239,000	16,980,415	0.29%
U.S. Treasury Note, 1.50%, Dec. 2018	249,890,000	247,078,738	4.21%
U.S. Treasury Note, 1.25%, April 2019	116,225,600	112,602,616	1.92%
U.S. Treasury Note, 3.13%, May 2019	20,774,000	22,137,294	0.38%
U.S. Treasury Note, 0.88%, July 2019 (3)	74,610,000	70,255,835	1.20%
U.S. Treasury Note, 2.38%, Dec. 2020	59,875,000	59,641,128	1.02%
U.S. Treasury Note, 2.75%, Nov. 2023	22,050,000	21,571,096	0.37%
U.S. Treasury Bond, 5.25%, Nov. 2028	30,665,500	36,918,379	0.63%
U.S. Treasury Bond, 3.50%, Feb. 2039	59,819,100	56,332,783	0.96%
U.S. Treasury IO Strip, 0.00%, Aug. 2019	18,857,000	16,804,208	0.29%
U.S. Treasury IO Strip, 0.00%, May 2020	33,605,000	29,010,995	0.49%
U.S. Treasury IO Strip, 0.00%, Aug. 2020	20,243,000	17,267,158	0.29%
U.S. Treasury IO Strip, 0.00%, Feb. 2021	18,630,000	15,487,194	0.26%
U.S. Treasury Notes/Bonds, 0.13%–11.25%, Jan. 2014–Nov. 2043	146,394,401	167,351,890	2.85%
U.S. Treasury IO Strips, 0.00%, Aug. 2015–May 2036	261,954,000	181,774,558	3.09%
Other Securities	55,587,651	40,054,555	0.68%
Total U.S. Treasury		1,361,231,113	23.17%

Semiannual Report • December 31, 2013	11

Bridge Builder Bond Fund

Summary Schedule of Investments

December 31,2013 (Unaudited)(Continued)

	Principal Amount	Value	Percentage of Net Assets
Government Related – (continued)
Other Government Related
Resolution Funding Federal Bank PO Strip, 0.00%, July 2020	$24,949,000	$20,821,887	0.35%
Other Securities (2)	97,631,000	94,330,325	1.61%
Total Other Government Related		115,152,212	1.96%
Total Government Related		$1,476,383,325	25.13%

Mortgage-Backed Obligations
Banc of America Commercial Mortgage Trust, 5.38%, Sept. 2045	$16,116,615	$17,357,755	0.30%
Citigroup Commercial Mortgage Trust, 2.96%, Nov. 2046	15,000,000	15,279,630	0.25%
Fannie Mae 3.50%, Jan. 2026	25,000,000	26,143,555	0.45%
Fannie Mae 3.00%, Dec. 2028	24,500,000	25,023,721	0.43%
Fannie Mae 5.50%, Jan. 2041	20,000,000	21,999,218	0.37%
Fannie Mae 3.50%, Feb. 2041	22,714,300	22,589,837	0.38%
Fannie Mae 4.50%, Nov. 2041	41,500,000	43,972,167	0.75%
Fannie Mae 7.00%, Nov. 2041	13,579,195	15,612,990	0.27%
Fannie Mae 3.50%, Nov. 2042	14,922,208	14,838,584	0.25%
Fannie Mae 4.00%, Nov. 2043	14,925,211	15,374,368	0.26%
Fannie Mae 3.50%, Dec. 2043	29,816,814	29,650,371	0.50%
Fannie Mae 4.00%, Dec. 2043	32,686,540	33,678,559	0.57%
Fannie Mae 5.00%, Feb. 2044	23,000,000	24,906,484	0.42%
Fannie Mae 0.00%–1184.78%, Jan. 2014–July 2051	183,395,071	151,533,031	2.58%
Fannie Mae 0.51%–12.50%, Nov. 2015–Nov. 2048	523,760,474	535,723,226	9.12%
Freddie Mac 4.50%, Jan. 2041	20,000,000	21,161,718	0.36%
Freddie Mac 3.50%, July 2042	23,745,170	23,587,181	0.40%
Freddie Mac 3.00%, June 2043	20,816,187	19,745,410	0.34%
Freddie Mac 0.00%–1179.20%, Jan. 2014–Nov. 2046	127,188,535	106,946,674	1.82%
Freddie Mac 2.50%–10.00%, July 2014–Aug. 2047	162,402,105	167,343,168	2.85%

12	Semiannual Report • December 31, 2013

Bridge Builder Bond Fund

Summary Schedule of Investments

December 31, 2013 (Unaudited)(Continued)

	Principal Amount	Value	Percentage of Net Assets
Mortgage-Backed Obligations – (continued)
Ginnie Mae 4.50%, June 2041	$22,614,934	$24,216,275	0.41%
Ginnie Mae 4.00%, Jan. 2042	25,000,000	25,993,165	0.44%
Ginnie Mae 4.50%, Jan. 2042	25,000,000	26,728,515	0.46%
Ginnie Mae 3.50%, Oct. 2042	14,849,847	15,004,086	0.26%
Ginnie Mae 0.00%–38.66%, April 2020–April 2063	170,144,344	122,700,287	2.09%
Ginnie Mae 3.00%–8.50%, March 2025–May 2063	53,337,409	55,186,571	0.94%
JPMBB Commercial Mortgage Securities Trust, 3.93%, Jan. 2047	15,000,000	14,997,428	0.26%
Other Securities (1)(2)	1,417,173,290	656,155,403	11.18%
Total Mortgage-Backed Obligations		$2,273,449,377	38.71%
Total Bonds & Notes (Cost: $5,576,596,886)		$5,525,782,287	94.07%
	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS – 9.64%
Money Market Funds
Fidelity Institutional Money Market Fund, 0.01% (4)	282,949,260	$282,949,260	4.82%
Goldman Sachs Financial Square Fund, 0.01% (4)	282,949,260	282,949,260	4.82%
Total Short-Term Investments (Cost: $565,898,520)		$565,898,520	9.64%

TOTAL INVESTMENT IN SECURITIES (Cost: $6,142,495,406)		$6,091,680,807	103.71%
LIABILITIES IN EXCESS OF OTHER ASSETS		(217,926,680)	-3.71%
TOTAL NET ASSETS		$5,873,754,127	100.00%

Semiannual Report • December 31, 2013	13

Bridge Builder Bond Fund

Summary Schedule of Investments

December 31, 2013 (Unaudited)(Continued)

(1)	Includes restricted securities as defined in Rule 144(A) under the Securities Act of 1933 that are treated as illiquid by the Adviser. The value of these securities total $3,018,082, which represents 0.05% of total net assets. See Note 2(b) in the Notes to Financial Statements.

(2)	Includes restricted securities as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $534,455,098, which represents 9.10% of total net assets. See Note 2(b) in the Notes to Financial Statements.

(3)	Partially assigned as collateral for certain futures contracts.

(4)	Partially assigned as collateral for certain delayed delivery securities. See Note 2(a) in the Notes to Financial Statements.

14	Semiannual Report • December 31, 2013

Bridge Builder Bond Fund

Schedule of Open Futures Contracts

December 31, 2013 (Unaudited)

Number of Contracts Purchased (Sold)	Description	Settlement Month	Notional Amount	Value	Cumulative Appreciation (Depreciation)
393	U.S. 5 Year Note Future	March 2014	$47,211,086	$46,889,813	$(321,273)
54	U.S. 2 Year Note Future	March 2014	11,879,129	11,869,875	(9,254)
(334)	U.S. 10 Year Note Future	March 2014	41,709,769	41,097,656	612,113
42	U.S. Long Bond Future	March 2014	5,403,614	5,389,125	(14,489)
(372)	U.S. Ultra Bond Future	March 2014	51,162,225	50,685,000	477,225

			$157,365,823	$155,931,469	$744,322

Semiannual Report • December 31, 2013	15

Bridge Builder Mutual Funds

Statement of Assets and Liabilities

December 31, 2013 (Unaudited)

Bridge Builder Bond Fund
Assets:
Investments, at value (Cost of investments $6,142,495,406)	$6,091,680,807
Cash	107,717
Receivable for investments sold	51,662,186
Receivable for fund shares sold	41,290,265
Dividends, interest and other receivables	30,197,475
Variation margin on futures	337,251
Prepaid expenses	169,601
Total Assets	$6,215,445,302

Liabilities:
Payable for investments purchased	$337,521,892
Payable for fund shares redeemed	3,017,866
Payable to Adviser	583,390
Payable to Trustees	9,460
Accrued expenses and other liabilities	558,567
Total Liabilities	$341,691,175
Net Assets	$5,873,754,127

Net Assets Consist of:
Capital stock	$5,934,619,792
Undistributed net investment loss	(2,285,372)
Accumulated net realized loss	(8,510,016)
Net unrealized depreciation on investments	(50,070,277)
Net Assets	$5,873,754,127

Shares of beneficial interest outstanding (unlimited shares without par value authorized)	595,305,536
Net Assets	$5,873,754,127
Net asset value price per share	$9.87

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report • December 31, 2013

Bridge Builder Mutual Funds

Statement of Operations

For the Period Ended December 31, 2013 (Unaudited)

Bridge Builder Bond Fund
Investment Income:
Interest	$15,737,036
Other Income	59,217
Total Investment Income	15,796,253
Expenses:
Investment advisory fees	2,736,358
Professional fees	151,264
Administration fees	126,108
Fund accounting fees	133,278
Transfer agent fees and expenses	4,632
Trustee fees and expenses	73,600
Printing and mailing expense	36,124
Custody fees	16,782
Insurance expense	24,566
Registration fees	196,950
Other expenses	21,410
Total expenses before reimbursement	3,521,072
Reimbursement of expenses by Adviser	(1,714,866)
Net expenses	1,806,206
Net Investment Income	$13,990,047

Realized and Unrealized Gain/(Loss):
Net realized loss on investments	(8,440,575)
Net realized loss on futures	(69,441)
Net change in unrealized depreciation on investments	(50,070,277)
Net realized and unrealized loss on investments	(58,580,293)
Net Decrease in Net Assets Resulting from Operations	$(44,590,246)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2013	17

Bridge Builder Mutual Funds

Statement of Changes in Net Assets (Unaudited)

Bridge Builder Bond Fund
From October 28, 2013 (Inception Date) to December 31, 2013
Operations:
Net investment income	$13,990,047
Net realized loss on investments	(8,510,016)
Net change in unrealized depreciation on investments	(50,070,277)
Net decrease in net assets resulting from operations	(44,590,246)

Dividends and Distributions to Shareholders:
Net investment income	(16,275,419)
Total dividends and distributions	(16,275,419)

Fund Share Transactions:
Proceeds from shares sold	$5,982,936,788
Shares issued to holders in reinvestment of dividends	16,275,419
Cost of shares redeemed	(64,592,415)
Net increase in net assets from capital share transactions	5,934,619,792
Total increase in net assets	5,873,754,127
Net Assets:
Beginning of period	—
End of period*	$5,873,754,127
* Including undistributed net investment loss of:	$(2,285,372)
Change in Shares Outstanding:
Shares sold	600,170,222
Shares issued to holders in reinvestment of dividends	1,644,132
Shares redeemed	(6,508,818)
Net increase	595,305,536

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report • December 31, 2013

Bridge Builder Mutual Funds

Financial Highlights (Unaudited)

	Bridge Builder Bond Fund
Per share operating performance (for a share outstanding throughout each period)	From October 28, 2013 (Inception Date) to December 31, 2013
Net asset value, beginning of period	$10.00
Income (Loss) from Operations:
Net investment income	0.03
Net realized and unrealized (loss)	(0.13)
Total income (loss) from operations	(0.10)
Dividends and Distributions to Shareholders:
Dividends from net investment income	(0.03)
Change in net asset value for the period	(0.13)
Net asset value, end of period	$9.87
Total return	(0.96	)%(1)

Ratios / Supplemental Data
Net assets, end of period (millions)	$5,874
Ratio of Net Expenses to Average Net Assets:
Before expense limitation arrangement	0.41	%(2)
After expense limitation arrangement	0.21	%(2)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before expense limitation arrangement	1.44	%(2)
After expense limitation arrangement	1.64	%(2)
Portfolio turnover rate	160	%(3)

(1)	Since Inception (October 28, 2013)

(2)	Annualized

(3)	Not Annualized

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2013	19

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a single series: the Bridge Builder Bond Fund (the “Fund”), which commenced operations on October 28, 2013. The Fund is diversified and currently offers a single class of shares. The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed-income securities and other instruments, such as derivatives and certain investment companies, with economic characteristics similar to fixed-income securities. The investment objective of the Fund is to provide total return (capital appreciation plus income).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

a) Investment Valuation – Bonds and other fixed-income securities (other than short-term securities) are valued using the bid price on the day of the valuation provided by an independent pricing service.

20	Semiannual Report • December 31, 2013

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities purchased on a delayed-delivery basis are typically marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if there are significant observable inputs used.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each

Semiannual Report • December 31, 2013	21

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between last bid and ask price on such day. Securities for which quotations are not readily available are valued at their respective fair values, as determined in good faith pursuant to procedures adopted by the Board of Trustees.

Common stocks, exchange-traded fund shares and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price, in the case of common stocks and exchange-traded fund shares, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. Short-term securities, including U.S. Government and other fixed-income securities, with more than 60 days remaining to maturity are valued at the current market value, as provided by an independent pricing service on the day of valuation until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market. Foreign securities, currencies and other assets denominated in foreign currencies are

22	Semiannual Report • December 31, 2013

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a pricing service. Foreign securities are recorded in the financial statements after translation to U.S. dollars, based on the applicable exchange rate at the end of the period. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE.”) These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

The Trust has adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If no price, or in the investment advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value

Semiannual Report • December 31, 2013	23

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Valuation Committee are indicated on the Schedule of Investments. These securities are classified as Level 2 or Level 3 of the fair value hierarchy. Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Corporation has access at the date of measurement.

•

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in

24	Semiannual Report • December 31, 2013

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

markets for which there are few transactions, the prices are not current, little public information exists or there are instances where prices vary substantially over time or among brokered market makers.

•	Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

Bridge Builder Bond Fund

	Level 1	Level 2	Level 3	Total
Asset-Backed Obligations	$—	$249,820,217	$—	$249,820,217
Corporate Bonds	—	1,526,129,368	—	1,526,129,368
Government Related	—	1,476,383,325	—	1,476,383,325
Mortgage-Backed Obligations	—	2,273,449,377	—	2,273,449,377
Short-Term Investments	565,898,520	—	—	565,898,520
Total Investments in Securities	$565,898,520	$5,525,782,287	$—	$6,091,680,807

Other Financial Instruments (1)
Purchased Futures	$(345,016)	$—	$—	$(345,016)
Written Futures	1,089,338	—	—	1,089,338
Total Investments in Other Financial Instruments	$744,322	$—	$—	$744,322

(1)	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Future Contracts.

See the Schedule of Investments for the investments detailed by industry classification.

There were no transfers between Levels 1 and 2 during the period. Transfers between levels are recognized at the end of the reporting period.

Semiannual Report • December 31, 2013	25

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

Delayed Delivery Securities – The Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

The Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

26	Semiannual Report • December 31, 2013

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

Delayed delivery purchase and sale commitments of the same security are shown net on the Statement of Assets and Liabilities. As of December 31, 2013, the Fund held $253,564,705 in delayed delivery purchase and sale commitments that represent 4.32% of the Fund’s net assets.

Derivatives – The Fund invests in derivatives to the extent permitted by its investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

The Fund’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities. The Fund also is exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a particular derivative in the open market in a timely manner. Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment. The Fund’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Futures Contracts – The Fund may enter into interest rate and Treasury futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies. Upon entering into futures contracts, the Fund is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of the Fund’s futures contracts. Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by the Fund periodically

Semiannual Report • December 31, 2013	27

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

(Variation Margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The Fund had an average monthly notional amount long of $31,801,085 and sold short of $49,454,206 during the period ended December 31, 2013. As a result of these futures contract investments, the Fund recognized net realized losses of $69,441 during the period ended December 31, 2013. This amount is included in the Fund’s Statement of Operations. The counterparty for these futures contracts was JP Morgan Chase. See the Schedule of Investments for the Fund’s open futures contracts as of December 31, 2013.

b) Restricted Securities – The Fund may own investment securities that are unregistered and thus restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Fund has the right to include these securities in such registration, generally without cost to the Fund. The Fund has no right to require registration of the unregistered securities it holds. As of December 31, 2013, the Fund held restricted securities with an aggregate value of $534,455,098, which accounted for 9.10% of the Fund’s net assets.

c) Federal Income and Excise Taxes – It is the Fund’s policy to meet the requirements of Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all investment company net taxable income and net capital gains to shareholders in a manner that results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

28	Semiannual Report • December 31, 2013

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

The Fund commenced operations on October 28, 2013, and therefore has no prior tax years.

d) Distributions to Shareholders – The Fund will make distributions of dividends monthly and capital gains, if any, at least annually. The Fund will make a distribution of any undistributed capital gains earned annually. The Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year. All distributions that are reinvested will be in shares of the Fund. Distributions to shareholders are recorded on the ex-dividend date.

A Fund may make reclassifications periodically among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles. These reclassifications between capital accounts are made for only those differences that are permanent in nature, such as net operating losses, non-deductible costs and dividend reclasses.

e) Guarantees and Indemnifications – In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Other – Investment and shareholder transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Withholding taxes on foreign dividends and capital, if any, are included as a component of net investment income and realized gain/loss on investments, respectively, and have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized and accreted, respectively, using the constant yield

Semiannual Report • December 31, 2013	29

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

method over the life of the respective securities. Realized gains and losses are evaluated on the bases of identified costs.

3. INVESTMENT ADVISER

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund’s investments.

The Adviser shall provide the Trust through investment “Sub-advisers” with such investment research, advice and supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Fund, shall furnish continuously an investment program for the Fund, and shall determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Fund, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments.

The Adviser has selected Robert W. Baird & Co., Inc., (“Baird”), J.P. Morgan Investment Management, Inc. (“JPMIM”), and Prudential Investment Management, Inc. (“Prudential”), to sub-advise discrete portions of the Fund’s assets. For their services as Sub-advisers to the Fund, Baird, JPMIM and Prudential are entitled to receive fees from the Adviser.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Fund will pay the Adviser an investment management fee at an annual rate equal to 0.32% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Fund’s Sub-advisers. During the period ended

30	Semiannual Report • December 31, 2013

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

December 31, 2013, the Adviser waived $1,714,866 of advisory fees which are not subject to recoupment by the Adviser.

Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursement to 0.48% of the Fund’s annual net assets (“Expense Cap”).

Any Fund expenses reimbursed or waived by the Adviser are subject to reimbursement by the Fund if requested by the Adviser. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap. The Adviser is permitted to be reimbursed for expenses it waived or reimbursed to the Fund in the prior three fiscal years. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of expenses.

4. INVESTMENT TRANSACTIONS

For the period ended December 31, 2013, purchases and sales of investment securities, other than short-term investments, were as follows:

Bridge Builder Bond Fund
Purchases:
U.S. Government	$4,791,841,391
Other	$1,316,236,072
Sales:
U.S. Government	$3,118,836,870
Other	$11,816,498

5. FEDERAL INCOME TAX INFORMATION

The Fund commenced operations on October 28, 2013; therefore, the Fund has no prior year tax information.

Semiannual Report • December 31, 2013	31

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory and Sub-advisory Agreements

Pursuant to Section 15 of the 1940 Act, the Fund’s advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of the Trust who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.(1)

A Board meeting was held on May 22, 2013 to decide whether to approve the Agreements, each for an initial two-year term. In preparation for the meeting, the Adviser and the Sub-advisers furnished information to the Board necessary for the Board to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-advisers and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board received written materials from the Adviser, the Sub-advisers and other service providers of the Fund regarding, among other matters: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-advisers; (ii) the Adviser’s and the Sub-advisers’ investment management personnel; (iii) the Adviser’s and the Sub-advisers’ operations; (iv) the Adviser’s and the Sub-advisers’ investment strategies; (v) the Fund’s proposed advisory fees to be paid to the Adviser and the Fund’s overall fees and operating expenses compared with those of a peer group of mutual funds; (vi) the Adviser’s and the Sub-advisers’ policies and compliance procedures related to personal securities transactions; (vii) the Adviser’s and its affiliates’ experience in selecting and monitoring third-party investment managers; and (viii) the Sub-advisers’ performance in managing accounts with strategies similar to the Fund’s.

32	Semiannual Report • December 31, 2013

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory and Sub-advisory Agreements (Continued)

Representatives from the Adviser and the Sub-advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s and the Sub-advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from Fund counsel, including advice regarding the legal standards applicable to the consideration of advisory arrangements, and met in executive session outside the presence of Fund management and the Adviser and the Sub-advisers to discuss the terms of the Agreements and the services to be provided by the Adviser and the Sub-advisers.

In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-advisers; and (ii) the fees to be paid to the Adviser and the Sub-advisers, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-advisers

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-advisers, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-advisers to the Fund, including the background and experience of the Adviser’s and the Sub-advisers’ portfolio management personnel and the resources of the Adviser and the Sub-advisers. The Trustees reviewed the terms of the proposed Agreements and considered that the Adviser would supervise and monitor the performance of the Sub-advisers.

The Trustees also considered other services to be provided to the Fund by the Adviser and the Sub-advisers such as selecting broker-dealers to execute portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities

Semiannual Report • December 31, 2013	33

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory and Sub-advisory Agreements (Continued)

laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-advisers would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Fund to the Adviser, as well as the fees payable by the Adviser to the Sub-advisers, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-advisers. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds. The Trustees considered that the Adviser, not the Fund, would pay the Sub-advisers pursuant to the sub-advisory agreements. The Trustees evaluated both the fee that would be payable under the sub-advisory agreements and the portion of the fee under the advisory agreement that would be retained by the Adviser. In this regard, the Board considered that the Adviser has contractually agreed to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Sub-advisers. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-advisers. The Board also considered the Adviser’s and the Sub-advisers’ commitment to managing the Fund.

Because the Fund is new and has not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-advisers might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser or the Sub-advisers as the assets of the Fund grow. Accordingly, the

34	Semiannual Report • December 31, 2013

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory and Sub-advisory Agreements (Continued)

Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s or the Sub-advisers’ profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-advisers as the assets of the Fund grow, but expect to do so during future considerations of the Agreements.

In considering the approval of the Agreements, the Board took into account that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program or asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), and that investors pay asset-based fees to Edward Jones in connection with their participation in Edward Jones Advisory Solutions®. The Board further took into account that the Fund is designed to facilitate the relationship between the investors participating in Edward Jones Advisory Solutions® and the Adviser and Edward Jones, an affiliate of the Adviser.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

(1)	The Fund and the Adviser have received an exemptive order from the SEC permitting them to enter into and materially amend sub-advisory agreements without shareholder approval and granting them relief from certain disclosure requirements.

Semiannual Report • December 31, 2013	35

Bridge Builder Mutual Funds

Additional Information

Independent Trustees of the Trust

Name	Role	Term	Principal Occupation
Jean E. Carter (Born: 1957)	Lead Independent Trustee	Indefinite Term; Since Inception	Retired since 2005; Director of Investment Management Group for Russell Investment Group (2000 – 2005)
Janice L. Innis- Thompson (Born: 1966)	Trustee, Chair of the Nominating and Governance Committee	Indefinite Term; Since Inception	Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (since 2006)
William N. Scheffel (Born: 1953)	Trustee	Indefinite Term; Since Inception	Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (since 2003)
John M. Tesoro (Born: 1952)	Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)

36	Semiannual Report • December 31, 2013

Bridge Builder Mutual Funds

Additional Information (Continued)

Interested Trustees of the Trust

Name	Role	Term	Principal Occupation
William H. Broderick III (Born: 1952)	Trustee, Chairman	Indefinite Term; Since Inception	Retired. Principal, Investment Advisory, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1986-2012)
William E. Fiala (Born: 1967)	Trustee, Chair of the Valuation Committee	Indefinite Term; Since Inception	Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1994 - Present)

Officers of the Trust

Name	Role	Term	Principal Occupation
Joseph C. Neuberger (Born: 1962)	President	Indefinite Term; Since Inception	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-Present)
Jason F. Hadler (Born: 1975)	Treasurer	Indefinite Term; Since Inception	Senior Vice President, U.S. Bancorp Fund Services, LLC (Since 2003)
Robert M. Slotky (Born: 1947)	Chief Compliance Officer	Indefinite Term; Since Inception	Senior Vice President, U.S. Bancorp Fund Services, LLC (Since July 2001)
Elaine E. Richards (Born: 1968)	Secretary	Indefinite Term; Since Inception	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (Since July 2007)

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

Semiannual Report • December 31, 2013	37

Bridge Builder Mutual Funds

General Information

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling toll-free 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 will be available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling toll-free, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Fund may mail only one copy of the Fund’s prospectus, SAI and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

The Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the SEC website at http://www.sec.gov as a part of Form N-CSR.

38	Semiannual Report • December 31, 2013

Bridge Builder Mutual Funds

Privacy Policy

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account transactions	* Risk tolerance
	* Transaction history	* Account transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions? Call 1-855-823-3611 or go to www.bridgebuildermutualfunds.com

Semiannual Report • December 31, 2013	39

Bridge Builder Mutual Funds

Privacy Policy

WHO WE ARE
Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

* Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. * Bridge Builder does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. * Bridge Builder does not currently engage in joint marketing efforts.

40	Semiannual Report • December 31, 2013

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator, Fund Accountant & Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

The Bridge Builder Bond Fund

The Bridge Builder Bond Fund, available exclusively through Edward Jones Advisory Solutions®, aims to provide clients with total return through capital appreciation and income by employing a multi-manager sub-advised structure.

The Fund's assets are allocated across different fixed-income market sectors and maturities. Most of the Fund's investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, U.S. corporate issuers, asset-backed securities, and mortgage-related and mortgage-backed securities.

Visit www.bridgebuildermutualfunds.com for more information.

Enroll in e-delivery
Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll.

DES-8308-A

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)

Bridge Builder Bond Fund

Schedule of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES - 94.07%
Asset Backed Obligations - 4.25%
ABFC 2005-AQ1 Trust
4.92%, 06/25/2035	$1,034,932	$1,047,339
Academic Loan Funding Trust 2012-1
0.96%, 12/27/2022 (Acquired 10/28/2013, Cost $1,438,986) (a)	1,426,317	1,439,069
Academic Loan Funding Trust 2013-1
0.96%, 12/26/2044	2,500,000	2,500,000
Ally Auto Receivables Trust 2010-3
1.55%, 08/17/2015	288,146	288,916
Ally Auto Receivables Trust 2012-1
1.21%, 07/15/2016	229,000	231,095
Ally Auto Receivables Trust 2012-2
0.74%, 04/15/2016	1,004,920	1,006,660
Ally Auto Receivables Trust 2012-3
0.85%, 08/15/2016	1,002,000	1,004,718
American Credit Acceptance Receivables Trust
1.64%, 11/15/2016 (Acquired 10/28/2013, Cost $675,626) (a)	675,985	677,287
2.28%, 09/17/2018 (Acquired 10/28/2013, Cost $331,500) (a)	332,000	334,143
American Credit Acceptance Receivables Trust 2012-1
3.04%, 10/15/2015 (Acquired 10/28/2013, Cost $97,598) (a)	97,268	97,467
American Credit Acceptance Receivables Trust 2012-2
1.89%, 07/15/2016 (Acquired 10/28/2013, Cost $721,981) (a)	720,467	722,799
2.75%, 02/15/2018 (Acquired 10/28/2013, Cost $224,891) (a)	223,000	224,757
American Credit Acceptance Receivables Trust 2013-1
1.45%, 04/16/2018 (Acquired 10/28/2013, Cost $893,781) (a)	894,606	893,724
AmeriCredit Automobile Receivables Trust 2011-4
1.17%, 05/09/2016	598,636	599,462
AmeriCredit Automobile Receivables Trust 2011-5
1.55%, 07/08/2016	1,003,077	1,006,026

AmeriCredit Automobile Receivables Trust 2012-1
0.91%, 10/08/2015	25,993	25,994
1.23%, 09/08/2016	243,000	243,560
AmeriCredit Automobile Receivables Trust 2012-2
0.76%, 10/08/2015	62,077	62,088
1.05%, 10/11/2016	261,000	261,779
AmeriCredit Automobile Receivables Trust 2012-3
0.71%, 12/08/2015	178,449	178,493
0.96%, 01/09/2017	398,000	399,406
AmeriCredit Automobile Receivables Trust 2012-4
0.49%, 04/08/2016	194,695	194,636
AmeriCredit Automobile Receivables Trust 2012-5
0.51%, 01/08/2016	671,325	671,076
0.62%, 06/08/2017	339,000	338,868
AmeriCredit Automobile Receivables Trust 2013-1
0.49%, 06/08/2016	792,596	792,251
0.61%, 10/10/2017	137,000	136,758
AmeriCredit Automobile Receivables Trust 2013-5
0.90%, 09/10/2018	393,220	393,081
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-13
5.09%, 01/25/2034	17,369	17,287
AMRESCO Residential Securities Corp Mortgage Loan Trust 1997-3
6.96%, 03/25/2027	2	2
Anchorage Capital CLO 2013-1 Ltd
1.43%, 07/13/2025 (Acquired 11/25/2013, Cost $14,336,876) (a)	14,500,000	14,216,351
Argent Securities Inc
1.30%, 03/25/2034	3,570,651	3,355,209
Argent Securities Inc Asset Back Pass Thr Certs Ser 2004-W5
1.20%, 04/25/2034	3,287,939	3,082,561
Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W3
0.50%, 11/25/2035	7,618,104	7,139,474
Ascentium Equipment Receivables LLC
1.83%, 09/15/2019 (Acquired 10/28/2013, Cost $475,825) (a)	476,247	475,802
Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE6
0.84%, 11/25/2033	1,862,969	1,728,541
Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6
0.52%, 09/25/2034	8,691,395	8,351,188

Atlas Senior Loan Fund Ltd
1.74%, 02/17/2026	15,000,000	14,956,814
AXIS Equipment Finance Receivables II LLC
1.75%, 03/20/2017 (Acquired 11/13/2013, Cost $1,774,710) (a)	1,774,788	1,783,688
Bank of America Auto Trust 2012-1
0.78%, 06/15/2016	613,971	615,381
Bayview Financial Mortgage Pass-Through Trust 2006-A
5.48%, 02/28/2041	66,453	67,217
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047	268,602	224,336
Bayview Opportunity Master Fund IIa Trust 2012-4NPL
3.47%, 07/28/2032 (Acquired 10/28/2013, Cost $340,138) (a)	340,754	340,652
Bayview Opportunity Master Fund IIa Trust 2013-8NPL
3.23%, 03/28/2033 (Acquired 10/28/2013, Cost $2,419,986) (a)	2,388,182	2,384,719
Bear Stearns Asset Backed Securities Trust 2006-SD1
0.53%, 04/25/2036	97,200	92,753
BMW Vehicle Lease Trust 2012-1
0.75%, 02/20/2015	566,428	566,798
BMW Vehicle Lease Trust 2013-1
0.54%, 09/21/2015	344,000	344,109
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (Acquired 10/28/2013, Cost $852,947) (a)	861,844	850,593
Cabela’s Master Credit Card Trust
1.63%, 02/18/2020 (Acquired 10/28/2013, Cost $793,481) (a)	784,000	790,895
California Republic Auto Receivables Trust 2012-1
1.18%, 08/15/2017 (Acquired 10/28/2013, Cost $1,260,761) (a)	1,262,314	1,260,707
Capital Auto Receivables Asset Trust / Ally
0.62%, 07/20/2016	1,314,000	1,313,760
Capital Auto Receivables Asset Trust 2013-4
1.09%, 03/20/2018	957,000	953,409
Carfinance Capital Auto Trust 2013-1
1.65%, 07/17/2017 (Acquired 10/28/2013, Cost $98,739) (a)	98,958	98,740
2.75%, 11/15/2018 (Acquired 10/28/2013, Cost $170,016) (a)	172,000	169,925
Carfinance Capital Auto Trust 2013-2
1.75%, 11/15/2017 (Acquired 10/28/2013, Cost $323,102) (a)	323,112	323,103
CarMax Auto Owner Trust 2011-1
1.29%, 09/15/2015	130,559	130,677
2.16%, 09/15/2016	1,148,000	1,162,807

CarMax Auto Owner Trust 2013-1
0.60%, 10/16/2017	187,000	186,904
CarMax Auto Owner Trust 2013-4
0.80%, 07/16/2018	308,000	307,538
1.28%, 05/15/2019	275,000	273,127
Carnow Auto Receivables Trust 2013-1
1.16%, 10/16/2017 (Acquired 10/28/2013, Cost $172,463) (a)	172,542	172,459
1.97%, 11/15/2017 (Acquired 10/28/2013, Cost $451,209) (a)	451,000	451,225
Carrington Mortgage Loan Trust Series 2006-OPT1
0.34%, 02/25/2036	2,180,496	2,042,983
Chase Funding Trust Series 2003-4
5.42%, 05/25/2033	321,688	337,166
Chase Funding Trust Series 2003-6
4.28%, 11/25/2034	863,343	872,067
5.35%, 11/25/2034	439,000	455,037
Chase Issuance Trust
0.63%, 04/15/2019	15,200,000	15,000,895
Citifinancial Mortgage Securities Inc
5.85%, 08/25/2033	240,694	233,860
Citigroup Mortgage Loan Trust 2011-5
0.35%, 02/25/2046 (Acquired 10/28/2013, Cost $821,894) (a)	874,279	821,974
Citigroup Mortgage Loan Trust Inc
0.54%, 12/25/2033	108,002	102,194
CNH Equipment Trust 2011-A
1.20%, 05/16/2016	108,370	108,451
2.04%, 10/17/2016	495,000	501,311
CNH Equipment Trust 2012-A
0.94%, 05/15/2017	612,488	614,055
CNH Equipment Trust 2012-C
0.44%, 02/16/2016	490,244	490,249
Concord Funding Co LLC
2.42%, 02/15/2015	1,445,000	1,408,875
3.15%, 01/15/2017 (Acquired 10/28/2013, Cost $3,096,001) (a)	3,096,000	3,096,000
Conseco Financial Corp
6.40%, 10/15/2018	11,476	11,779
7.05%, 01/15/2019	5,631	5,819
6.86%, 03/15/2028	1,115	1,136

6.24%, 12/01/2028	98,388	101,246
7.07%, 01/15/2029	2,839	2,929
6.22%, 03/01/2030	207,639	221,214
6.18%, 04/01/2030	56,788	58,393
Contimortgage Home Equity Loan Trust 1997-2
7.09%, 04/15/2028	5	5
Countrywide Asset-Backed Certificates
4.58%, 01/25/2033	296,195	302,126
5.41%, 01/25/2034	49,707	48,250
0.91%, 03/25/2034	133,000	125,535
0.99%, 03/25/2034	18,293	17,494
0.72%, 04/25/2034	1,112	1,040
0.76%, 10/25/2034	109,963	102,623
5.12%, 02/25/2035	172,944	176,606
4.61%, 04/25/2035	444,616	430,544
5.03%, 07/25/2035	506,797	516,754
4.78%, 02/25/2036	1,236,028	1,189,886
4.92%, 02/25/2036	1,745,171	1,688,111
5.10%, 04/25/2036	414,085	354,552
5.14%, 05/25/2036	55,112	59,097
5.14%, 05/25/2036	132,168	136,265
5.11%, 09/25/2046	161,161	98,095
CPS Auto Receivables Trust 2011-B
3.68%, 09/17/2018 (Acquired 10/28/2013, Cost $193,462) (a)	189,166	193,112
CPS Auto Receivables Trust 2011-C
4.21%, 03/15/2019 (Acquired 10/28/2013, Cost $698,487) (a)	681,241	697,694
CPS Auto Receivables Trust 2012-A
2.78%, 06/17/2019 (Acquired 10/28/2013, Cost $365,061) (a)	359,461	362,642
CPS Auto Receivables Trust 2012-B
2.52%, 09/16/2019 (Acquired 10/28/2013, Cost $1,622,049) (a)	1,603,759	1,612,376
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (Acquired 10/28/2013, Cost $1,027,127) (a)	1,030,171	1,013,798
CPS Auto Receivables Trust 2013-C
1.64%, 04/16/2018 (Acquired 10/28/2013, Cost $1,158,252) (a)	1,160,504	1,161,302
CPS Auto Receivables Trust 2013-D
1.54%, 07/16/2018 (Acquired 12/10/2013, Cost $3,155,712) (a)	3,156,000	3,153,381

CPS Auto Trust
1.82%, 12/16/2019 (Acquired 10/28/2013, Cost $1,144,987) (a)	1,139,065	1,133,895
1.48%, 03/16/2020 (Acquired 10/28/2013, Cost $627,356) (a)	626,689	620,056
Credit Acceptance Auto Loan Trust 2011-1
2.61%, 03/15/2019 (Acquired 10/28/2013, Cost $616,010) (a)	611,275	615,249
Credit Acceptance Auto Loan Trust 2012-1
2.20%, 09/16/2019 (Acquired 10/28/2013, Cost $490,027) (a)	486,000	489,401
Credit Acceptance Auto Loan Trust 2012-2
1.52%, 03/16/2020 (Acquired 10/28/2013, Cost $1,127,478) (a)	1,124,000	1,127,157
Credit-Based Asset Servicing and Securitization LLC
4.42%, 12/25/2035	37,276	34,936
CSMC Trust 2006-CF1
0.47%, 11/25/2035 (Acquired 10/28/2013, Cost $22,308) (a)	22,564	22,325
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036	120,220	117,753
DT Auto Owner Trust 2012-2
0.91%, 11/16/2015 (Acquired 10/28/2013, Cost $70,935) (a)	70,929	70,928
EquiVantage Home Equity Loan Trust 1996-3
7.70%, 09/25/2027	329	328
Exeter Automobile Receivables Trust 2012-2
1.30%, 06/15/2017 (Acquired 10/28/2013, Cost $649,969) (a)	650,234	651,480
Exeter Automobile Receivables Trust 2013-1
1.29%, 10/16/2017 (Acquired 10/28/2013, Cost $142,825) (a)	143,047	143,316
Exeter Automobile Receivables Trust 2013-2
1.49%, 11/15/2017 (Acquired 10/28/2013, Cost $666,741) (a)	666,666	669,072
First Franklin Mortgage Loan Trust 2006-FF17
0.26%, 12/25/2036	27,910	27,628
First Investors Auto Owner Trust 2012-2
1.47%, 05/15/2018 (Acquired 10/28/2013, Cost $784,461) (a)	780,685	784,752
First Investors Auto Owner Trust 2013-1
0.90%, 10/15/2018 (Acquired 10/28/2013, Cost $522,485) (a)	524,223	524,460
Flagship Credit Auto Trust 2013-1
1.32%, 04/16/2018 (Acquired 10/28/2013, Cost $1,105,037) (a)	1,106,742	1,104,933
Flagship Credit Auto Trust 2013-2
1.94%, 01/15/2019 (Acquired 10/28/2013, Cost $1,176,203) (a)	1,176,191	1,176,093
Ford Credit Floorplan Master Owner Trust A
0.54%, 01/15/2018	1,150,000	1,151,420

Freedom Trust 2011-2
3.51%, 08/01/2046 (Acquired 10/28/2013, Cost $992,836) (a)	967,968	995,158
Fremont Home Loan Trust 2004-2
1.02%, 07/25/2034	1,229,294	1,052,096
FRT 2013-1 Trust
4.21%, 10/25/2018 (Acquired 11/8/2013, Cost $495,448) (b)	495,479	495,615
3.96%, 10/25/2033 (Acquired 11/8/2013, Cost $1,036,490) (b)	1,036,594	1,046,907
GE Capital Mortgage Services Inc 1999-HE1 Trust
6.27%, 04/25/2029	523	521
6.71%, 04/25/2029	75,512	74,128
GE Equipment Midticket LLC
0.47%, 01/22/2015	301,555	301,585
0.60%, 05/23/2016	1,280,000	1,279,304
0.78%, 09/22/2020	433,000	432,689
GE Equipment Transportation LLC Series 2012-2
0.47%, 04/24/2015	291,098	291,059
GE Mortgage Services LLC
6.74%, 12/25/2028	16	16
GMAT 2013-1 Trust
3.97%, 11/25/2043 (Acquired 11/6/2013, Cost $1,408,877) (a)	1,408,877	1,408,877
GSAA Home Equity Trust 2006-3
0.24%, 03/25/2036	18,339	10,079
HLSS Servicer Advance Receivables Backed Notes
0.90%, 01/15/2044 (Acquired 10/28/2013, Cost $1,722,586) (a)	1,725,000	1,725,000
1.64%, 01/15/2044 (Acquired 10/28/2013, Cost $309,753) (a)	310,000	310,000
2.49%, 01/15/2044 (Acquired 10/28/2013, Cost $174,896) (a)	175,000	175,052
1.99%, 10/15/2045 (Acquired 10/28/2013, Cost $1,260,176) (a)	1,255,000	1,263,283
1.50%, 01/16/2046 (Acquired 10/28/2013, Cost $1,470,441) (a)	1,482,000	1,476,517
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2
1.15%, 05/16/2044 (Acquired 10/28/2013, Cost $850,316) (a)	857,000	852,544
HLSS Servicer Advance Receivables Backed Notes Series 2013-T7
1.79%, 11/15/2046 (Acquired 11/22/2013, Cost $1,782,996) (a)	1,783,000	1,779,969
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.36%, 03/25/2036	106,483	79,105
Honda Auto Receivables 2011-1 Owner Trust
1.80%, 04/17/2017	447,032	448,966
Honda Auto Receivables 2012-1 Owner Trust
0.97%, 04/16/2018	349,000	351,178

HSBC Home Equity Loan Trust USA 2006-1
0.32%, 01/20/2036	349,805	340,793
HSBC Home Equity Loan Trust USA 2006-2
0.31%, 03/20/2036	150,797	147,347
HSBC Home Equity Loan Trust USA 2007-1
0.36%, 03/20/2036	63,122	61,671
HSBC Home Equity Loan Trust USA 2007-3
1.36%, 11/20/2036	796,812	790,749
Huntington Auto Trust 2011-1
1.01%, 01/15/2016 (Acquired 10/28/2013, Cost $351,937) (a)	351,079	351,924
1.31%, 11/15/2016 (Acquired 10/28/2013, Cost $895,828) (a)	888,000	895,953
Huntington Auto Trust 2012-1
0.81%, 09/15/2016	542,382	543,716
Hyundai Auto Receivables Trust 2010-B
1.63%, 03/15/2017	631,064	636,764
Hyundai Auto Receivables Trust 2011-B
1.65%, 02/15/2017	598,000	603,236
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	1,295	1,293
ING Investment Management Co
1.69%, 01/18/2026	7,400,000	7,400,000
2.04%, 01/18/2026	9,000,000	8,853,210
John Deere Owner Trust 2011
1.29%, 01/15/2016	71,379	71,444
1.96%, 04/16/2018	404,000	406,708
John Deere Owner Trust 2012-B
0.43%, 02/17/2015	260,477	260,485
0.69%, 01/15/2019	675,000	673,092
JP Morgan Mortgage Acquisition Trust 2007-CH1
0.29%, 11/25/2036	442,494	437,534
Kondaur Mortgage Asset Trust 2013-1 LLC
4.46%, 08/25/2052 (Acquired 10/28/2013, Cost $1,220,427) (a)	1,173,025	1,175,019
Lake Country Mortgage Loan Trust 2006-HE1
0.51%, 07/25/2034 (Acquired 10/28/2013, Cost $547,454) (a)	553,228	549,515
Long Beach Mortgage Loan Trust 2004-1
0.91%, 02/25/2034	2,253,000	2,098,075

Long Beach Mortgage Loan Trust 2004-3
1.02%, 07/25/2034	149,742	143,282
Long Beach Mortgage Loan Trust 2006-WL2
0.36%, 01/25/2036	120,392	109,789
Macquarie Equipment Funding Trust 2012-A
0.61%, 04/20/2015 (Acquired 10/28/2013, Cost $1,685,338) (a)	1,689,040	1,685,405
Madison Avenue Manufactured Housing Contract Trust 2002-A
2.41%, 03/25/2032	674,624	674,014
Mastr Asset Backed Securities Trust 2005-HE1
0.88%, 05/25/2035	2,000,000	1,920,926
Mercedes-Benz Auto Receivables Trust 2011-1
0.85%, 03/16/2015	45,538	45,570
Mid-State Capital Corp 2006-1 Trust
6.08%, 10/15/2040 (Acquired 10/28/2013, Cost $1,139,205) (a)	1,148,392	1,139,083
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (Acquired 10/28/2013, Cost $621,890) (a)	603,801	621,835
5.25%, 12/15/2045 (Acquired 10/28/2013, Cost $1,128,219) (a)	1,086,517	1,128,095
MMCA Auto Owner Trust 2012-A
1.57%, 08/15/2017 (Acquired 10/28/2013, Cost $2,210,077) (a)	2,198,000	2,209,770
Morgan Stanley ABS Capital I Inc Trust 2004-OP1
1.03%, 11/25/2034	970,641	857,143
Nationstar Agency Advance Funding Trust 2013-T1A
1.00%, 02/15/2045 (Acquired 10/28/2013, Cost $950,150) (a)	956,000	950,924
1.25%, 02/15/2045 (Acquired 10/28/2013, Cost $205,004) (a)	206,000	205,141
Nationstar Agency Advance Funding Trust 2013-T2A
1.89%, 02/18/2048 (Acquired 10/28/2013, Cost $372,246) (a)	381,000	371,326
Nationstar Home Equity Loan Trust 2006-B
0.33%, 09/25/2036	1,279,673	1,246,006
Nationstar Mortgage Advance Receivables Trust 2013-T2
1.68%, 06/20/2046 (Acquired 10/28/2013, Cost $1,102,559) (a)	1,104,000	1,102,322
Navitas Equipment Receivables LLC 2013-1
1.95%, 11/15/2016 (Acquired 10/31/2013, Cost $938,550) (a)	938,561	938,246
New Century Home Equity Loan Trust Series 2003-5
5.10%, 11/25/2033	413,000	419,376
Newcastle Investment Trust 2011-MH1
2.45%, 12/10/2033 (Acquired 10/28/2013, Cost $231,534) (a)	229,078	231,292
Nissan Auto Receivables 2012-A Owner Trust
1.00%, 07/16/2018	344,000	346,354

Normandy Mortgage Loan Co 2013-NPL3 LLC
4.95%, 09/16/2043 (Acquired 10/28/2013, Cost $1,603,632) (a)	1,603,631	1,617,262
Oakwood Mortgage Investors Inc
6.45%, 11/15/2017	5,466	5,706
Option One Mortgage Loan Trust
1.00%, 02/25/2033	21,565	19,828
Option One Mortgage Loan Trust 2004-3
1.06%, 11/25/2034	1,691,802	1,508,320
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW
1.10%, 10/25/2034	1,449,610	1,439,861
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH
0.72%, 01/25/2036	2,800,000	2,579,976
RAAC Series 2004-SP1 Trust
5.29%, 08/25/2027	32,758	32,749
RAMP Series 2003-RS7 Trust
5.34%, 08/25/2033	78,868	79,106
RAMP Series 2004-RS11 Trust
0.78%, 11/25/2034	503,815	489,610
RAMP Series 2005-EFC5 Trust
0.50%, 10/25/2035	831,781	818,749
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	32,037	31,382
RAMP Series 2006-RZ1 Trust
0.46%, 03/25/2036	2,443,273	2,301,245
RASC Series 2002-KS4 Trust
0.66%, 07/25/2032	6,174	5,275
RASC Series 2003-KS2 Trust
3.99%, 04/25/2033	99,059	98,991
RASC Series 2003-KS5 Trust
0.74%, 07/25/2033	7,935	6,589
3.62%, 07/25/2033	5,881	5,625
RASC Series 2003-KS9 Trust
0.80%, 11/25/2033	9,324	7,350
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034	12,173	12,312
RASC Series 2005-KS6 Trust
0.78%, 07/25/2035	1,550,000	1,401,298

RASC Series 2005-KS9 Trust
0.53%, 10/25/2035	6,312	6,301
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037	315,953	165,592
Salomon Brothers Mortgage Securities VII Inc
3.95%, 04/25/2032 (Acquired 10/28/2013, Cost $76,037) (a)	77,586	76,000
Santander Drive Auto Receivables Trust
0.47%, 09/15/2015	460,350	460,331
0.62%, 07/15/2016	447,000	447,237
Santander Drive Auto Receivables Trust 2011-1
2.35%, 11/16/2015	612,835	615,616
Santander Drive Auto Receivables Trust 2011-S2
1.83%, 11/17/2014 (Acquired 10/28/2013, Cost $8,674) (a)	8,664	8,670
2.06%, 06/15/2017 (Acquired 10/28/2013, Cost $105,343) (a)	105,280	105,284
2.39%, 06/15/2017 (Acquired 10/28/2013, Cost $477,502) (a)	474,000	477,619
3.35%, 06/15/2017 (Acquired 10/28/2013, Cost $1,728) (a)	1,724	1,727
Santander Drive Auto Receivables Trust 2012-1
1.49%, 10/15/2015	229,484	229,835
Santander Drive Auto Receivables Trust 2012-2
0.91%, 05/15/2015	870	870
1.22%, 12/15/2015	378,000	378,586
Santander Drive Auto Receivables Trust 2012-3
1.08%, 04/15/2016	352,779	353,435
Santander Drive Auto Receivables Trust 2012-5
0.57%, 12/15/2015	123,343	123,354
0.83%, 12/15/2016	421,000	421,087
Santander Drive Auto Receivables Trust 2013-1
0.48%, 02/16/2016	419,903	419,886
Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033	309,951	314,332
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.64%, 01/25/2036	89,640	56,225
SNAAC Auto Receivables Trust
1.78%, 06/15/2016 (Acquired 10/28/2013, Cost $73,846) (a)	73,691	73,786
SNAAC Auto Receivables Trust 2013-1
1.14%, 07/16/2018 (Acquired 10/28/2013, Cost $335,879) (a)	336,138	335,867

Specialty Underwriting & Residential Finance Trust Series 2004-BC4
0.83%, 10/25/2035	611,939	595,044
SpringCastle America Funding LLC
3.75%, 04/03/2021 (Acquired 10/28/2013, Cost $3,197,384) (a)	3,206,361	3,212,386
Springleaf Funding Trust 2013-A
2.58%, 09/15/2021 (Acquired 10/28/2013, Cost $6,313,844) (a)	6,347,000	6,337,765
Springleaf Funding Trust 2013-B
3.92%, 01/16/2023 (Acquired 10/28/2013, Cost $509,551) (a)	516,000	523,740
4.82%, 01/16/2023 (Acquired 10/28/2013 through 12/20/2013, Cost $1,116,909) (a)	1,140,000	1,132,134
Stanwich Mortgage Loan Co 2012-NPL4 LLC
2.98%, 09/15/2042 (Acquired 10/28/2013, Cost $1,335,301) (a)	1,329,607	1,334,484
Stanwich Mortgage Loan Co 2012-NPL5 LLC
2.98%, 10/18/2042 (Acquired 10/28/2013, Cost $1,967,414) (a)	1,968,398	1,967,413
Stanwich Mortgage Loan Trust
2.98%, 02/16/2043 (Acquired 10/28/2013, Cost $2,481,750) (a)	2,457,493	2,481,247
Structured Asset Investment Loan Trust 2004-4
0.96%, 04/25/2034	720,327	653,982
Structured Asset Investment Loan Trust 2005-5
0.57%, 06/25/2035	43,830	43,807
Structured Asset Sec Corp Pass Through Cert Series 2002-al1
3.45%, 02/25/2032	86,526	86,093
3.45%, 02/25/2032	234,228	231,066
Structured Asset Securities Corp Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035	70,443	72,820
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-6XS
5.53%, 03/25/2034	383,150	386,264
5.55%, 03/25/2034	306,421	309,004
Structured Asset Secutities Corp Mor Pa Th Ce Se 2002 23XS
6.58%, 11/25/2032	164,966	172,935
Toyota Auto Receivables 2011-A Owner Trust
1.56%, 05/15/2015	455,264	456,917
Trafigura Securitisation Finance PLC
2.56%, 10/15/2015 (Acquired 10/28/2013, Cost $2,601,236) (a)	2,569,000	2,600,237
United Auto Credit Securitization Trust 2012-1
1.10%, 03/16/2015 (Acquired 10/28/2013, Cost $153,450) (a)	153,455	153,442
USAA Auto Owner Trust
0.38%, 06/15/2015	77,414	77,402

Volkswagen Auto Lease Trust 2012-A
0.87%, 07/20/2015	1,141,931	1,144,465
VOLT NPL X LLC
3.96%, 11/25/2053 (Acquired 11/4/2013, Cost $721,174) (a)	721,232	721,457
VOLT RLF XII Trust
4.21%, 04/25/2052 (Acquired 12/4/2013, Cost $1,486,280) (a)	1,486,279	1,486,949
VOLT XIX LLC
3.63%, 04/25/2055 (Acquired 11/21/2013, Cost $2,172,798) (a)	2,181,164	2,172,797
VOLT XX LLC
3.63%, 03/25/2054 (Acquired 12/11/2013, Cost $3,982,683) (a)	4,000,000	3,982,680
VOLT XXI LLC
3.63%, 11/25/2053 (Acquired 12/18/2013, Cost $3,311,828) (a)	3,325,000	3,312,531
Westgate Resorts 2012-1 LLC
4.50%, 09/20/2025 (Acquired 10/28/2013, Cost $1,386,377) (a)	1,364,794	1,383,137
Westgate Resorts 2012-2 LLC
3.00%, 01/20/2025 (Acquired 10/28/2013, Cost $1,277,474) (a)	1,274,577	1,284,532
Westgate Resorts LLC
2.50%, 03/20/2025 (Acquired 10/28/2013, Cost $817,291) (a)	818,124	821,446
World Omni Automobile Lease Securitization Trust 2012-A
0.71%, 01/15/2015	70,143	70,160
0.93%, 11/16/2015	230,000	230,626

Total Asset Backed Obligations (Cost $250,027,631)		249,820,217

Corporate Bonds - 25.98%
Basic Materials - 1.12%
Agrium Inc
6.13%, 01/15/2041	$2,850,000	$3,067,552
Anglo American Capital PLC
9.38%, 04/08/2014 (Acquired 10/28/2013, Cost $439,386) (a)	430,000	439,532
9.38%, 04/08/2019 (Acquired 10/28/2013, Cost $269,946) (a)	215,000	272,427
BHP Billiton Finance USA Ltd
1.00%, 02/24/2015	194,000	195,064
5.40%, 03/29/2017	165,000	184,793
6.50%, 04/01/2019	284,000	340,485
3.85%, 09/30/2023	646,000	648,802

Dow Chemical Co/The
8.55%, 05/15/2019	211,000	272,442
4.25%, 11/15/2020	499,000	531,505
4.13%, 11/15/2021	326,000	336,747
3.00%, 11/15/2022	448,000	417,823
7.38%, 11/01/2029	139,000	178,631
5.25%, 11/15/2041	199,000	198,268
4.38%, 11/15/2042	2,380,000	2,089,716
Eastman Chemical Co
4.50%, 01/15/2021	5,175,000	5,314,383
Ecolab Inc
1.45%, 12/08/2017	5,928,000	5,792,966
5.50%, 12/08/2041	103,000	110,300
EI du Pont de Nemours & Co
4.88%, 04/30/2014	52,000	52,756
1.95%, 01/15/2016	382,000	389,795
6.00%, 07/15/2018	516,000	599,040
5.60%, 12/15/2036	155,000	166,835
4.90%, 01/15/2041	222,000	218,890
Freeport-McMoRan Copper & Gold Inc
2.15%, 03/01/2017	1,001,000	1,007,522
3.10%, 03/15/2020	620,000	602,350
3.55%, 03/01/2022	4,000,000	3,801,600
3.88%, 03/15/2023	103,000	97,401
5.45%, 03/15/2043	269,000	257,443
Georgia-Pacific LLC
5.40%, 11/01/2020 (Acquired 11/22/2013, Cost $3,570,230) (a)	3,160,000	3,530,671
3.73%, 07/15/2023 (Acquired 12/10/2013, Cost $5,239,497) (a)	5,380,000	5,178,164
Glencore Funding LLC
6.00%, 04/15/2014 (Acquired 10/28/2013, Cost $881,212) (a)	869,000	881,496
2.50%, 01/15/2019 (Acquired 10/28/2013, Cost $517,733) (a)	537,000	519,987
4.13%, 05/30/2023 (Acquired 12/02/2013, Cost $51,496) (a)	54,000	50,464
International Paper Co
6.00%, 11/15/2041	3,150,000	3,420,761
Lubrizol Corp
8.88%, 02/01/2019	1,205,000	1,563,395
Mosaic Co/The
3.75%, 11/15/2021	227,000	222,207
4.25%, 11/15/2023	496,000	489,848
5.45%, 11/15/2033	814,000	829,342
4.88%, 11/15/2041	52,000	47,083
5.63%, 11/15/2043	2,650,000	2,688,377

Nucor Corp
4.00%, 08/01/2023	176,000	171,808
Placer Dome Inc
6.45%, 10/15/2035	203,000	187,609
Plum Creek Timberlands LP
5.88%, 11/15/2015	468,000	506,592
Potash Corp of Saskatchewan Inc
3.25%, 12/01/2017	31,000	32,348
6.50%, 05/15/2019	392,000	465,162
PPG Industries Inc
6.65%, 03/15/2018	645,000	745,873
9.00%, 05/01/2021	217,000	278,051
5.50%, 11/15/2040	118,000	123,000
Praxair Inc
4.38%, 03/31/2014	88,000	88,847
4.63%, 03/30/2015	196,000	205,909
5.20%, 03/15/2017	50,000	55,450
Rio Tinto Alcan Inc
5.75%, 06/01/2035	54,000	56,626
Rio Tinto Finance USA Ltd
8.95%, 05/01/2014	164,000	168,455
9.00%, 05/01/2019	797,000	1,040,581
3.50%, 11/02/2020	132,000	134,768
3.75%, 09/20/2021	388,000	391,724
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	461,000	460,817
Samarco Mineracao SA
5.75%, 10/24/2023 (Acquired 10/28/2013, Cost $537,665) (a)	537,000	531,630
Union Carbide Corp
7.50%, 06/01/2025	624,000	722,607
7.75%, 10/01/2096	681,000	743,570
Vale Overseas Ltd
4.38%, 01/11/2022	5,000,000	4,857,965
8.25%, 01/17/2034	424,000	488,424
6.88%, 11/21/2036	167,000	172,470
6.88%, 11/10/2039	107,000	110,683

Westvaco Corp
9.75%, 06/15/2020	17,000	21,505
8.20%, 01/15/2030	537,000	636,313
Xstrata Finance Canada Ltd
5.80%, 11/15/2016 (Acquired 10/28/2013 through 11/26/2013, Cost $206,554) (a)	188,000	207,132
4.25%, 10/25/2022 (Acquired 11/20/2013, Cost $4,797,579) (a)	5,000,000	4,767,406
Yara International ASA
5.25%, 12/15/2014 (Acquired 10/28/2013, Cost $699,895) (a)	676,000	701,073

		66,081,261

Communications - 2.29%
21st Century Fox America Inc
8.00%, 10/17/2016	114,000	134,180
7.25%, 05/18/2018	203,000	245,189
8.88%, 04/26/2023	108,000	137,770
9.50%, 07/15/2024	175,000	228,984
7.30%, 04/30/2028	454,000	531,471
7.63%, 11/30/2028	310,000	384,506
6.20%, 12/15/2034	258,000	285,597
6.65%, 11/15/2037	310,000	361,851
6.90%, 08/15/2039	155,000	184,737
6.15%, 02/15/2041	3,790,000	4,224,050
America Movil SAB de CV
2.38%, 09/08/2016	441,000	453,864
5.00%, 10/16/2019	3,500,000	3,823,750
3.13%, 07/16/2022	374,000	345,257
6.13%, 03/30/2040	283,000	299,447
AT&T Inc
0.80%, 12/01/2015	116,000	115,707
0.90%, 02/12/2016	213,000	211,918
5.63%, 06/15/2016	237,000	261,549
1.40%, 12/01/2017	241,000	237,589
5.50%, 02/01/2018	302,000	339,955
4.45%, 05/15/2021	722,000	760,143
3.88%, 08/15/2021	134,000	135,755
6.30%, 01/15/2038	743,000	821,200
5.35%, 09/01/2040	1,094,000	1,082,439
4.30%, 12/15/2042	6,322,000	5,362,567
4.35%, 06/15/2045	511,000	432,608

BellSouth Corp
5.20%, 09/15/2014	604,000	623,699
BellSouth Telecommunications LLC
6.30%, 12/15/2015	76,161	79,853
British Telecommunications PLC
5.95%, 01/15/2018	289,000	330,462
9.63%, 12/15/2030	101,000	150,717
CBS Corp
1.95%, 07/01/2017	4,840,000	4,848,775
8.88%, 05/15/2019	181,000	231,414
5.75%, 04/15/2020	147,000	165,011
4.30%, 02/15/2021	155,000	157,794
7.88%, 09/01/2023	129,000	152,180
7.88%, 07/30/2030	622,000	773,880
5.50%, 05/15/2033	77,000	75,691
5.90%, 10/15/2040	67,000	67,945
Cellco Partnership / Verizon Wireless Capital LLC
8.50%, 11/15/2018	619,000	783,736
Centel Capital Corp
9.00%, 10/15/2019	464,000	550,115
CenturyLink Inc
5.15%, 06/15/2017	322,000	345,345
6.45%, 06/15/2021	970,000	1,008,800
7.60%, 09/15/2039	516,000	459,240
Cisco Systems Inc
5.50%, 02/22/2016	155,000	170,521
5.90%, 02/15/2039	515,000	572,565
5.50%, 01/15/2040	481,000	508,914
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022	542,000	750,711
Comcast Cable Communications LLC
8.88%, 05/01/2017	103,000	126,484
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	252,164

Comcast Corp
5.90%, 03/15/2016	134,000	147,988
6.50%, 01/15/2017	103,000	117,997
4.25%, 01/15/2033	1,895,000	1,760,301
6.50%, 11/15/2035	1,342,000	1,565,313
6.45%, 03/15/2037	310,000	359,768
6.95%, 08/15/2037	107,000	131,535
4.50%, 01/15/2043	5,000,000	4,516,595
COX Communications Inc
5.45%, 12/15/2014	86,000	89,874
3.25%, 12/15/2022 (Acquired 10/28/2013, Cost $317,164) (a)	348,000	314,900
8.38%, 03/01/2039 (Acquired 10/28/2013, Cost $165,140) (a)	134,000	162,512
Cox Enterprises Inc
7.38%, 07/15/2027 (Acquired 10/28/2013, Cost $321,045) (a)	273,000	316,965
Crown Castle Towers LLC
3.21%, 08/15/2015 (Acquired 10/28/2013, Cost $291,814) (a)	287,000	292,613
Deutsche Telekom International Finance BV
4.88%, 07/08/2014	433,000	442,200
2.25%, 03/06/2017 (Acquired 10/28/2013 through 12/11/2013, Cost $4,630,644) (a)	4,529,000	4,593,516
6.00%, 07/08/2019	209,000	241,955
8.75%, 06/15/2030	648,000	914,187
4.88%, 03/06/2042 (Acquired 10/28/2013, Cost $233,049) (a)	240,000	229,030
DIRECTV Holdings LLC / DIRECTV Financing Co Inc
4.60%, 02/15/2021	578,000	596,892
5.00%, 03/01/2021	446,000	468,527
3.80%, 03/15/2022	619,000	594,634
6.00%, 08/15/2040	2,146,000	2,119,177
6.38%, 03/01/2041	329,000	341,126
Discovery Communications LLC
4.38%, 06/15/2021	752,000	777,063
4.95%, 05/15/2042	261,000	242,429
eBay Inc
2.60%, 07/15/2022	236,000	217,056
4.00%, 07/15/2042	213,000	180,381
GTE Corp
6.84%, 04/15/2018	2,356,000	2,744,165
8.75%, 11/01/2021	114,000	144,314
6.94%, 04/15/2028	351,000	398,432

GTP Acquisition Partners I LLC
4.35%, 06/15/2016 (Acquired 10/28/2013, Cost $1,149,435) (a)	1,087,000	1,144,026
Historic TW Inc
9.15%, 02/01/2023	347,000	460,150
NBCUniversal Media LLC
5.15%, 04/30/2020	287,000	320,793
4.38%, 04/01/2021	413,000	437,128
6.40%, 04/30/2040	372,000	427,662
5.95%, 04/01/2041	527,000	576,452
New Cingular Wireless Services Inc
8.75%, 03/01/2031	140,000	198,063
Nippon Telegraph & Telephone Corp
1.40%, 07/18/2017	237,000	234,146
Orange SA
2.75%, 09/14/2016	437,000	453,802
8.75%, 03/01/2031	655,000	904,341
Qwest Corp
6.75%, 12/01/2021	841,000	920,865
Rogers Communications Inc
4.10%, 10/01/2023	955,000	956,798
8.75%, 05/01/2032	258,000	334,483
SK Telecom Co Ltd
6.63%, 07/20/2027 (Acquired 10/28/2013 through 11/27/2013, Cost $436,999) (a)	361,000	418,382
Sprint Capital Corp
6.90%, 05/01/2019	301,000	328,843
8.75%, 03/15/2032	38,000	40,755
TCI Communications Inc
8.75%, 08/01/2015	44,000	49,485
7.13%, 02/15/2028	138,000	169,720
Telecom Italia Capital SA
6.18%, 06/18/2014	178,000	182,005
7.00%, 06/04/2018	5,219,000	5,780,042
7.18%, 06/18/2019	215,000	241,338
7.20%, 07/18/2036	644,000	619,850

Telefonica Emisiones SAU
6.42%, 06/20/2016	468,000	521,516
6.22%, 07/03/2017	880,000	992,042
3.19%, 04/27/2018	221,000	225,070
5.88%, 07/15/2019	155,000	172,841
5.46%, 02/16/2021	233,000	245,848
Thomson Reuters Corp
4.70%, 10/15/2019	222,000	240,223
3.95%, 09/30/2021	934,000	930,517
4.50%, 05/23/2043	312,000	264,105
Time Warner Cable Inc
8.25%, 02/14/2014	164,000	165,408
5.85%, 05/01/2017	100,000	109,070
6.75%, 07/01/2018	470,000	527,076
8.75%, 02/14/2019	184,000	219,483
8.25%, 04/01/2019	222,000	260,074
6.55%, 05/01/2037	375,000	347,007
7.30%, 07/01/2038	253,000	252,286
6.75%, 06/15/2039	539,000	507,578
5.88%, 11/15/2040	475,000	410,897
5.50%, 09/01/2041	2,264,000	1,875,982
Time Warner Entertainment Co LP
8.38%, 03/15/2023	208,000	239,238
8.38%, 07/15/2033	671,000	731,042
Time Warner Inc
4.75%, 03/29/2021	585,000	623,828
7.63%, 04/15/2031	4,513,000	5,711,499
7.70%, 05/01/2032	842,000	1,081,103
6.50%, 11/15/2036	257,000	290,378
6.20%, 03/15/2040	323,000	355,836
6.25%, 03/29/2041	170,000	188,782
5.38%, 10/15/2041	181,000	183,082
5.35%, 12/15/2043	4,275,000	4,329,421
Verizon Communications Inc
5.55%, 02/15/2016	26,000	28,434
2.50%, 09/15/2016	199,000	205,773
5.50%, 02/15/2018	224,000	253,066
8.75%, 11/01/2018	101,000	129,237
4.50%, 09/15/2020	1,070,000	1,145,506
7.75%, 12/01/2030	1,817,000	2,320,752

6.40%, 09/15/2033	16,483,000	18,957,445
5.85%, 09/15/2035	149,000	158,188
6.40%, 02/15/2038	114,000	128,018
7.35%, 04/01/2039	454,000	563,865
6.55%, 09/15/2043	4,850,000	5,674,301
Verizon Maryland LLC
5.13%, 06/15/2033	103,000	97,655
Verizon New England Inc
7.88%, 11/15/2029	279,000	327,453
Verizon New York Inc
7.38%, 04/01/2032	91,000	103,166
Verizon Pennsylvania LLC
6.00%, 12/01/2028	439,000	432,361
8.35%, 12/15/2030	540,000	642,005
Viacom Inc
4.38%, 09/15/2014	2,401,000	2,463,620
1.25%, 02/27/2015	173,000	173,862
4.50%, 03/01/2021	62,000	64,871
3.88%, 12/15/2021	581,000	577,425
3.13%, 06/15/2022	224,000	206,929
3.25%, 03/15/2023	69,000	63,909
4.50%, 02/27/2042	209,000	178,312
4.38%, 03/15/2043	718,000	606,258
Vodafone Group PLC
5.00%, 09/15/2015	529,000	565,653
1.63%, 03/20/2017	857,000	856,696
1.50%, 02/19/2018	784,000	764,390
5.45%, 06/10/2019	78,000	88,665

		134,587,720

Consumer, Cyclical - 1.07%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 10/28/2013, Cost $379,784) (a)	398,000	388,050
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	148,148	156,666
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023 (Acquired 10/28/2013 through 11/20/2013, Cost $5,393,442) (a)	5,144,000	5,362,620

Arrow Electronics Inc
3.38%, 11/01/2015	336,000	347,721
3.00%, 03/01/2018	197,000	197,101
6.88%, 06/01/2018	279,000	316,118
6.00%, 04/01/2020	478,000	509,766
4.50%, 03/01/2023	183,000	175,994
7.50%, 01/15/2027	992,000	1,139,230
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018	28,400	30,104
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	50,464	56,142
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	3,034,817	3,315,538
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	219,000	217,905
CVS Caremark Corp
4.00%, 12/05/2023	6,000,000	5,987,304
6.13%, 09/15/2039	206,000	233,628
5.75%, 05/15/2041	701,000	765,049
5.30%, 12/05/2043	6,120,000	6,329,078
CVS Pass-Through Trust
5.93%, 01/10/2034 (Acquired 10/28/2013, Cost $789,158) (a)	712,464	776,486
Daimler Finance North America LLC
1.65%, 04/10/2015 (Acquired 10/28/2013, Cost $1,200,097) (a)	1,189,000	1,198,210
2.63%, 09/15/2016 (Acquired 10/28/2013, Cost $559,071) (a)	542,000	560,483
2.95%, 01/11/2017 (Acquired 10/28/2013, Cost $1,048,687) (a)	1,011,000	1,043,957
1.88%, 01/11/2018 (Acquired 10/28/2013 through 12/10/2013, Cost $3,075,245) (a)	3,080,000	3,033,929
2.38%, 08/01/2018 (Acquired 10/28/2013, Cost $196,143) (a)	195,000	194,569
2.25%, 07/31/2019 (Acquired 11/19/2013 through 11/20/2013, Cost $3,215,206) (a)	3,250,000	3,185,302
8.50%, 01/18/2031	155,000	225,050
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	363,906	392,109
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	119,754	130,532
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	376,622	402,985
DR Horton Inc
6.50%, 04/15/2016	107,000	116,898

Ford Motor Co
4.75%, 01/15/2043	6,130,000	5,528,488
Gap Inc/The
5.95%, 04/12/2021	391,000	432,044
Home Depot Inc/The
5.40%, 03/01/2016	475,000	521,021
4.40%, 04/01/2021	77,000	83,158
5.88%, 12/16/2036	5,490,000	6,334,900
Johnson Controls Inc
4.25%, 03/01/2021	344,000	357,423
3.75%, 12/01/2021	475,000	471,590
6.00%, 01/15/2036	107,000	114,997
5.25%, 12/01/2041	722,000	701,891
Kohl’s Corp
6.25%, 12/15/2017	103,000	118,125
Lowe’s Cos Inc
7.11%, 05/15/2037	361,000	445,434
5.13%, 11/15/2041	238,000	244,774
4.65%, 04/15/2042	449,000	434,230
Macy’s Retail Holdings Inc
7.45%, 07/15/2017	134,000	156,712
2.88%, 02/15/2023	421,000	381,015
4.38%, 09/01/2023	192,000	192,723
5.13%, 01/15/2042	101,000	96,380
Newell Rubbermaid Inc
4.70%, 08/15/2020	310,000	325,144
Nissan Motor Acceptance Corp
1.80%, 03/15/2018 (Acquired 10/28/2013, Cost $714,844) (a)	727,000	709,772
Nordstrom Inc
4.00%, 10/15/2021	398,000	412,791
PACCAR Financial Corp
1.60%, 03/15/2017	407,000	406,414
0.84%, 12/06/2018	3,000,000	3,004,308
Target Corp
6.00%, 01/15/2018	217,000	250,599

Toyota Motor Credit Corp
3.20%, 06/17/2015	572,000	594,847
2.00%, 09/15/2016	1,600,000	1,645,775
2.05%, 01/12/2017	402,000	410,841
1.75%, 05/22/2017	516,000	518,434
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018	25,593	26,744
Walgreen Co
3.10%, 09/15/2022	871,000	816,552
Wal-Mart Stores Inc
7.55%, 02/15/2030	72,000	96,926
5.25%, 09/01/2035	124,000	134,704
6.20%, 04/15/2038	108,000	129,800

		62,887,080

Consumer, Non-cyclical - 2.72%
AbbVie Inc
1.75%, 11/06/2017	866,000	864,517
2.90%, 11/06/2022	574,000	536,492
4.40%, 11/06/2042	3,600,000	3,357,626
Actavis Inc
3.25%, 10/01/2022	271,000	252,767
4.63%, 10/01/2042	3,330,000	3,029,634
ADT Corp/The
3.50%, 07/15/2022	577,000	502,251
4.13%, 06/15/2023	217,000	192,590
4.88%, 07/15/2042	323,000	243,059
Aetna Inc
6.50%, 09/15/2018	4,000,000	4,711,748
6.75%, 12/15/2037	341,000	415,858
4.50%, 05/15/2042	205,000	190,570
Amgen Inc
5.70%, 02/01/2019	204,000	235,090
4.50%, 03/15/2020	123,000	131,881
3.88%, 11/15/2021	722,000	741,631
5.75%, 03/15/2040	5,865,000	6,283,831
4.95%, 10/01/2041	464,000	440,830
5.15%, 11/15/2041	1,496,000	1,490,444
5.65%, 06/15/2042	242,000	256,287

Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	117,090
5.75%, 04/01/2036	114,000	127,113
Anheuser-Busch InBev Worldwide Inc
7.75%, 01/15/2019	728,000	909,024
Archer-Daniels-Midland Co
5.94%, 10/01/2032	227,000	251,290
Baxter International Inc
4.63%, 03/15/2015	52,000	54,509
1.85%, 06/15/2018	183,000	180,711
3.65%, 08/15/2042	1,900,000	1,576,076
Becton Dickinson and Co
5.00%, 05/15/2019	72,000	80,731
Bunge Ltd Finance Corp
5.10%, 07/15/2015	138,000	146,079
8.50%, 06/15/2019	4,456,000	5,474,120
Bunge NA Finance LP
5.90%, 04/01/2017	470,000	513,163
Cargill Inc
6.00%, 11/27/2017 (Acquired 10/28/2013, Cost $184,146) (a)	160,000	182,690
7.35%, 03/06/2019 (Acquired 10/28/2013, Cost $360,997) (a)	294,000	355,864
4.31%, 05/14/2021 (Acquired 10/28/2013, Cost $300,452) (a)	281,000	291,607
3.30%, 03/01/2022 (Acquired 12/28/2013, Cost $791,781) (a)	800,000	765,303
Celgene Corp
3.25%, 08/15/2022	1,020,000	965,692
4.00%, 08/15/2023	298,000	293,410
Cigna Corp
5.38%, 02/15/2042	3,040,000	3,160,691
Coca-Cola Co/The
4.88%, 03/15/2019	160,000	179,360
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	9,890,000	9,816,933
ConAgra Foods Inc
1.30%, 01/25/2016	235,000	235,407
5.82%, 06/15/2017	181,000	203,986
2.10%, 03/15/2018	238,000	235,384
4.95%, 08/15/2020	215,000	230,823
9.75%, 03/01/2021	1,750,000	2,258,967
7.00%, 10/01/2028	1,250,000	1,467,404

Diageo Capital PLC
1.50%, 05/11/2017	405,000	404,126
4.83%, 07/15/2020	287,000	317,810
Diageo Finance BV
5.30%, 10/28/2015	222,000	240,327
Diageo Investment Corp
8.00%, 09/15/2022	516,000	672,293
ERAC USA Finance LLC
2.25%, 01/10/2014 (Acquired 10/28/2013, Cost $282,107) (a)	282,000	282,085
2.75%, 03/15/2017 (Acquired 10/28/2013, Cost $283,687) (a)	275,000	282,858
6.38%, 10/15/2017 (Acquired 10/28/2013, Cost $47,532) (a)	41,000	47,445
4.50%, 08/16/2021 (Acquired 10/28/2013, Cost $422,090) (a)	400,000	416,858
6.70%, 06/01/2034 (Acquired 10/28/2013, Cost $584,379) (a)	508,000	563,885
5.63%, 03/15/2042 (Acquired 10/28/2013, Cost $369,169) (a)	357,000	364,622
Express Scripts Holding Co
2.65%, 02/15/2017	7,518,000	7,748,615
4.75%, 11/15/2021	4,000,000	4,226,656
FBG Finance Pty Ltd
5.13%, 06/15/2015 (Acquired 10/28/2013, Cost $434,827) (a)	410,000	434,996
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	433,984
Gilead Sciences Inc
5.65%, 12/01/2041	2,910,000	3,239,520
GlaxoSmithKline Capital Inc
5.65%, 05/15/2018	320,000	368,365
6.38%, 05/15/2038	217,000	265,597
Health Management Associates Inc
6.13%, 04/15/2016	3,145,000	3,483,087
Heineken NV
1.40%, 10/01/2017 (Acquired 10/28/2013, Cost $295,660) (a)	299,000	293,341
Hospira Inc
6.05%, 03/30/2017	537,000	592,520
Humana Inc
7.20%, 06/15/2018	215,000	254,356

Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,076,966
4.50%, 12/05/2043	3,650,000	3,623,231
Kellogg Co
1.75%, 05/17/2017	262,000	261,690
3.25%, 05/21/2018	234,000	243,353
3.13%, 05/17/2022	437,000	414,322
Kimberly-Clark Corp
7.50%, 11/01/2018	52,000	64,458
2.40%, 03/01/2022	140,000	130,133
Kraft Foods Group Inc
6.13%, 08/23/2018	531,000	618,946
5.38%, 02/10/2020	318,000	358,768
3.50%, 06/06/2022	588,000	573,061
6.88%, 01/26/2039	1,049,000	1,277,514
6.50%, 02/09/2040	310,000	361,522
5.00%, 06/04/2042	505,000	497,825
Kroger Co/The
7.50%, 01/15/2014	230,000	230,525
2.20%, 01/15/2017	399,000	403,853
6.40%, 08/15/2017	62,000	71,036
6.15%, 01/15/2020	206,000	234,787
7.50%, 04/01/2031	1,271,000	1,542,883
5.40%, 07/15/2040	95,000	94,008
5.00%, 04/15/2042	1,434,000	1,368,198
McKesson Corp
0.95%, 12/04/2015	144,000	143,907
Medco Health Solutions Inc
2.75%, 09/15/2015	223,000	230,197
Merck & Co Inc
1.30%, 05/18/2018	107,000	104,069
2.40%, 09/15/2022	376,000	343,451
2.80%, 05/18/2023	361,000	334,208
4.15%, 05/18/2043	4,000,000	3,654,360
Mondelez International Inc
5.38%, 02/10/2020	1,161,000	1,311,222
Mylan Inc/PA
6.00%, 11/15/2018 (Acquired 12/26/2013, Cost $707,543) (a)	662,000	705,424
2.55%, 03/28/2019	600,000	594,012
7.88%, 07/15/2020 (Acquired 11/18/2013, Cost $5,678,044) (a)	5,000,000	5,657,710

Novartis Capital Corp
2.40%, 09/21/2022	6,440,000	5,904,385
PepsiCo Inc
0.80%, 08/25/2014	96,000	96,244
1.25%, 08/13/2017	1,175,000	1,162,412
7.90%, 11/01/2018	24,000	30,000
3.00%, 08/25/2021	258,000	254,420
Perrigo Co Plc
2.30%, 11/08/2018 (Acquired 12/17/2013, Cost $4,220,425) (a)	4,223,000	4,168,219
Pfizer Inc
3.00%, 06/15/2023	449,000	421,867
4.30%, 06/15/2043	4,170,000	3,921,260
Procter & Gamble - Esop
9.36%, 01/01/2021	201,387	256,798
Procter & Gamble Co/The
5.50%, 02/01/2034	103,000	115,135
Roche Holdings Inc
7.00%, 03/01/2039 (Acquired 11/26/2013, Cost $3,206,395) (a)	2,400,000	3,147,252
RR Donnelley & Sons Co
8.60%, 08/15/2016	269,000	311,368
6.13%, 01/15/2017	11,000	11,990
7.63%, 06/15/2020	107,000	116,362
SABMiller Holdings Inc
1.85%, 01/15/2015 (Acquired 10/28/2013, Cost $395,228) (a)	391,000	395,687
2.20%, 08/01/2018 (Acquired 12/17/2013, Cost $5,119,123) (a)	5,080,000	5,072,024
3.75%, 01/15/2022 (Acquired 10/28/2013, Cost $493,342) (a)	481,000	482,794
SABMiller PLC
5.70%, 01/15/2014 (Acquired 10/28/2013, Cost $475,902) (a)	475,000	475,816
6.50%, 07/01/2016 (Acquired 10/28/2013, Cost $99,199) (a)	88,000	99,278
UnitedHealth Group Inc
3.38%, 11/15/2021	685,000	676,548
2.75%, 02/15/2023	186,000	170,312
2.88%, 03/15/2023	310,000	288,457
6.63%, 11/15/2037	562,000	679,938
4.38%, 03/15/2042	5,170,000	4,724,119

Warner Chilcott Co LLC / Warner Chilcott Finance LLC
7.75%, 09/15/2018	6,250,000	6,765,625
WellPoint Inc
2.30%, 07/15/2018	289,000	286,706
3.13%, 05/15/2022	484,000	453,933
3.30%, 01/15/2023	271,000	252,901
4.63%, 05/15/2042	400,000	369,686
4.65%, 01/15/2043	391,000	361,989
5.10%, 01/15/2044	5,191,000	5,147,640
WM Wrigley Jr Co
2.90%, 10/21/2019 (Acquired 12/10/2013, Cost $4,986,034) (a)	4,960,000	4,918,996
Wyeth LLC
6.45%, 02/01/2024	82,000	98,181
Zoetis Inc
4.70%, 02/01/2043	3,230,000	3,018,949

		160,066,809

Diversified - 0.14%
Hutchison Whampoa International 09 Ltd
7.63%, 04/09/2019 (Acquired 10/28/2013, Cost $741,553) (a)	612,000	745,367
Hutchison Whampoa International 09/19 Ltd
5.75%, 09/11/2019 (Acquired 12/03/2013, Cost $7,042,938) (a)	6,175,000	6,985,629
Hutchison Whampoa International 12 II Ltd
3.25%, 11/08/2022 (Acquired 10/28/2013, Cost $419,246) (a)	450,000	411,596

		8,142,592

Energy - 3.07%
Alberta Energy Co Ltd
7.38%, 11/01/2031	274,000	321,697
Anadarko Finance Co
7.50%, 05/01/2031	206,000	250,457
Anadarko Holding Co
7.15%, 05/15/2028	170,000	197,118
Anadarko Petroleum Corp
7.63%, 03/15/2014	877,000	888,659
5.75%, 06/15/2014	42,000	42,881
6.38%, 09/15/2017	722,000	828,906
8.70%, 03/15/2019	664,000	840,671
6.95%, 06/15/2019	2,975,000	3,540,937
6.45%, 09/15/2036	4,125,000	4,632,107
0.00%, 10/10/2036	4,000,000	1,438,640

ANR Pipeline Co
9.63%, 11/01/2021	337,000	455,016
Apache Corp
6.90%, 09/15/2018	258,000	310,112
3.25%, 04/15/2022	99,000	97,540
4.75%, 04/15/2043	416,000	403,498
BP Capital Markets PLC
3.88%, 03/10/2015	568,000	590,889
1.85%, 05/05/2017	689,000	695,917
1.38%, 11/06/2017	229,000	225,518
4.74%, 03/11/2021	640,000	700,073
3.25%, 05/06/2022	262,000	253,947
2.75%, 05/10/2023	262,000	239,231
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,857,387
Burlington Resources Finance Co
7.40%, 12/01/2031	53,000	68,714
Burlington Resources Inc
8.20%, 03/15/2025	206,000	270,200
Cameron International Corp
1.60%, 04/30/2015	177,000	178,081
3.60%, 04/30/2022	5,900,000	5,780,826
4.00%, 12/15/2023	163,000	161,076
Canadian Natural Resources Ltd
5.90%, 02/01/2018	41,000	46,668
7.20%, 01/15/2032	41,000	49,125
6.45%, 06/30/2033	150,000	169,920
6.50%, 02/15/2037	118,000	133,410
6.25%, 03/15/2038	478,000	535,614
6.75%, 02/01/2039	206,000	243,797
Cenovus Energy Inc
3.00%, 08/15/2022	184,000	172,544
6.75%, 11/15/2039	351,000	411,415
4.45%, 09/15/2042	427,000	384,492

CenterPoint Energy Resources Corp
6.13%, 11/01/2017	55,000	63,130
4.50%, 01/15/2021	103,000	109,862
Chevron Corp
4.95%, 03/03/2019	526,000	596,646
2.43%, 06/24/2020	314,000	305,541
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023	2,000,000	1,786,366
Conoco Funding Co
7.25%, 10/15/2031	54,000	69,739
ConocoPhillips
5.20%, 05/15/2018	155,000	174,902
5.75%, 02/01/2019	206,000	237,884
6.00%, 01/15/2020	150,000	175,967
6.50%, 02/01/2039	150,000	188,103
ConocoPhillips Canada Funding Co I
5.63%, 10/15/2016	126,000	140,977
Continental Resources Inc/OK
4.50%, 04/15/2023	5,700,000	5,778,375
DCP Midstream LLC
9.75%, 03/15/2019 (Acquired 10/28/2013 through 12/09/2013, Cost $6,282,757) (a)	4,960,000	6,171,416
Devon Energy Corp
0.78%, 12/15/2016	4,000,000	4,006,948
1.88%, 05/15/2017	3,385,000	3,409,657
6.30%, 01/15/2019	1,174,000	1,360,499
3.25%, 05/15/2022	596,000	568,315
4.75%, 05/15/2042	323,000	299,521
El Paso Pipeline Partners Operating Co LLC
5.00%, 10/01/2021	4,875,000	5,105,651
7.50%, 11/15/2040	483,000	579,409
Encana Corp
6.50%, 05/15/2019	240,000	280,355
6.50%, 08/15/2034	118,000	129,128
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	138,539
4.65%, 06/01/2021	5,000,000	5,143,210
Eni SpA
5.70%, 10/01/2040 (Acquired 10/28/2013, Cost $546,581) (a)	557,000	541,692

Enterprise Products Operating LLC
4.85%, 08/15/2042	4,000,000	3,767,068
EOG Resources Inc
6.88%, 10/01/2018	186,000	223,697
4.10%, 02/01/2021	547,000	571,393
2.63%, 03/15/2023	249,000	226,533
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/2019 (Acquired 11/21/2013, Cost $2,160,522) (a)	1,750,000	2,152,500
Halliburton Co
6.15%, 09/15/2019	77,000	91,050
3.50%, 08/01/2023	332,000	321,832
6.70%, 09/15/2038	350,000	431,250
7.45%, 09/15/2039	521,000	701,227
7.60%, 08/15/2096 (Acquired 10/28/2013, Cost $351,109) (a)	258,000	341,683
Hess Corp
7.88%, 10/01/2029	173,000	220,469
Husky Energy Inc
6.20%, 09/15/2017	3,630,000	4,138,091
6.15%, 06/15/2019	119,000	136,516
Kerr-McGee Corp
6.95%, 07/01/2024	127,000	147,531
7.88%, 09/15/2031	1,041,000	1,302,647
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	107,000	135,948
7.30%, 08/15/2033	1,650,000	1,942,968
6.95%, 01/15/2038	242,000	278,009
6.50%, 09/01/2039	107,000	117,307
5.00%, 08/15/2042	3,544,000	3,273,097
Kinder Morgan Finance Co LLC
5.70%, 01/05/2016	97,000	104,191
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	243,769
5.15%, 10/15/2043	481,000	474,116
Marathon Oil Corp
6.00%, 10/01/2017	289,000	327,518
5.90%, 03/15/2018	291,000	331,123
Maritimes & Northeast Pipeline LLC
7.50%, 05/31/2014 (Acquired 10/28/2013, Cost $902,826) (a)	883,687	902,907

Murphy Oil Corp
4.00%, 06/01/2022	537,000	510,906
Nabors Industries Inc
2.35%, 09/15/2016 (Acquired 12/10/2013, Cost $5,088,767) (a)	5,000,000	5,050,375
6.15%, 02/15/2018	118,000	132,600
4.63%, 09/15/2021	600,000	600,703
National Oilwell Varco Inc
6.13%, 08/15/2015	757,000	757,840
1.35%, 12/01/2017	162,000	159,161
Nexen Energy ULC
6.40%, 05/15/2037	408,000	464,433
7.50%, 07/30/2039	4,000,000	5,101,036
Noble Energy Inc
8.25%, 03/01/2019	323,000	401,472
5.25%, 11/15/2043	2,675,000	2,672,814
Noble Holding International Ltd
3.95%, 03/15/2022	90,000	87,985
5.25%, 03/15/2042	64,000	61,407
Occidental Petroleum Corp
1.75%, 02/15/2017	251,000	251,863
ONEOK Partners LP
6.15%, 10/01/2016	365,000	409,885
3.20%, 09/15/2018	1,300,000	1,329,277
8.63%, 03/01/2019	353,000	442,726
6.20%, 09/15/2043	2,500,000	2,698,517
PC Financial Partnership
5.00%, 11/15/2014	119,000	123,327
Pemex Project Funding Master Trust
5.75%, 03/01/2018	301,000	335,615
6.63%, 06/15/2035	5,107,000	5,375,117
Petrobras Global Finance BV
2.00%, 05/20/2016	3,000,000	2,997,627
4.38%, 05/20/2023	788,000	702,023
Petrobras International Finance Co
3.50%, 02/06/2017	537,000	541,914
5.88%, 03/01/2018	4,000,000	4,263,140
7.88%, 03/15/2019	206,000	233,345

5.75%, 01/20/2020	107,000	110,097
5.38%, 01/27/2021	743,000	737,344
6.75%, 01/27/2041	114,000	106,069
Petro-Canada
6.05%, 05/15/2018	263,000	303,080
6.80%, 05/15/2038	330,000	394,964
Petrofac Ltd
3.40%, 10/10/2018 (Acquired 10/28/2013 through 11/14/2013, Cost $5,116,266) (a)	5,029,000	5,064,983
Petrohawk Energy Corp
7.25%, 08/15/2018	5,742,000	6,189,876
Petroleos Mexicanos
5.50%, 01/21/2021	7,000,000	7,525,000
Phillips 66
2.95%, 05/01/2017	241,000	250,734
4.30%, 04/01/2022	3,136,000	3,186,853
Pioneer Natural Resources Co
5.88%, 07/15/2016	211,000	234,060
Plains Exploration & Production Co
7.63%, 04/01/2020	918,000	1,013,125
QEP Resources Inc
6.80%, 03/01/2020	107,000	112,350
Reliance Holdings USA Inc
5.40%, 02/14/2022 (Acquired 11/20/2013, Cost $2,034,730) (a)	2,000,000	2,022,684
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (Acquired 10/28/2013, Cost $181,317) (a)	215,000	190,812
Schlumberger Investment SA
3.30%, 09/14/2021 (Acquired 10/28/2013, Cost $340,138) (a)	337,000	335,045
3.65%, 12/01/2023	3,754,000	3,721,314
Shell International Finance BV
3.10%, 06/28/2015	103,000	106,892
1.13%, 08/21/2017	504,000	497,055
4.30%, 09/22/2019	310,000	339,796
4.38%, 03/25/2020	885,000	970,178
6.38%, 12/15/2038	619,000	768,791
Sinopec Group Overseas Development 2013 Ltd
4.38%, 10/17/2023 (Acquired 10/28/2013, Cost $476,150) (a)	475,000	466,412

Southern Natural Gas Co LLC
5.90%, 04/01/2017 (Acquired 10/28/2013, Cost $169,381) (a)	150,000	168,102
Spectra Energy Capital LLC
5.67%, 08/15/2014	143,000	147,252
8.00%, 10/01/2019	515,000	613,449
5.65%, 03/01/2020	253,000	275,498
3.30%, 03/15/2023	467,000	413,583
7.50%, 09/15/2038	257,000	295,521
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	310,169
5.95%, 09/25/2043	207,000	221,292
Statoil ASA
3.13%, 08/17/2017	304,000	319,118
1.20%, 01/17/2018	221,000	215,720
5.25%, 04/15/2019	382,000	432,945
3.15%, 01/23/2022	237,000	231,450
2.45%, 01/17/2023	280,000	255,223
2.65%, 01/15/2024	663,000	598,027
4.25%, 11/23/2041	193,000	176,910
Suncor Energy Inc
6.10%, 06/01/2018	196,000	226,568
5.95%, 12/01/2034	248,000	270,034
6.85%, 06/01/2039	93,000	111,886
Talisman Energy Inc
7.75%, 06/01/2019	682,000	816,808
5.85%, 02/01/2037	171,000	165,223
6.25%, 02/01/2038	164,000	166,764
5.50%, 05/15/2042	860,000	810,031
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 10/28/2013, Cost $658,003) (a)	714,000	638,461
Tosco Corp
7.80%, 01/01/2027	392,000	515,687
8.13%, 02/15/2030	361,000	502,911
Total Capital Canada Ltd
0.62%, 01/15/2016	174,000	174,920
Total Capital International SA
0.75%, 01/25/2016	256,000	255,512
1.50%, 02/17/2017	218,000	218,398
1.55%, 06/28/2017	581,000	581,125
2.88%, 02/17/2022	144,000	136,938

Total Capital SA
2.30%, 03/15/2016	1,032,000	1,063,280
4.13%, 01/28/2021	229,000	242,217
TransCanada PipeLines Ltd
6.50%, 08/15/2018	196,000	230,669
7.13%, 01/15/2019	273,000	329,978
6.20%, 10/15/2037	155,000	176,580
7.25%, 08/15/2038	217,000	274,974
Transocean Inc
6.50%, 11/15/2020	697,000	795,932
6.38%, 12/15/2021	195,000	219,124
3.80%, 10/15/2022	287,000	272,026
7.50%, 04/15/2031	52,000	59,432
7.35%, 12/15/2041	153,000	184,518
Weatherford International Ltd/Bermuda
4.50%, 04/15/2022	249,000	250,569
6.50%, 08/01/2036	114,000	118,901
9.88%, 03/01/2039	275,000	385,000
6.75%, 09/15/2040	2,000,000	2,163,110
5.95%, 04/15/2042	97,000	97,188
Williams Partners LP
6.30%, 04/15/2040	333,000	357,879
5.80%, 11/15/2043	3,550,000	3,623,595

		180,146,474

Financials - 12.23%
ABN AMRO Bank NV
2.50%, 10/30/2018 (Acquired 10/28/13 through 11/15/13, Cost $4,991,031) (a)	4,967,000	4,956,271
ACE INA Holdings Inc
5.60%, 05/15/2015	206,000	219,722
2.60%, 11/23/2015	375,000	387,958
Aflac Inc
2.65%, 02/15/2017	214,000	220,829
8.50%, 05/15/2019	155,000	197,966
4.00%, 02/15/2022	245,000	246,584
3.63%, 06/15/2023	585,000	566,266
6.45%, 08/15/2040	219,000	257,676

African Development Bank
8.80%, 09/01/2019	2,720,000	3,511,697
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (Acquired 10/28/2013, Cost $1,191,395) (a)	955,000	1,157,829
Allstate Corp/The
3.15%, 06/15/2023	420,000	398,304
Ally Financial Inc
6.75%, 12/01/2014	16,000	16,740
2.75%, 01/30/2017	5,000,000	5,018,750
8.00%, 12/31/2018	43,000	50,740
American Express Centurion Bank
6.00%, 09/13/2017	506,000	580,519
American Express Co
7.00%, 03/19/2018	284,000	339,335
American Express Credit Corp
5.13%, 08/25/2014	464,000	478,129
2.80%, 09/19/2016	831,000	868,295
2.38%, 03/24/2017	287,000	295,001
American Honda Finance Corp
1.45%, 02/27/2015 (Acquired 10/28/2013, Cost $833,772) (a)	826,000	833,711
2.60%, 09/20/2016 (Acquired 10/28/2013, Cost $1,231,294) (a)	1,184,000	1,231,849
2.13%, 02/28/2017 (Acquired 10/28/2013, Cost $432,639) (a)	425,000	429,786
1.50%, 09/11/2017 (Acquired 10/28/2013, Cost $351,084) (a)	352,000	346,804
1.60%, 02/16/2018 (Acquired 10/28/2013, Cost $298,788) (a)	302,000	297,407
2.13%, 10/10/2018	69,000	68,716
American International Group Inc
5.45%, 05/18/2017	611,000	682,927
8.25%, 08/15/2018	215,000	268,939
6.40%, 12/15/2020	15,100,000	17,846,101
4.13%, 02/15/2024	622,000	618,394
8.18%, 05/15/2058	107,000	129,470
American Tower Corp
3.50%, 01/31/2023	341,000	310,905
American Tower Trust I
1.55%, 03/15/2018 (Acquired 10/28/2013, Cost $388,565) (a)	396,000	386,488

Ameriprise Financial Inc
7.30%, 06/28/2019	215,000	263,687
4.00%, 10/15/2023	650,000	648,073
Ameritech Capital Funding Corp
9.10%, 06/01/2016	135,792	151,802
6.45%, 01/15/2018	321,000	363,736
AmSouth Bancorp
6.75%, 11/01/2025	27,000	28,308
ANZ New Zealand Int’l Ltd/London
3.13%, 08/10/2015 (Acquired 10/28/2013, Cost $312,884) (a)	302,000	313,002
Aon Corp
3.50%, 09/30/2015	208,000	217,087
3.13%, 05/27/2016	256,000	266,975
6.25%, 09/30/2040	172,000	196,689
Aon PLC
4.00%, 11/27/2023	9,550,000	9,369,133
Associates Corp of North America
6.95%, 11/01/2018	2,915,000	3,468,293
Australia & New Zealand Banking Group Ltd
3.25%, 03/01/2016 (Acquired 10/28/2013, Cost $668,553) (a)	640,000	670,625
2.40%, 11/23/2016 (Acquired 10/28/2013, Cost $1,066,722) (a)	1,028,000	1,064,391
4.88%, 01/12/2021 (Acquired 10/28/2013, Cost $327,705) (a)	296,000	322,002
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	41,985
Bank of America Corp
7.38%, 05/15/2014	595,000	609,808
5.45%, 07/15/2014	384,000	393,968
5.00%, 01/15/2015	72,000	75,019
10.20%, 07/15/2015	184,000	206,778
3.63%, 03/17/2016	245,000	257,756
6.50%, 08/01/2016	515,000	581,480
5.63%, 10/14/2016	670,000	746,637
6.40%, 08/28/2017	2,293,000	2,643,613
5.75%, 12/01/2017	480,000	546,294
2.00%, 01/11/2018	733,000	731,700
6.88%, 04/25/2018	843,000	996,736
5.65%, 05/01/2018	825,000	939,072
7.63%, 06/01/2019	360,000	446,518

5.63%, 07/01/2020	1,825,000	2,085,451
5.88%, 01/05/2021	15,340,000	17,631,581
5.00%, 05/13/2021	1,330,000	1,453,388
3.30%, 01/11/2023	4,343,000	4,109,638
4.10%, 07/24/2023	217,000	217,921
6.11%, 01/29/2037	3,580,000	3,860,926
7.75%, 05/14/2038	137,000	176,876
Bank of America NA
5.30%, 03/15/2017	5,191,000	5,721,634
Bank of Montreal
1.40%, 09/11/2017	1,416,000	1,394,060
2.55%, 11/06/2022	878,000	802,690
Bank of New York Mellon Corp/The
3.10%, 01/15/2015	258,000	264,949
1.20%, 02/20/2015	295,000	297,266
2.95%, 06/18/2015	826,000	855,075
2.40%, 01/17/2017	1,010,000	1,033,667
4.60%, 01/15/2020	387,000	417,043
3.55%, 09/23/2021	355,000	363,215
Bank of Nova Scotia
3.40%, 01/22/2015	730,000	753,110
0.66%, 12/13/2016	5,650,000	5,658,170
2.55%, 01/12/2017	867,000	899,176
Bank of Tokyo-Mitsubishi UFJ Ltd/The
3.85%, 01/22/2015 (Acquired 10/28/2013, Cost $464,917) (a)	451,000	465,238
2.35%, 02/23/2017 (Acquired 10/28/2013, Cost $1,003,021) (a)	980,000	994,682
4.10%, 09/09/2023 (Acquired 10/28/2013, Cost $246,308) (a)	239,000	239,448
Banponce Trust I
8.33%, 02/01/2027	234,000	201,240
Barclays Bank PLC
5.20%, 07/10/2014	960,000	983,969
2.75%, 02/23/2015	1,193,000	1,219,949
2.50%, 09/21/2015 (Acquired 10/28/2013, Cost $890,624) (a)	864,000	890,730
5.00%, 09/22/2016	114,000	125,508
2.25%, 05/10/2017 (Acquired 10/28/2013, Cost $284,866) (a)	275,000	283,387
6.05%, 12/04/2017 (Acquired 10/28/2013, Cost $428,068) (a)	382,000	427,070
6.75%, 05/22/2019	430,000	518,267
5.13%, 01/08/2020	5,000,000	5,544,155

BB&T Corp
3.95%, 04/29/2016	645,000	686,650
4.90%, 06/30/2017	284,000	310,776
1.60%, 08/15/2017	384,000	380,573
6.85%, 04/30/2019	170,000	204,428
Bear Stearns Cos LLC/The
5.30%, 10/30/2015	274,000	295,542
Berkshire Hathaway Finance Corp
1.30%, 05/15/2018	100,000	97,718
5.40%, 05/15/2018	1,207,000	1,388,326
2.90%, 10/15/2020	605,000	599,971
3.00%, 05/15/2022	268,000	256,920
5.75%, 01/15/2040	134,000	148,230
4.40%, 05/15/2042	1,524,000	1,393,665
4.30%, 05/15/2043	322,000	289,995
Berkshire Hathaway Inc
3.75%, 08/15/2021	605,000	623,774
3.40%, 01/31/2022	1,193,000	1,186,661
BlackRock Inc
3.50%, 12/10/2014	335,000	344,790
5.00%, 12/10/2019	959,000	1,082,799
3.38%, 06/01/2022	898,000	888,201
Blackstone Holdings Finance Co LLC
5.88%, 03/15/2021 (Acquired 10/28/2013, Cost $1,630,970) (a)	1,445,000	1,607,625
BNP Paribas SA
3.25%, 03/03/2023	430,000	406,841
BPCE SA
1.49%, 04/25/2016	306,000	309,982
2.50%, 12/10/2018	2,500,000	2,486,615
5.70%, 10/22/2023 (Acquired 10/28/2013 through 11/04/2013, Cost $3,752,991) (a)	3,645,000	3,755,298
Branch Banking & Trust Co
5.63%, 09/15/2016	480,000	534,020
0.54%, 05/23/2017	2,500,000	2,471,332
Caisse Centrale Desjardins
2.55%, 03/24/2016 (Acquired 10/28/2013, Cost $649,291) (a)	624,000	649,272

Canadian Imperial Bank of Commerce/Canada
2.60%, 07/02/2015 (Acquired 10/28/2013, Cost $1,303,937) (a)	1,264,000	1,303,816
0.90%, 10/01/2015	256,000	257,402
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	4,973,250
3.38%, 02/15/2023	2,164,000	2,011,828
Capital One Financial Corp
7.38%, 05/23/2014	627,000	643,147
2.15%, 03/23/2015	262,000	266,344
1.00%, 11/06/2015	211,000	210,908
4.75%, 07/15/2021	7,058,000	7,505,117
3.50%, 06/15/2023	942,000	884,263
CDP Financial Inc
4.40%, 11/25/2019 (Acquired 10/28/2013, Cost $346,057) (a)	310,000	341,265
Charles Schwab Corp/The
3.23%, 09/01/2022	165,000	158,807
Chubb Corp/The
5.75%, 05/15/2018	117,000	134,483
Cie de Financement Foncier SA
2.50%, 09/16/2015 (Acquired 10/28/2013, Cost $205,742) (a)	200,000	205,722
CIT Group Inc
6.63%, 04/01/2018 (Acquired 11/22/2013, Cost $1,466,787) (a)	1,300,000	1,460,875
Citigroup Inc
6.38%, 08/12/2014	193,000	199,489
5.00%, 09/15/2014	546,000	561,553
6.01%, 01/15/2015	523,000	550,742
4.75%, 05/19/2015	551,000	579,791
4.70%, 05/29/2015	155,000	163,176
2.25%, 08/07/2015	1,342,000	1,369,884
4.59%, 12/15/2015	1,197,000	1,279,131
1.25%, 01/15/2016	568,000	569,885
4.45%, 01/10/2017	984,000	1,066,458
5.50%, 02/15/2017	103,000	113,489
6.00%, 08/15/2017	1,393,000	1,587,686
6.13%, 11/21/2017	850,000	979,803
8.50%, 05/22/2019	1,484,000	1,901,878
5.38%, 08/09/2020	884,000	1,005,676
4.50%, 01/14/2022	10,172,000	10,779,391

3.38%, 03/01/2023	127,000	120,715
3.50%, 05/15/2023	5,000,000	4,658,955
5.50%, 09/13/2025	494,000	520,300
6.63%, 01/15/2028	387,000	449,199
6.88%, 03/05/2038	23,000	28,283
8.13%, 07/15/2039	294,000	412,390
5.88%, 01/30/2042	212,000	238,261
6.68%, 09/13/2043	2,800,000	3,221,758
CME Group Inc/IL
3.00%, 09/15/2022	1,135,000	1,071,801
5.30%, 09/15/2043	115,000	120,351
CNA Financial Corp
5.85%, 12/15/2014	702,000	735,265
6.50%, 08/15/2016	537,000	603,942
5.88%, 08/15/2020	523,000	596,236
7.25%, 11/15/2023	5,470,000	6,557,994
Comerica Inc
3.00%, 09/16/2015	202,000	209,661
Commonwealth Bank of Australia
0.84%, 10/08/2015 (Acquired 12/05/2013, Cost $536,191) (a)	537,000	536,726
0.75%, 09/20/2016 (Acquired 11/22/2013, Cost $5,015,341) (a)	5,000,000	5,012,135
2.25%, 03/16/2017 (Acquired 10/28/2013, Cost $861,873) (a)	836,000	859,646
CommonWealth REIT
6.65%, 01/15/2018	401,000	437,255
5.88%, 09/15/2020	723,000	743,836
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.20%, 03/11/2015 (Acquired 10/28/2013, Cost $1,350,773) (a)	1,311,000	1,351,802
2.13%, 10/13/2015	241,000	247,212
0.49%, 03/07/2016 (Acquired 10/28/2013, Cost $1,071,755) (a)	1,074,000	1,072,809
3.38%, 01/19/2017	258,000	271,646
4.50%, 01/11/2021	712,000	755,721
3.88%, 02/08/2022	4,611,000	4,636,135
5.80%, 09/30/2110 (Acquired 10/28/2013, Cost $375,773) (a)	361,000	361,280
Corp Andina de Fomento
3.75%, 01/15/2016	939,000	976,276
4.38%, 06/15/2022	735,000	727,783

Countrywide Financial Corp
6.25%, 05/15/2016	1,461,000	1,612,211
Credit Agricole SA
1.10%, 10/03/2016 (Acquired 10/28/2013, Cost $250,477) (a)	250,000	250,677
6.64%, 05/29/2049 (Acquired 10/28/2013, Cost $104,194) (a)	107,000	106,996
Credit Suisse USA Inc
4.88%, 01/15/2015	124,000	129,553
Credit Suisse/New York NY
5.30%, 08/13/2019	169,000	189,709
Deutsche Bank AG/London
3.88%, 08/18/2014	363,000	370,616
3.25%, 01/11/2016	805,000	841,921
6.00%, 09/01/2017	341,000	389,481
Discover Bank/Greenwood DE
4.20%, 08/08/2023	6,711,000	6,619,126
DNB Boligkreditt AS
2.10%, 10/14/2015 (Acquired 10/28/2013, Cost $1,525,135) (a)	1,488,000	1,525,944
Dresdner Bank AG/New York NY
7.25%, 09/15/2015	3,259,000	3,518,671
Duke Realty LP
3.88%, 02/15/2021	344,000	339,388
ERP Operating LP
4.63%, 12/15/2021	434,000	457,548
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	211,878
4.38%, 09/15/2021	250,000	260,767
Fifth Third Bancorp
5.45%, 01/15/2017	150,000	164,849
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/2016	5,000,000	4,996,535
First Hawaiian Capital I
8.34%, 07/01/2027	403,000	409,549
First Tennessee Bank NA
5.05%, 01/15/2015	542,000	562,771
5.65%, 04/01/2016	680,000	733,649
FMR LLC
4.95%, 02/01/2033 (Acquired 10/28/2013, Cost $247,283) (a)	250,000	245,304
6.45%, 11/15/2039 (Acquired 10/28/2013, Cost $299,986) (a)	258,000	294,522

FNBC 1993-A Pass Through Trust
8.08%, 01/05/2018	84,417	91,783
Ford Motor Credit Co LLC
7.00%, 04/15/2015	140,000	150,691
4.21%, 04/15/2016	345,000	367,611
1.49%, 05/09/2016	332,000	336,871
3.98%, 06/15/2016	1,249,000	1,328,185
3.00%, 06/12/2017	905,000	940,583
6.63%, 08/15/2017	3,473,000	4,023,238
2.88%, 10/01/2018	1,072,000	1,097,294
4.25%, 09/20/2022	397,000	398,825
General Electric Capital Corp
1.63%, 07/02/2015	1,187,000	1,206,290
2.25%, 11/09/2015	426,000	439,040
1.00%, 12/11/2015	258,000	260,067
0.41%, 02/15/2017	361,000	357,081
5.40%, 02/15/2017	155,000	172,503
2.30%, 04/27/2017	790,000	812,020
5.63%, 09/15/2017	764,000	869,124
1.60%, 11/20/2017	328,000	325,841
5.63%, 05/01/2018	2,376,000	2,728,522
6.00%, 08/07/2019	547,000	641,802
2.10%, 12/11/2019	152,000	147,792
5.50%, 01/08/2020	2,028,000	2,322,391
5.55%, 05/04/2020	666,000	766,384
4.38%, 09/16/2020	1,486,000	1,610,511
4.63%, 01/07/2021	8,824,000	9,622,104
5.30%, 02/11/2021	184,000	205,826
4.65%, 10/17/2021	8,987,000	9,790,869
3.15%, 09/07/2022	1,935,000	1,872,532
6.75%, 03/15/2032	954,000	1,181,343
5.88%, 01/14/2038	196,000	223,266
6.88%, 01/10/2039	8,263,000	10,622,880
Genworth Holdings Inc
5.75%, 06/15/2014	652,000	665,528
4.90%, 08/15/2023	161,000	160,920

Goldman Sachs Capital I
6.35%, 02/15/2034	343,000	346,088
Goldman Sachs Group Inc/The
3.30%, 05/03/2015	388,000	399,767
3.70%, 08/01/2015	415,000	432,136
1.60%, 11/23/2015	688,000	695,395
3.63%, 02/07/2016	667,000	700,003
6.25%, 09/01/2017	878,000	1,005,187
5.95%, 01/18/2018	1,331,000	1,513,264
6.15%, 04/01/2018	1,193,000	1,367,986
2.90%, 07/19/2018	263,000	267,648
7.50%, 02/15/2019	3,617,000	4,405,394
5.38%, 03/15/2020	1,007,000	1,119,914
6.00%, 06/15/2020	1,514,000	1,735,918
5.25%, 07/27/2021	694,000	759,820
5.75%, 01/24/2022	17,547,000	19,752,447
3.63%, 01/22/2023	263,000	254,677
6.75%, 10/01/2037	4,938,000	5,493,747
Great-West Life & Annuity Insurance Capital LP II
7.15%, 05/16/2046 (Acquired 10/28/2013, Cost $315,085) (a)	301,000	310,030
Hartford Financial Services Group Inc
4.00%, 10/15/2017	537,000	571,164
5.13%, 04/15/2022	5,500,000	5,990,661
8.13%, 06/15/2038	236,000	275,058
HCP Inc
3.75%, 02/01/2019	149,000	154,764
2.63%, 02/01/2020	325,000	309,786
5.38%, 02/01/2021	638,000	694,513
Health Care REIT Inc
4.50%, 01/15/2024	461,000	455,167
Highmark Inc
4.75%, 05/15/2021 (Acquired 10/30/2013 through 11/20/2013, Cost $309,763) (a)	322,000	302,755
HSBC Bank PLC
1.63%, 07/07/2014 (Acquired 10/28/2013, Cost $911,450) (a)	904,000	909,586
3.50%, 06/28/2015 (Acquired 10/28/2013, Cost $496,633) (a)	477,000	497,190
1.50%, 05/15/2018 (Acquired 10/28/2013, Cost $928,034) (a)	944,000	921,787
4.13%, 08/12/2020 (Acquired 10/28/2013, Cost $656,471) (a)	615,000	650,725
4.75%, 01/19/2021 (Acquired 10/28/2013, Cost $1,129,937) (a)	1,032,000	1,120,162

HSBC Bank USA NA/New York NY
4.63%, 04/01/2014	702,000	709,228
HSBC Finance Corp
5.00%, 06/30/2015	671,000	709,058
0.67%, 06/01/2016	2,605,000	2,600,816
7.35%, 11/27/2032	32,000	37,061
HSBC Holdings PLC
5.10%, 04/05/2021	482,000	535,719
4.88%, 01/14/2022	743,000	801,786
4.00%, 03/30/2022	1,012,000	1,040,183
6.50%, 09/15/2037	5,996,000	7,091,685
6.10%, 01/14/2042	743,000	885,160
HSBC USA Capital Trust I
7.81%, 12/15/2026 (Acquired 10/28/13 through 11/25/13, Cost $1,112,685) (a)	1,100,000	1,113,750
HSBC USA Capital Trust II
8.38%, 05/15/2027 (Acquired 10/28/13 through 11/25/13, Cost $54,835) (a)	54,000	54,892
HSBC USA Capital Trust III
7.75%, 11/15/2026	107,000	108,177
HSBC USA Inc
2.38%, 02/13/2015	1,032,000	1,053,019
1.63%, 01/16/2018	769,000	758,278
9.13%, 05/15/2021	75,000	94,095
Hyundai Capital Services Inc
6.00%, 05/05/2015 (Acquired 10/28/2013, Cost $228,037) (a)	215,000	228,651
4.38%, 07/27/2016 (Acquired 10/28/2013, Cost $257,681) (a)	242,000	257,468
3.50%, 09/13/2017 (Acquired 10/28/2013, Cost $208,952) (a)	200,000	206,753
ING Bank NV
2.00%, 09/25/2015 (Acquired 10/28/2013, Cost $259,591) (a)	256,000	260,241
1.38%, 03/07/2016 (Acquired 10/28/2013, Cost $514,190) (a)	516,000	516,814
4.00%, 03/15/2016 (Acquired 10/28/2013, Cost $412,990) (a)	392,000	414,306
3.75%, 03/07/2017 (Acquired 10/28/2013, Cost $1,445,152) (a)	1,369,000	1,441,858
ING US Inc
5.50%, 07/15/2022	5,000,000	5,437,460
IntercontinentalExchange Group Inc
2.50%, 10/15/2018	243,000	244,787
4.00%, 10/15/2023	578,000	581,426

International Bank for Reconstruction & Development
0.00%, 02/15/2016	980,000	963,289
Intesa Sanpaolo SpA
3.13%, 01/15/2016 (Acquired 11/21/2013, Cost $3,266,508) (a)	3,200,000	3,260,998
Invesco Finance PLC
3.13%, 11/30/2022	710,000	656,959
4.00%, 01/30/2024	2,400,000	2,378,832
Jackson National Life Global Funding
4.70%, 06/01/2018 (Acquired 10/28/2013, Cost $329,905) (a)	310,000	323,320
Jefferies Group LLC
3.88%, 11/09/2015	317,000	330,730
5.13%, 04/13/2018	1,534,000	1,658,637
8.50%, 07/15/2019	955,000	1,165,100
6.88%, 04/15/2021	430,000	489,783
6.45%, 06/08/2027	578,000	600,583
6.25%, 01/15/2036	155,000	149,575
John Deere Capital Corp
1.20%, 10/10/2017	560,000	546,079
2.25%, 04/17/2019	5,335,000	5,323,610
1.70%, 01/15/2020	123,000	115,826
3.15%, 10/15/2021	257,000	253,396
2.80%, 01/27/2023	373,000	348,549
John Hancock Life Insurance Co
7.38%, 02/15/2024 (Acquired 10/28/2013, Cost $893,419) (a)	731,000	865,196
JPMorgan Chase & Co
5.13%, 09/15/2014	6,000,000	6,181,638
4.25%, 10/15/2020	64,000	67,842
4.35%, 08/15/2021	10,000,000	10,539,200
3.38%, 05/01/2023	3,800,000	3,541,600
5.60%, 07/15/2041	494,000	536,111
5.63%, 08/16/2043	3,550,000	3,751,548
JPMorgan Chase Bank NA
5.88%, 06/13/2016	322,000	357,127
Kemper Corp
6.00%, 05/15/2017	5,000,000	5,482,420
KeyCorp
2.30%, 12/13/2018	211,000	209,469

Kookmin Bank
7.25%, 05/14/2014 (Acquired 10/28/2013, Cost $511,389) (a)	500,000	511,437
LeasePlan Corp NV
2.50%, 05/16/2018 (Acquired 10/28/2013 through 12/27/2013, Cost $2,274,466) (a)	2,306,000	2,241,893
Liberty Mutual Group Inc
5.00%, 06/01/2021 (Acquired 10/28/2013, Cost $376,515) (a)	351,000	368,125
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $319,167) (a)	322,000	310,901
6.50%, 03/15/2035 (Acquired 11/19/2013, Cost $4,441,688) (a)	4,000,000	4,367,088
10.75%, 06/15/2058 (Acquired 10/28/2013, Cost $408,513) (a)	269,000	402,155
Liberty Mutual Insurance Co
7.70%, 10/15/2097 (Acquired 10/28/2013, Cost $106,317) (a)	100,000	101,995
Lincoln National Corp
8.75%, 07/01/2019	5,000,000	6,435,780
4.85%, 06/24/2021	168,000	180,449
4.20%, 03/15/2022	265,000	270,040
7.00%, 06/15/2040	5,160,000	6,464,825
6.05%, 04/20/2067	121,000	120,093
Lloyds Bank PLC
2.30%, 11/27/2018	1,075,000	1,072,211
5.80%, 01/13/2020 (Acquired 10/28/2013, Cost $197,429) (a)	172,000	197,193
M&I Marshall & Ilsley Bank
4.85%, 06/16/2015	1,360,000	1,433,421
M&T Capital Trust I
8.23%, 02/01/2027	337,000	341,711
M&T Capital Trust II
8.28%, 06/01/2027	169,000	172,364
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	4,996,268
Macquarie Bank Ltd
5.00%, 02/22/2017 (Acquired 10/28/2013, Cost $2,963,221) (a)	2,719,000	2,948,592
Macquarie Group Ltd
7.30%, 08/01/2014 (Acquired 10/28/2013, Cost $748,507) (a)	722,000	748,439
3.00%, 12/03/2018 (Acquired 11/25/2013, Cost $5,976,001) (a)	6,000,000	5,975,838
7.63%, 08/13/2019 (Acquired 10/28/2013, Cost $91,358) (a)	77,000	92,217
6.00%, 01/14/2020 (Acquired 10/28/2013, Cost $522,491) (a)	475,000	524,656
6.25%, 01/14/2021 (Acquired 10/28/2013, Cost $1,141,302) (a)	1,034,000	1,142,941
Manufacturers & Traders Trust Co
6.63%, 12/04/2017	464,000	537,166

Markel Corp
7.13%, 09/30/2019	3,780,000	4,500,714
Marsh & McLennan Cos Inc
2.30%, 04/01/2017	269,000	270,914
9.25%, 04/15/2019	177,000	229,296
4.80%, 07/15/2021	5,000,000	5,330,160
Massachusetts Mutual Life Insurance Co
8.88%, 06/01/2039 (Acquired 10/28/2013 through 12/02/2013, Cost $8,073,484) (a)	5,548,000	7,950,628
5.38%, 12/01/2041 (Acquired 10/28/2013, Cost $213,185) (a)	203,000	209,870
MassMutual Global Funding II
3.13%, 04/14/2016 (Acquired 10/28/2013, Cost $293,172) (a)	280,000	293,092
2.00%, 04/05/2017 (Acquired 10/28/2013, Cost $1,674,979) (a)	1,652,000	1,656,854
2.50%, 10/17/2022 (Acquired 10/28/2013, Cost $358,070) (a)	386,000	348,636
MBIA Insurance Corp
11.50%, 01/15/2033 (Acquired 10/28/2013, Cost $58,385) (a)	86,000	64,930
MetLife Inc
6.82%, 08/15/2018	84,000	100,501
7.72%, 02/15/2019	118,000	146,262
4.37%, 09/15/2023	7,200,000	7,350,379
6.50%, 12/15/2032	56,000	66,631
4.88%, 11/13/2043	3,000,000	2,944,320
Metlife of Connecticut Global Funding I
5.13%, 08/15/2014 (Acquired 10/28/2013, Cost $339,483) (a)	330,000	339,292
Metropolitan Life Global Funding I
1.70%, 06/29/2015 (Acquired 10/28/2013, Cost $926,839) (a)	916,000	929,765
2.50%, 09/29/2015 (Acquired 10/28/2013, Cost $1,062,036) (a)	1,032,000	1,062,886
3.13%, 01/11/2016 (Acquired 10/28/2013, Cost $347,285) (a)	334,000	348,142
1.50%, 01/10/2018 (Acquired 10/28/2013, Cost $469,951) (a)	476,000	462,960
3.65%, 06/14/2018 (Acquired 10/28/2013, Cost $1,464,094) (a)	1,373,000	1,447,577
1.88%, 06/22/2018 (Acquired 10/28/2013, Cost $223,465) (a)	225,000	220,902
3.88%, 04/11/2022 (Acquired 10/28/2013, Cost $1,523,560) (a)	1,480,000	1,492,383
Metropolitan Life Insurance Co
7.70%, 11/01/2015 (Acquired 11/21/2013, Cost $3,348,233) (a)	3,000,000	3,295,896
Mizuho Bank Ltd
1.85%, 03/21/2018 (Acquired 10/28/2013, Cost $370,889) (a)	376,000	366,476

Morgan Stanley
4.75%, 04/01/2014	115,000	115,914
6.00%, 05/13/2014	599,000	610,424
4.20%, 11/20/2014	440,000	453,992
6.00%, 04/28/2015	340,000	362,112
4.00%, 07/24/2015	791,000	825,917
1.75%, 02/25/2016	170,000	172,282
5.45%, 01/09/2017	537,000	595,534
5.95%, 12/28/2017	110,000	125,677
6.63%, 04/01/2018	457,000	534,733
7.30%, 05/13/2019	1,482,000	1,799,753
5.63%, 09/23/2019	1,702,000	1,934,640
5.50%, 07/24/2020	774,000	865,642
5.75%, 01/25/2021	10,335,000	11,691,613
5.50%, 07/28/2021	372,000	415,694
4.88%, 11/01/2022	1,895,000	1,939,838
4.10%, 05/22/2023	1,645,000	1,591,950
5.00%, 11/24/2025	4,306,000	4,318,875
6.38%, 07/24/2042	2,000,000	2,342,562
Murray Street Investment Trust I
4.65%, 03/09/2017	258,000	277,837
NASDAQ OMX Group Inc/The
4.00%, 01/15/2015	1,932,000	1,982,516
National Australia Bank Ltd
3.75%, 03/02/2015 (Acquired 10/28/2013, Cost $369,753) (a)	357,000	370,303
2.75%, 09/28/2015 (Acquired 10/28/2013, Cost $830,295) (a)	805,000	833,562
0.74%, 10/08/2015 (Acquired 10/28/2013, Cost $1,099,793) (a)	1,100,000	1,099,629
3.00%, 07/27/2016 (Acquired 10/28/2013, Cost $756,049) (a)	722,000	755,703
0.67%, 12/02/2016 (Acquired 11/21/2013, Cost $5,000,001) (a)	5,000,000	4,999,950
2.00%, 06/20/2017 (Acquired 10/28/2013, Cost $2,112,603) (a)	2,064,000	2,102,390
National City Bank/Cleveland OH
5.80%, 06/07/2017	1,013,000	1,141,735
National Rural Utilities Cooperative Finance Corp
10.38%, 11/01/2018	3,522,000	4,763,097
8.00%, 03/01/2032	341,000	457,424
Nationwide Mutual Insurance Co
6.60%, 04/15/2034 (Acquired 10/28/2013, Cost $104,622) (a)	103,000	104,931
9.38%, 08/15/2039 (Acquired 10/28/2013, Cost $1,794,289) (a)	1,283,000	1,799,190

New York Life Global Funding
1.30%, 01/12/2015 (Acquired 10/28/2013, Cost $644,787) (a)	640,000	645,729
3.00%, 05/04/2015 (Acquired 10/28/2013, Cost $671,087) (a)	650,000	670,781
0.75%, 07/24/2015 (Acquired 10/28/2013, Cost $582,836) (a)	582,000	583,227
0.80%, 02/12/2016 (Acquired 10/28/2013, Cost $155,302) (a)	155,000	155,701
2.10%, 01/02/2019 (Acquired 12/5/2013, Cost $8,140,628) (a)	8,150,000	8,059,616
Nomura Holdings Inc
5.00%, 03/04/2015	292,000	305,050
4.13%, 01/19/2016	864,000	909,491
2.00%, 09/13/2016	6,532,000	6,586,000
6.70%, 03/04/2020	300,000	344,004
Nordea Bank AB
3.13%, 03/20/2017 (Acquired 10/28/2013, Cost $1,661,736) (a)	1,584,000	1,656,359
1.63%, 05/15/2018 (Acquired 10/28/2013, Cost $253,981) (a)	258,000	252,090
4.88%, 05/13/2021 (Acquired 10/28/2013, Cost $673,209) (a)	640,000	661,518
Northern Trust Corp
3.95%, 10/30/2025	6,915,000	6,738,633
Oversea-Chinese Banking Corp Ltd
1.63%, 03/13/2015 (Acquired 10/28/2013, Cost $684,976) (a)	678,000	685,819
Pacific Life Global Funding
5.00%, 05/15/2017 (Acquired 10/28/2013, Cost $435,459) (a)	413,000	431,865
Pacific Life Insurance Co
9.25%, 06/15/2039 (Acquired 10/28/2013, Cost $739,788) (a)	526,000	730,462
Pemex Finance Ltd
10.61%, 08/15/2017	301,875	347,483
PNC Bank NA
2.95%, 01/30/2023	6,500,000	5,982,041
4.20%, 11/01/2025	322,000	315,632
PNC Funding Corp
3.00%, 05/19/2014	105,000	106,065
5.25%, 11/15/2015	124,000	133,159
2.70%, 09/19/2016	133,000	138,727
5.63%, 02/01/2017	127,000	140,970
6.70%, 06/10/2019	423,000	508,097
5.13%, 02/08/2020	588,000	660,417
4.38%, 08/11/2020	468,000	500,330
3.30%, 03/08/2022	575,000	565,022

Portigon AG/New York
4.80%, 07/15/2015	300,000	316,936
Pricoa Global Funding I
5.45%, 06/11/2014 (Acquired 10/28/2013, Cost $674,227) (a)	660,000	674,115
Principal Financial Group Inc
1.85%, 11/15/2017	149,000	147,652
Principal Life Global Funding I
5.05%, 03/15/2015 (Acquired 10/28/2013, Cost $173,054) (a)	165,000	173,022
Principal Life Global Funding II
1.00%, 12/11/2015 (Acquired 10/28/2013, Cost $183,327) (a)	183,000	183,372
Private Export Funding Corp
4.38%, 03/15/2019	970,000	1,071,009
2.80%, 05/15/2022	1,200,000	1,163,814
ProLogis LP
4.25%, 08/15/2023	295,000	291,417
Protective Life Corp
7.38%, 10/15/2019	854,000	1,041,527
Prudential Covered Trust 2012-1
3.00%, 09/30/2015 (Acquired 10/28/2013, Cost $840,910) (a)	815,150	840,403
Prudential Holdings LLC
8.70%, 12/18/2023 (Acquired 10/28/2013, Cost $235,932) (a)	187,600	238,037
Prudential Insurance Co of America/The
8.30%, 07/01/2025 (Acquired 10/28/2013, Cost $1,554,456) (a)	1,191,000	1,494,955
Realty Income Corp
2.00%, 01/31/2018	4,700,000	4,602,992
Regions Bank/Birmingham AL
7.50%, 05/15/2018	1,537,000	1,818,711
Regions Financial Corp
7.75%, 11/10/2014	30,000	31,651
5.75%, 06/15/2015	215,000	229,088
Royal Bank of Canada
2.30%, 07/20/2016	867,000	896,286
1.20%, 09/19/2017	727,000	720,336
2.20%, 07/27/2018	155,000	155,629
2.00%, 10/01/2018	1,231,000	1,224,611
Royal Bank of Scotland PLC/The
6.13%, 01/11/2021	338,000	382,569

Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,861,132
Santander Issuances SAU
6.50%, 08/11/2019 (Acquired 10/28/2013, Cost $204,989) (a)	200,000	205,458
Simon Property Group LP
6.75%, 05/15/2014	170,000	171,191
5.63%, 08/15/2014	183,000	187,334
4.20%, 02/01/2015	46,000	47,352
6.10%, 05/01/2016	219,000	241,842
2.15%, 09/15/2017	946,000	959,056
6.13%, 05/30/2018	379,000	438,811
7.38%, 06/15/2018	3,000,000	3,587,628
5.65%, 02/01/2020	114,000	129,615
4.38%, 03/01/2021	6,818,000	7,208,958
4.13%, 12/01/2021	442,000	457,248
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (Acquired 10/28/2013, Cost $295,591) (a)	299,000	292,908
2.38%, 11/20/2018 (Acquired 11/13/2013, Cost $4,995,551) (a)	5,000,000	4,967,450
SLM Corp
5.38%, 05/15/2014	420,000	427,350
5.63%, 08/01/2033	54,000	44,752
SouthTrust Bank
7.69%, 05/15/2025	253,000	299,208
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (Acquired 10/28/2013, Cost $1,697,528) (a)	1,757,000	1,668,271
Springleaf Finance Corp
6.90%, 12/15/2017	100,000	109,300
Stadshypotek AB
1.88%, 10/02/2019 (Acquired 10/28/2013, Cost $670,722) (a)	683,000	658,275
Standard Chartered PLC
5.20%, 01/26/2024 (Acquired 10/28/2013, Cost $632,088) (a)	609,000	607,779
State Street Corp
3.10%, 05/15/2023	321,000	298,468
3.70%, 11/20/2023	1,385,000	1,374,111
Sumitomo Mitsui Banking Corp
3.95%, 07/19/2023	250,000	248,899
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	226,000	265,908

SunTrust Banks Inc
6.00%, 09/11/2017	103,000	116,650
Susa Partnership LP
8.20%, 06/01/2017	111,000	131,340
Svenska Handelsbanken AB
3.13%, 07/12/2016	691,000	722,722
0.72%, 09/23/2016	5,000,000	5,005,435
2.50%, 01/25/2019	2,000,000	2,015,556
Swedbank AB
2.13%, 09/29/2017 (Acquired 10/28/2013, Cost $217,516) (a)	215,000	215,065
Symetra Financial Corp
6.13%, 04/01/2016 (Acquired 10/28/2013, Cost $114,219) (a)	107,000	113,901
TD Ameritrade Holding Corp
5.60%, 12/01/2019	355,000	409,783
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (Acquired 11/22/2013, Cost $3,215,317) (a)	2,580,000	3,184,724
Toronto-Dominion Bank/The
2.20%, 07/29/2015 (Acquired 10/28/2013, Cost $958,129) (a)	933,000	957,725
2.50%, 07/14/2016	556,000	576,724
1.50%, 03/13/2017 (Acquired 10/28/2013, Cost $1,465,288) (a)	1,445,000	1,460,461
Travelers Cos Inc/The
5.80%, 05/15/2018	110,000	126,715
UBS AG/Stamford CT
3.88%, 01/15/2015	783,000	809,508
5.75%, 04/25/2018	511,000	586,654
Wachovia Bank NA
5.00%, 08/15/2015	485,000	517,213
0.57%, 03/15/2016	457,000	454,801
6.00%, 11/15/2017	2,224,000	2,566,274
Wachovia Corp
5.75%, 06/15/2017	315,000	359,319
5.75%, 02/01/2018	1,865,000	2,150,490
WEA Finance LLC / WT Finance Aust Pty Ltd
6.75%, 09/02/2019 (Acquired 10/28/2013 through 11/27/2013, Cost $7,699,431) (a)	6,415,000	7,627,467
WEA Finance LLC / WT Finance Aust Pty Ltd / WT Finance NZ Ltd
3.38%, 10/03/2022 (Acquired 10/28/2013, Cost $401,506) (a)	418,000	395,718

Wells Fargo & Co
3.68%, 06/15/2016	1,723,000	1,834,554
2.63%, 12/15/2016	1,583,000	1,657,849
5.63%, 12/11/2017	948,000	1,086,593
4.60%, 04/01/2021	877,000	961,391
3.50%, 03/08/2022	929,000	929,245
5.61%, 01/15/2044 (Acquired 10/28/2013, Cost $345,626) (a)	317,000	329,264
Wells Fargo Bank NA
4.75%, 02/09/2015	503,000	525,600
Westpac Banking Corp
4.20%, 02/27/2015	495,000	516,068
2.45%, 11/28/2016 (Acquired 10/28/2013, Cost $702,556) (a)	676,000	701,215
1.60%, 01/12/2018	846,000	833,422
0.98%, 07/30/2018	3,060,000	3,075,110
4.88%, 11/19/2019	1,105,000	1,226,152
Weyerhaeuser Co
7.38%, 03/15/2032	500,000	611,828
Willis North America Inc
5.63%, 07/15/2015	81,000	86,450
7.00%, 09/29/2019	537,000	621,348
XLIT Ltd
2.30%, 12/15/2018	4,375,000	4,297,077
5.25%, 12/15/2043	2,700,000	2,718,083

		717,894,500

Industrials - 0.98%
ABB Finance USA Inc
1.63%, 05/08/2017	173,000	172,656
2.88%, 05/08/2022	241,000	227,729
4.38%, 05/08/2042	107,000	98,055
Acuity Brands Lighting Inc
6.00%, 12/15/2019	451,000	486,297
BAE Systems Holdings Inc
6.38%, 06/01/2019 (Acquired 10/28/2013, Cost $280,526) (a)	243,000	281,228
BAE Systems PLC
5.80%, 10/11/2041 (Acquired 10/28/2013, Cost $579,956) (a)	550,000	569,711
Boeing Co/The
3.50%, 02/15/2015	26,000	26,857
4.88%, 02/15/2020	52,000	57,977
7.95%, 08/15/2024	124,000	165,441

Burlington Northern Santa Fe LLC
7.00%, 02/01/2014	134,000	134,669
5.65%, 05/01/2017	378,000	423,931
5.75%, 03/15/2018	173,000	197,234
3.60%, 09/01/2020	146,000	148,108
3.45%, 09/15/2021	215,000	212,331
3.05%, 03/15/2022	440,000	417,047
3.00%, 03/15/2023	206,000	191,840
6.70%, 08/01/2028	62,000	71,517
7.29%, 06/01/2036	134,000	168,008
5.75%, 05/01/2040	373,000	409,328
5.40%, 06/01/2041	542,000	562,171
4.38%, 09/01/2042	462,000	412,768
5.15%, 09/01/2043	4,889,000	4,966,652
Canadian Pacific Railway Co
7.13%, 10/15/2031	155,000	186,400
Caterpillar Financial Services Corp
5.50%, 03/15/2016	93,000	101,902
5.45%, 04/15/2018	103,000	117,078
7.05%, 10/01/2018	361,000	435,544
7.15%, 02/15/2019	62,000	76,212
2.85%, 06/01/2022	446,000	424,219
3.75%, 11/24/2023	2,825,000	2,789,105
Caterpillar Inc
1.50%, 06/26/2017	193,000	192,065
2.60%, 06/26/2022	220,000	203,955
CRH America Inc
6.00%, 09/30/2016	172,000	192,145
CSX Corp
6.25%, 04/01/2015	175,000	187,048
7.90%, 05/01/2017	413,000	493,471
7.38%, 02/01/2019	72,000	87,351
4.25%, 06/01/2021	205,000	214,059
5.50%, 04/15/2041	402,000	422,774
4.10%, 03/15/2044	3,535,000	2,995,566

Danaher Corp
3.90%, 06/23/2021	387,000	400,418
Deere & Co
2.60%, 06/08/2022	619,000	578,806
3.90%, 06/09/2042	275,000	241,269
EADS Finance BV
2.70%, 04/17/2023 (Acquired 10/28/2013, Cost $353,429) (a)	376,000	344,823
Eaton Corp
1.50%, 11/02/2017	163,000	159,794
5.60%, 05/15/2018	273,000	306,159
7.63%, 04/01/2024	206,000	249,549
4.00%, 11/02/2032	143,000	131,333
Federal Express Corp 1998 Pass Through Trust
6.85%, 01/15/2019	271,692	300,219
6.72%, 01/15/2022	233,554	273,258
Fluor Corp
3.38%, 09/15/2021	565,000	550,709
General Electric Co
2.70%, 10/09/2022	350,000	327,600
Hanson Ltd
6.13%, 08/15/2016	625,000	685,937
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (Acquired 10/28/2013, Cost $169,136) (a)	148,000	167,278
Honeywell International Inc
5.30%, 03/01/2018	155,000	175,214
Illinois Tool Works Inc
3.90%, 09/01/2042	1,754,000	1,501,001
Ingersoll-Rand Co
6.39%, 11/15/2027	80,000	91,325
Ingersoll-Rand Global Holding Co Ltd
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $331,232) (a)	329,000	321,338
Koninklijke Philips NV
5.75%, 03/11/2018	172,000	196,774
3.75%, 03/15/2022	864,000	864,467
7.20%, 06/01/2026	57,000	67,871
Lafarge SA
6.50%, 07/15/2016	1,650,000	1,823,250
7.13%, 07/15/2036	107,000	111,547

Lockheed Martin Corp
2.13%, 09/15/2016	318,000	326,264
4.25%, 11/15/2019	103,000	110,759
4.85%, 09/15/2041	181,000	177,876
4.07%, 12/15/2042	462,000	403,979
Martin Marietta Materials Inc
6.25%, 05/01/2037	107,000	100,212
Masco Corp
6.13%, 10/03/2016	175,000	196,000
Norfolk Southern Corp
7.70%, 05/15/2017	14,000	16,617
3.25%, 12/01/2021	570,000	552,315
2.90%, 02/15/2023	294,000	271,562
5.59%, 05/17/2025	6,000	6,557
3.95%, 10/01/2042	332,000	279,349
4.80%, 08/15/2043	3,400,000	3,292,825
6.00%, 03/15/2105	351,000	372,908
6.00%, 05/23/2111	1,274,000	1,348,948
Northrop Grumman Systems Corp
7.75%, 02/15/2031	206,000	262,723
Odebrecht Finance Ltd
5.13%, 06/26/2022 (Acquired 12/02/2013, Cost $1,274,271) (a)	1,300,000	1,272,375
Pactiv LLC
7.95%, 12/15/2025	34,000	31,875
Parker Hannifin Corp
5.50%, 05/15/2018	80,000	90,625
Penske Truck Leasing Co Lp / PTL Finance Corp
2.88%, 07/17/2018 (Acquired 10/28/2013, Cost $433,656) (a)	431,000	433,536
Precision Castparts Corp
0.70%, 12/20/2015	244,000	244,029
Republic Services Inc
5.25%, 11/15/2021	2,795,000	3,047,235
3.55%, 06/01/2022	496,000	478,260
Ryder System Inc
3.60%, 03/01/2016	278,000	290,035
2.50%, 03/01/2017	330,000	335,730

Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 (Acquired 10/28/2013, Cost $156,848) (a)	139,000	156,626
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	860,586
2.38%, 12/17/2018	7,025,000	6,927,268
Union Pacific Corp
4.88%, 01/15/2015	18,000	18,802
4.16%, 07/15/2022	453,000	466,039
2.95%, 01/15/2023	149,000	137,709
3.65%, 02/15/2024 (Acquired 10/28/2013, Cost $143,361) (a)	142,000	137,206
4.30%, 06/15/2042	165,000	149,306
4.82%, 02/01/2044 (Acquired 10/28/2013, Cost $108,429) (a)	106,000	102,663
Union Pacific Railroad Co 2003 Pass Through Trust
4.70%, 01/02/2024	29,447	31,903
United Parcel Service Inc
2.45%, 10/01/2022	186,000	170,918
United Parcel Service of America Inc
8.38%, 04/01/2020	243,000	314,354
8.38%, 04/01/2030	83,000	112,028
United Technologies Corp
1.80%, 06/01/2017	205,000	208,160
6.13%, 02/01/2019	867,000	1,023,410
3.10%, 06/01/2022	524,000	512,358
4.50%, 06/01/2042	693,000	672,963
Vulcan Materials Co
7.00%, 06/15/2018	215,000	244,562
7.15%, 11/30/2037	54,000	53,460
Wabtec Corp/DE
4.38%, 08/15/2023	322,000	318,233
Waste Management Inc
7.38%, 03/11/2019	1,275,000	1,542,063
4.75%, 06/30/2020	195,000	212,045

		57,705,644

Technology - 0.76%
Apple Inc
0.49%, 05/03/2018	790,000	788,663
2.40%, 05/03/2023	2,081,000	1,871,258

Computer Sciences Corp
2.50%, 09/15/2015	564,000	575,684
Dell Inc
7.10%, 04/15/2028	196,000	172,480
EMC Corp/MA
1.88%, 06/01/2018	640,000	632,730
3.38%, 06/01/2023	764,000	734,052
Fidelity National Information Services Inc
7.88%, 07/15/2020	4,371,000	4,768,582
3.50%, 04/15/2023	430,000	391,950
Fiserv Inc
4.63%, 10/01/2020	215,000	220,106
Hewlett-Packard Co
4.75%, 06/02/2014	196,000	199,139
2.35%, 03/15/2015	3,650,000	3,707,119
4.30%, 06/01/2021	372,000	377,040
4.38%, 09/15/2021	293,000	298,341
4.65%, 12/09/2021	326,000	335,674
6.00%, 09/15/2041	1,003,000	1,004,933
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	281,279
Intel Corp
3.30%, 10/01/2021	504,000	500,720
4.00%, 12/15/2032	595,000	548,397
International Business Machines Corp
1.95%, 07/22/2016	532,000	546,549
1.25%, 02/06/2017	571,000	569,514
5.70%, 09/14/2017	408,000	468,505
7.63%, 10/15/2018	464,000	580,400
1.63%, 05/15/2020	2,670,000	2,503,742
6.22%, 08/01/2027	68,000	80,426
4.00%, 06/20/2042	79,000	70,541
Intuit Inc
5.75%, 03/15/2017	359,000	401,393
Microsoft Corp
0.88%, 11/15/2017	238,000	234,320
2.13%, 11/15/2022	350,000	316,186
2.38%, 05/01/2023	655,000	592,580
3.63%, 12/15/2023	5,470,000	5,478,550
4.50%, 10/01/2040	125,000	118,747

National Semiconductor Corp
6.60%, 06/15/2017	855,000	999,202
Oracle Corp
5.25%, 01/15/2016	239,000	260,893
5.75%, 04/15/2018	351,000	405,604
5.00%, 07/08/2019	547,000	619,251
3.63%, 07/15/2023	149,000	147,803
6.50%, 04/15/2038	201,000	244,889
6.13%, 07/08/2039	265,000	308,775
Pitney Bowes Inc
5.60%, 03/15/2018	175,000	188,264
Seagate HDD Cayman
6.88%, 05/01/2020	5,679,000	6,140,419
Texas Instruments Inc
1.65%, 08/03/2019	434,000	418,052
Xerox Corp
8.25%, 05/15/2014	593,000	608,893
6.40%, 03/15/2016	1,379,000	1,524,195
6.75%, 02/01/2017	2,170,000	2,464,573
2.95%, 03/15/2017	202,000	207,371
5.63%, 12/15/2019	521,000	574,518
4.50%, 05/15/2021	183,000	188,359

		44,670,661

Utilities - 1.60%
AGL Capital Corp
4.95%, 01/15/2015	1,600,000	1,664,062
6.38%, 07/15/2016	691,000	770,499
3.50%, 09/15/2021	530,000	527,299
5.88%, 03/15/2041	1,210,000	1,327,168
4.40%, 06/01/2043	160,000	144,265
Alabama Power Co
6.13%, 05/15/2038	219,000	258,826
6.00%, 03/01/2039	89,000	103,850
Ameren Corp
8.88%, 05/15/2014	741,000	762,250

American Electric Power Co Inc
1.65%, 12/15/2017	246,000	241,034
American Water Capital Corp
3.85%, 03/01/2024	500,000	493,969
6.59%, 10/15/2037	386,000	468,195
Appalachian Power Co
6.70%, 08/15/2037	430,000	498,056
Arizona Public Service Co
4.65%, 05/15/2015	115,000	120,789
8.75%, 03/01/2019	91,000	115,660
5.05%, 09/01/2041	349,000	358,206
4.50%, 04/01/2042	221,000	211,618
Atmos Energy Corp
8.50%, 03/15/2019	71,000	90,984
4.15%, 01/15/2043	830,000	746,562
Baltimore Gas & Electric Co
2.80%, 08/15/2022	509,000	473,815
Beaver Valley II Funding Corp
9.00%, 06/01/2017	55,000	55,314
Boston Gas Co
4.49%, 02/15/2042 (Acquired 10/28/2013, Cost $241,241) (a)	253,000	239,164
CenterPoint Energy Inc
6.50%, 05/01/2018	390,000	455,058
Centrica PLC
4.00%, 10/16/2023 (Acquired 11/18/2013, Cost $4,975,201) (a)	5,000,000	4,869,840
Cleveland Electric Illuminating Co/The
7.88%, 11/01/2017	356,000	427,269
Comision Federal de Electricidad
4.88%, 05/26/2021 (Acquired 10/28/2013, Cost $572,420) (a)	551,000	568,908
4.88%, 01/15/2024 (Acquired 10/28/2013 through 11/22/2013, Cost $1,822,365) (a)	1,822,000	1,808,335
Connecticut Light & Power Co/The
5.65%, 05/01/2018	95,000	108,515
Consolidated Edison Co of New York Inc
5.70%, 06/15/2040	318,000	360,877
Constellation Energy Group Inc
4.55%, 06/15/2015	630,000	661,329

Consumers Energy Co
5.65%, 04/15/2020	144,000	166,003
2.85%, 05/15/2022	155,000	147,681
Delmarva Power & Light Co
4.00%, 06/01/2042	170,000	150,833
Dominion Resources Inc/VA
6.00%, 11/30/2017	61,000	69,816
8.88%, 01/15/2019	165,000	209,652
5.25%, 08/01/2033	583,000	614,905
7.00%, 06/15/2038	124,000	155,794
4.90%, 08/01/2041	212,000	203,482
DTE Electric Co
2.65%, 06/15/2022	194,000	181,947
DTE Energy Co
3.85%, 12/01/2023	292,000	288,298
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	162,257
4.30%, 06/15/2020	205,000	219,827
6.00%, 01/15/2038	161,000	189,786
4.25%, 12/15/2041	141,000	131,288
Duke Energy Corp
3.95%, 09/15/2014	194,000	198,605
2.15%, 11/15/2016	439,000	449,907
6.25%, 06/15/2018	1,781,000	2,061,718
3.55%, 09/15/2021	306,000	306,075
Duke Energy Florida Inc
5.65%, 06/15/2018	116,000	132,949
6.40%, 06/15/2038	72,000	88,772
Duke Energy Indiana Inc
3.75%, 07/15/2020	398,000	412,575
6.35%, 08/15/2038	320,000	389,849
Duke Energy Progress Inc
5.30%, 01/15/2019	206,000	234,309
3.00%, 09/15/2021	372,000	364,312
2.80%, 05/15/2022	335,000	319,148
4.10%, 05/15/2042	217,000	200,384
4.10%, 03/15/2043	181,000	166,943

Enel Finance International NV
5.13%, 10/07/2019 (Acquired 10/28/2013, Cost $949,380) (a)	888,000	948,073
6.80%, 09/15/2037 (Acquired 10/28/2013, Cost $211,129) (a)	204,000	211,450
6.00%, 10/07/2039 (Acquired 10/28/2013, Cost $98,541) (a)	103,000	98,791
Exelon Generation Co LLC
6.20%, 10/01/2017	3,436,000	3,882,838
4.00%, 10/01/2020	619,000	618,760
5.75%, 10/01/2041	192,000	183,911
Florida Power & Light Co
5.95%, 10/01/2033	402,000	473,333
5.63%, 04/01/2034	57,000	64,680
5.95%, 02/01/2038	103,000	120,697
Georgia Power Co
5.95%, 02/01/2039	41,000	45,311
GG1C Funding Corp
5.13%, 01/15/2014 (Acquired 10/28/2013, Cost $19,742) (a)	19,723	19,741
Great Plains Energy Inc
4.85%, 06/01/2021	156,000	164,368
Hydro-Quebec
9.40%, 02/01/2021	186,000	248,921
8.40%, 01/15/2022	826,000	1,079,425
8.05%, 07/07/2024	258,000	343,643
Indiana Michigan Power Co
7.00%, 03/15/2019	112,000	133,200
3.20%, 03/15/2023	991,000	926,382
Jersey Central Power & Light Co
7.35%, 02/01/2019	31,000	36,608
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	477,520	467,731
Kansas City Power & Light Co
3.15%, 03/15/2023	375,000	347,753
5.30%, 10/01/2041	1,032,000	1,032,675
Korea Electric Power Corp
6.75%, 08/01/2027	233,000	278,024
Korea Gas Corp
4.25%, 11/02/2020 (Acquired 10/28/2013, Cost $293,649) (a)	279,000	289,785
Korea Hydro & Nuclear Power Co Ltd
2.88%, 10/02/2018 (Acquired 11/18/2013, Cost $4,042,903) (a)	4,000,000	3,976,852

Mega Advance Investments Ltd
5.00%, 05/12/2021 (Acquired 10/28/2013, Cost $620,943) (a)	591,000	605,368
MidAmerican Energy Co
5.30%, 03/15/2018	72,000	81,598
MidAmerican Energy Holdings Co
5.75%, 04/01/2018	168,000	191,771
Nevada Power Co
6.50%, 08/01/2018	232,000	274,700
7.13%, 03/15/2019	188,000	228,748
5.38%, 09/15/2040	38,000	40,700
5.45%, 05/15/2041	386,000	418,097
NextEra Energy Capital Holdings Inc
1.20%, 06/01/2015	168,000	168,861
7.88%, 12/15/2015	165,000	186,493
6.00%, 03/01/2019	124,000	140,479
7.30%, 09/01/2067	295,000	324,500
Niagara Mohawk Power Corp
4.88%, 08/15/2019 (Acquired 10/28/2013, Cost $188,092) (a)	168,000	185,716
Nisource Finance Corp
5.40%, 07/15/2014	6,000,000	6,147,528
4.45%, 12/01/2021	186,000	188,464
3.85%, 02/15/2023	283,000	272,314
5.80%, 02/01/2042	774,000	805,050
Northern States Power Co/MN
6.25%, 06/01/2036	258,000	311,215
Ohio Power Co
6.05%, 05/01/2018	160,000	182,900
5.38%, 10/01/2021	65,000	72,521
Oncor Electric Delivery Co LLC
6.80%, 09/01/2018	635,000	746,266
7.00%, 09/01/2022	124,000	147,931
Pacific Gas & Electric Co
5.63%, 11/30/2017	204,000	231,127
8.25%, 10/15/2018	4,484,000	5,608,036
3.25%, 09/15/2021	146,000	143,397
2.45%, 08/15/2022	581,000	521,590
3.25%, 06/15/2023	206,000	195,407
6.05%, 03/01/2034	46,000	52,693
4.50%, 12/15/2041	749,000	704,197
4.45%, 04/15/2042	194,000	181,975

PacifiCorp
5.65%, 07/15/2018	294,000	337,723
5.50%, 01/15/2019	26,000	29,858
3.85%, 06/15/2021	103,000	106,674
Peco Energy Co
5.35%, 03/01/2018	93,000	105,512
2.38%, 09/15/2022	578,000	525,266
Pennsylvania Electric Co
6.05%, 09/01/2017	93,000	103,663
Potomac Electric Power Co
6.50%, 11/15/2037	136,000	168,744
PPL Electric Utilities Corp
2.50%, 09/01/2022	178,000	164,092
PPL Energy Supply LLC
5.70%, 10/15/2015	221,000	233,193
4.60%, 12/15/2021	980,000	941,727
Progress Energy Inc
6.05%, 03/15/2014	75,000	75,834
4.40%, 01/15/2021	390,000	411,568
3.15%, 04/01/2022	389,000	374,553
7.75%, 03/01/2031	153,000	197,027
PSEG Power LLC
5.50%, 12/01/2015	226,000	244,825
5.32%, 09/15/2016	346,000	380,697
5.13%, 04/15/2020	679,000	740,486
4.15%, 09/15/2021	83,000	84,223
8.63%, 04/15/2031	130,000	176,800
Public Service Co of Colorado
5.80%, 08/01/2018	28,000	32,411
3.20%, 11/15/2020	120,000	120,617
2.25%, 09/15/2022	210,000	190,368
Public Service Co of New Hampshire
3.50%, 11/01/2023	101,000	98,891

Public Service Co of Oklahoma
5.15%, 12/01/2019	143,000	158,424
4.40%, 02/01/2021	203,000	214,808
6.63%, 11/15/2037	449,000	519,278
Public Service Electric & Gas Co
5.30%, 05/01/2018	85,000	96,058
5.38%, 11/01/2039	117,000	127,717
RGS I&M Funding Corp
9.82%, 12/07/2022	105,579	128,676
San Diego Gas & Electric Co
6.00%, 06/01/2026	213,000	254,214
3.95%, 11/15/2041	310,000	279,648
Sempra Energy
6.50%, 06/01/2016	93,000	104,644
6.15%, 06/15/2018	237,000	272,070
9.80%, 02/15/2019	841,000	1,110,992
2.88%, 10/01/2022	361,000	332,382
4.05%, 12/01/2023	10,325,000	10,195,256
6.00%, 10/15/2039	155,000	170,262
Southern California Edison Co
4.15%, 09/15/2014	124,000	127,243
5.50%, 08/15/2018	144,000	164,843
3.88%, 06/01/2021	102,000	107,157
3.50%, 10/01/2023	328,000	321,456
5.95%, 02/01/2038	67,000	77,980
6.05%, 03/15/2039	253,000	297,075
3.90%, 12/01/2041	392,000	346,574
Southern Co/The
4.15%, 05/15/2014	60,000	60,800
1.95%, 09/01/2016	307,000	313,299
Southern Power Co
5.15%, 09/15/2041	146,000	142,933
Southwestern Public Service Co
8.75%, 12/01/2018	351,000	447,374
State Grid Overseas Investment 2013 Ltd
1.75%, 05/22/2018 (Acquired 10/28/2013, Cost $237,491) (a)	241,000	233,767
Talent Yield Investments Ltd
4.50%, 04/25/2022 (Acquired 10/28/2013, Cost $216,000) (a)	215,000	211,393

Virginia Electric and Power Co
5.95%, 09/15/2017	83,000	95,705
5.40%, 04/30/2018	475,000	539,129
2.95%, 01/15/2022	80,000	77,292
4.65%, 08/15/2043	3,500,000	3,485,944
Westar Energy Inc
4.13%, 03/01/2042	4,175,000	3,805,174
Wisconsin Electric Power Co
6.25%, 12/01/2015	134,000	147,866
2.95%, 09/15/2021	27,000	26,531
Xcel Energy Inc
0.75%, 05/09/2016	28,000	27,764
4.70%, 05/15/2020	62,000	68,043
6.50%, 07/01/2036	351,000	418,169
4.80%, 09/15/2041	95,000	92,510

		93,946,627

Total Corporate Bonds (Cost $1,533,633,801)		$1,526,129,368

Government Related - 25.13%
American Municipal Power Inc
7.50%, 02/15/2050	$1,350,000	$1,648,458
Atlanta Independent School System
5.56%, 03/01/2026	535,000	561,830
Brazilian Government International Bond
4.25%, 01/07/2025	3,150,000	3,000,375
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	852,511
California School Finance Authority
5.04%, 07/01/2020	270,000	286,141
5.04%, 01/01/2021	215,000	218,268
City of Los Angeles Department of Airports
6.58%, 05/15/2039	350,000	398,927
County of Contra Costa CA
5.14%, 06/01/2017	640,000	688,384
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	95,784
Eaton Community City School District
5.39%, 08/25/2027	275,000	278,427

Elgin Local School District
5.50%, 08/31/2027	535,000	536,551
Fannie Mae Interest Strip
0.00%, 11/15/2021	1,187,000	914,354
Fannie Mae Principal Strip
0.00%, 05/15/2030	929,000	444,997
Federal Farm Credit Banks
5.13%, 11/15/2018	666,000	760,705
Federal Home Loan Banks
5.50%, 07/15/2036	1,135,000	1,313,010
Federal Home Loan Mortgage Corp
5.50%, 08/23/2017	996,000	1,146,187
5.13%, 11/17/2017	413,000	471,230
Federal National Mortgage Association
0.00%, 06/01/2017	2,735,000	2,607,205
2.00%, 09/20/2028	826,000	815,422
Financing Corp Fico
0.00%, 11/30/2017	404,000	378,109
0.00%, 04/06/2018	194,000	179,388
0.00%, 05/11/2018	6,860,000	6,323,253
0.00%, 08/03/2018	276,000	252,439
0.00%, 03/07/2019	205,000	182,805
0.00%, 04/05/2019	2,766,000	2,455,608
0.00%, 09/26/2019	3,174,000	2,740,530
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,217,048
Indonesia Government International Bond
5.88%, 03/13/2020	5,000,000	5,285,000
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	700,000	679,385
Israel Government AID Bond
0.00%, 03/15/2018	1,032,000	958,377
0.00%, 08/15/2018	474,000	432,780
0.00%, 11/01/2019	345,000	298,776
0.00%, 08/15/2020	827,000	688,021
0.00%, 02/15/2022	464,000	354,991

5.50%, 09/18/2023	8,856,000	10,224,580
0.00%, 11/01/2023	413,000	286,468
0.00%, 11/01/2024	2,549,000	1,672,738
0.00%, 11/15/2026	258,000	150,913
5.50%, 09/18/2033	619,000	721,511
Mexico Government International Bond
5.88%, 01/15/2014	210,000	210,210
3.63%, 03/15/2022	2,000,000	2,000,000
4.00%, 10/02/2023	842,000	833,580
8.30%, 08/15/2031	103,000	139,050
7.50%, 04/08/2033	504,000	636,300
4.75%, 03/08/2044	450,000	405,562
5.75%, 10/12/2110	588,000	543,900
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	135,000	132,855
3.75%, 07/01/2034	395,000	388,609
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	285,506
Ohio State University/The
4.80%, 06/01/2111	1,102,000	953,539
Panama Government International Bond
5.20%, 01/30/2020	2,930,000	3,190,038
Poland Government International Bond
6.38%, 07/15/2019	1,000,000	1,168,750
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,356,340
4.46%, 10/01/2062	2,500,000	2,129,700
Province of Ontario Canada
2.95%, 02/05/2015	1,264,000	1,299,215
1.65%, 09/27/2019	1,315,000	1,262,137
Province of Quebec Canada
7.37%, 03/06/2026	58,000	75,158
Residual Funding Corp Principal Strip
0.00%, 07/15/2020	24,949,000	20,821,887
0.00%, 10/15/2020	5,841,000	4,808,200
0.00%, 01/15/2021	2,270,000	1,845,471
Rhode Island Housing & Mortgage Finance Corp/RI
4.00%, 10/01/2023	4,000,000	3,937,440

Russian Foreign Bond - Eurobond
7.50%, 03/31/2030 (Acquired 11/21/2013, Cost $2,686,984) (a)	2,288,000	2,665,978
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	724,442
South Africa Government International Bond
5.88%, 09/16/2025	403,000	419,120
State of California
7.30%, 10/01/2039	275,000	345,702
State of Illinois
5.10%, 06/01/2033	560,000	520,206
State Public School Building Authority
5.00%, 09/15/2027	537,000	558,340
Tennessee Valley Authority
5.88%, 04/01/2036	882,000	1,021,730
5.50%, 06/15/2038	57,000	62,606
5.25%, 09/15/2039	949,000	1,012,881
4.63%, 09/15/2060	303,000	271,012
Tennessee Valley Authority Generic Strip
0.00%, 01/15/2019	775,000	683,410
0.00%, 05/01/2019	1,238,000	1,077,278
Tennessee Valley Authority Principal Strip
0.00%, 12/15/2017	427,000	394,046
0.00%, 11/01/2025	1,847,000	1,111,159
0.00%, 06/15/2035	258,000	89,710
Three Rivers Local School District
5.21%, 09/15/2027	285,000	285,832
Tunisia Government AID Bonds
1.69%, 07/16/2019	1,032,000	997,385
United States Treasury Inflation Indexed Bonds
2.00%, 01/15/2014	652,198	651,740
1.25%, 04/15/2014	2,619,804	2,636,586
0.50%, 04/15/2015	2,780,414	2,841,453
0.13%, 04/15/2016	436,979	448,689
0.13%, 04/15/2018	20,676,199	21,088,110
1.13%, 01/15/2021	523,139	549,827
0.38%, 07/15/2023	2,428,615	2,342,285
3.63%, 04/15/2028	1,506,050	1,992,221
2.50%, 01/15/2029	449,253	527,943

United States Treasury Note/Bond
11.25%, 02/15/2015	1,032,000	1,159,065
0.25%, 12/31/2015	45,000,000	44,880,480
3.13%, 10/31/2016	3,400,000	3,627,905
0.63%, 11/15/2016 (c)	47,150,000	47,006,334
7.50%, 11/15/2016	5,820,000	6,934,891
2.75%, 11/30/2016	258,000	272,734
3.25%, 12/31/2016	20,315,000	21,789,422
3.13%, 01/31/2017	206,000	220,227
4.63%, 02/15/2017	980,000	1,093,006
3.25%, 03/31/2017	6,295,000	6,765,161
3.13%, 04/30/2017	13,814,000	14,788,536
4.50%, 05/15/2017	5,682,000	6,340,760
2.75%, 05/31/2017	5,000,000	5,293,750
2.38%, 07/31/2017	40,000,000	41,796,880
4.75%, 08/15/2017	7,303,000	8,250,681
8.88%, 08/15/2017	8,230,000	10,500,970
4.25%, 11/15/2017	12,353,000	13,754,300
2.25%, 11/30/2017	206,000	213,789
2.75%, 12/31/2017	1,459,000	1,541,981
0.88%, 01/31/2018	245,000	240,330
2.63%, 01/31/2018	2,683,000	2,821,341
3.50%, 02/15/2018	2,993,000	3,249,276
2.88%, 03/31/2018	3,159,000	3,348,294
0.63%, 04/30/2018	8,045,000	7,758,397
1.50%, 08/31/2018	19,561,000	19,461,669
1.25%, 10/31/2018	23,000,000	22,548,993
1.75%, 10/31/2018	1,930,000	1,938,444
1.25%, 11/30/2018	16,965,000	16,601,847
1.38%, 11/30/2018	17,239,000	16,980,415
1.38%, 12/31/2018	722,000	709,985
1.50%, 12/31/2018	249,890,000	247,078,737
1.25%, 04/30/2019	116,225,600	112,602,616
3.13%, 05/15/2019	20,774,000	22,137,294
0.88%, 07/31/2019 (c)	74,610,000	70,255,835

1.00%, 11/30/2019	2,392,000	2,247,545
8.50%, 02/15/2020	4,972,000	6,816,692
3.50%, 05/15/2020	2,580,000	2,783,376
8.75%, 05/15/2020	2,596,000	3,622,230
2.63%, 08/15/2020	7,709,000	7,865,585
8.75%, 08/15/2020	6,304,000	8,847,273
2.13%, 08/31/2020	1,032,000	1,018,778
2.63%, 11/15/2020	3,096,000	3,146,310
2.00%, 11/30/2020	5,000	4,867
2.38%, 12/31/2020	59,875,000	59,641,128
3.63%, 02/15/2021	1,961,000	2,116,195
7.88%, 02/15/2021	900,000	1,224,562
3.13%, 05/15/2021	4,592,000	4,786,802
8.13%, 05/15/2021	1,718,000	2,378,222
2.13%, 08/15/2021	5,805,000	5,623,594
8.00%, 11/15/2021	826,000	1,147,365
7.25%, 08/15/2022	1,444,000	1,951,205
7.13%, 02/15/2023	683,000	921,143
2.75%, 11/15/2023	22,050,000	21,571,096
6.00%, 02/15/2026	444,000	566,793
6.75%, 08/15/2026	805,000	1,095,051
6.50%, 11/15/2026	779,000	1,040,452
6.63%, 02/15/2027	753,000	1,017,491
6.38%, 08/15/2027	490,000	650,628
6.13%, 11/15/2027	470,000	611,587
5.50%, 08/15/2028	1,481,000	1,825,564
5.25%, 11/15/2028	30,665,500	36,918,379
5.25%, 02/15/2029	913,000	1,099,024
6.13%, 08/15/2029	258,000	338,867
6.25%, 05/15/2030	789,000	1,053,931
5.38%, 02/15/2031	712,000	872,534
4.50%, 02/15/2036	7,389,000	8,221,415
4.75%, 02/15/2037	3,955,000	4,550,105
5.00%, 05/15/2037	6,294,000	7,489,860
4.38%, 02/15/2038	7,422,600	8,079,040
4.50%, 05/15/2038	789,000	874,804
3.50%, 02/15/2039	59,819,100	56,332,783
4.50%, 08/15/2039	206,000	228,338
3.75%, 11/15/2043	6,505,000	6,287,486

United States Treasury Strip Coupon
0.00%, 08/15/2015	3,000	2,984
0.00%, 02/15/2016	7,205,000	7,136,228
0.00%, 08/15/2016	3,966,000	3,899,403
0.00%, 11/15/2016	5,261,000	5,146,700
0.00%, 02/15/2017	10,719,000	10,415,288
0.00%, 08/15/2017	4,176,000	4,003,122
0.00%, 11/15/2017	9,529,000	9,062,365
0.00%, 02/15/2018	3,658,000	3,449,739
0.00%, 05/15/2018	3,044,000	2,845,008
0.00%, 08/15/2018	5,839,000	5,405,227
0.00%, 02/15/2019	1,228,000	1,117,915
0.00%, 05/15/2019	8,810,000	7,937,916
0.00%, 08/15/2019	18,857,000	16,804,208
0.00%, 02/15/2020	1,858,000	1,620,934
0.00%, 05/15/2020	33,605,000	29,010,995
0.00%, 05/15/2020	470,000	406,605
0.00%, 08/15/2020	20,243,000	17,267,158
0.00%, 02/15/2021	18,630,000	15,487,194
0.00%, 05/15/2021	11,063,000	9,095,335
0.00%, 08/15/2021	6,139,000	4,985,961
0.00%, 11/15/2021	12,779,000	10,264,936
0.00%, 02/15/2022	6,377,000	5,060,590
0.00%, 05/15/2022	619,000	485,477
0.00%, 02/15/2023	7,512,000	5,677,705
0.00%, 05/15/2023	3,870,000	2,891,888
0.00%, 02/15/2024	124,000	89,317
0.00%, 05/15/2024	722,000	513,874
0.00%, 08/15/2024	1,334,000	936,145
0.00%, 11/15/2024	2,105,000	1,458,714
0.00%, 02/15/2025	599,000	409,645
0.00%, 05/15/2025	279,000	188,350
0.00%, 02/15/2026	1,352,000	877,202
0.00%, 05/15/2026	2,301,000	1,475,295
0.00%, 08/15/2026	1,681,000	1,064,091

0.00%, 11/15/2026	10,222,000	6,390,948
0.00%, 02/15/2027	17,916,000	11,063,058
0.00%, 05/15/2027	2,366,000	1,442,723
0.00%, 08/15/2027	4,314,000	2,598,823
0.00%, 11/15/2027	8,107,000	4,818,582
0.00%, 02/15/2028	7,769,000	4,566,921
0.00%, 05/15/2028	1,166,000	677,384
0.00%, 08/15/2028	918,000	526,963
0.00%, 11/15/2028	3,540,000	2,007,187
0.00%, 02/15/2029	4,243,000	2,377,277
0.00%, 05/15/2029	330,000	182,677
0.00%, 08/15/2029	2,188,000	1,196,477
0.00%, 11/15/2029	1,664,000	899,231
0.00%, 02/15/2030	11,187,000	5,973,880
0.00%, 05/15/2030	6,764,000	3,566,995
0.00%, 08/15/2030	3,462,000	1,804,685
0.00%, 11/15/2030	2,064,000	1,062,801
0.00%, 02/15/2031	3,798,000	1,931,822
0.00%, 05/15/2031	2,825,000	1,420,136
0.00%, 08/15/2031	2,737,000	1,360,346
0.00%, 11/15/2031	1,589,000	780,601
0.00%, 02/15/2032	2,159,000	1,049,375
0.00%, 05/15/2032	3,053,000	1,467,217
0.00%, 08/15/2032	175,000	83,146
0.00%, 11/15/2032	4,412,000	2,072,696
0.00%, 05/15/2033	5,145,000	2,365,316
0.00%, 08/15/2033	2,412,000	1,096,442
0.00%, 11/15/2033	4,466,000	2,008,074
0.00%, 02/15/2034	2,959,000	1,316,134
0.00%, 05/15/2034	1,450,000	638,096
0.00%, 08/15/2034	2,895,000	1,259,328
0.00%, 11/15/2034	2,487,000	1,070,748
0.00%, 02/15/2035	4,334,000	1,843,991
0.00%, 05/15/2035	1,920,000	808,752
0.00%, 08/15/2035	175,000	72,958
0.00%, 05/15/2036	121,000	48,808

United States Treasury Strip Principal
0.00%, 02/15/2043	23,515,000	6,975,701
Utility Debt Securitization Authority
5.00%, 12/15/2041	1,250,000	1,311,938
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	210,431
Westlake City School District
5.23%, 12/01/2026	430,000	444,074

Total Government Related (Cost $1,501,103,029)		$1,476,383,325

Mortgage Backed Obligations - 38.71%
A10 Securitization 2013-1 LLC
2.40%, 11/15/2025 (Acquired 10/28/2013, Cost $1,262,487) (a)	$1,266,000	$1,261,765
A10 Securitization LLC
3.49%, 04/15/2024 (Acquired 10/28/2013, Cost $1,626,947) (a)	1,615,596	1,624,571
A10 Term Asset Financing 2013-2 LLC
4.38%, 11/15/2027 (Acquired 10/30/2013, Cost $424,869) (a)	425,000	420,425
AAM ACE 2007-HE3 Resecuritization Trust 2011-1
0.40%, 02/02/2037	219,638	214,850
Ajax Mortgage Loan Trust 2013-C
4.50%, 03/25/2035 (Acquired 11/15/2013, Cost $1,474,423) (b)	1,480,420	1,475,560
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	7,067	7,223
Alternative Loan Trust 2002-12
0.00%, 11/25/2032	23,966	19,714
Alternative Loan Trust 2002-18
6.00%, 02/25/2033	216,957	209,557
Alternative Loan Trust 2002-8
6.50%, 07/25/2032	96,252	98,847
Alternative Loan Trust 2003-20CB
5.50%, 10/25/2033	811,206	857,925
Alternative Loan Trust 2003-6T2
5.50%, 06/25/2033	38,362	35,626
Alternative Loan Trust 2004-14T2
5.50%, 08/25/2034	24,354	24,335
Alternative Loan Trust 2004-18CB
5.70%, 09/25/2034	189,387	191,547

Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	10,648,200	10,849,961
5.75%, 03/25/2034	1,294,949	1,278,050
Alternative Loan Trust 2005-1CB
6.94%, 03/25/2035	477,393	98,188
Alternative Loan Trust 2005-20CB
4.59%, 07/25/2035	1,441,119	148,163
Alternative Loan Trust 2005-22T1
4.91%, 06/25/2035	1,308,758	210,176
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	638,372	603,587
6.00%, 08/25/2035	18,524	14,984
Alternative Loan Trust 2005-37T1
4.89%, 09/25/2035	4,732,866	675,702
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	109,438	108,324
Alternative Loan Trust 2005-54CB
4.69%, 11/25/2035	2,890,471	393,546
5.50%, 11/25/2035	732,387	667,779
5.50%, 11/25/2035	8,954	9,106
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	267,615	234,545
Alternative Loan Trust 2005-J1
4.94%, 02/25/2035	882,698	91,059
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	147,435	113,171
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	58,951	60,635
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	279,584	272,433
Alternative Loan Trust 2006-J5
5.41%, 07/25/2021	111,762	109,100
Alternative Loan Trust Resecuritization 2005-5R
5.25%, 12/25/2018	17,173	17,266
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (Acquired 10/28/2013, Cost $209,182) (a)	201,392	208,522
American General Mortgage Loan Trust 2009-1
5.75%, 09/25/2048 (Acquired 10/28/2013, Cost $3,503,439) (a)	3,437,000	3,474,456

American General Mortgage Loan Trust 2010-1
5.15%, 03/25/2058 (Acquired 10/28/2013, Cost $242,767) (a)	240,001	242,142
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $475,341) (a)	463,000	473,810
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $1,016,219) (a)	980,000	1,014,141
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $481,785) (a)	464,000	481,187
ASG Resecuritization Trust 2009-1
2.19%, 06/26/2037	368,958	362,850
ASG Resecuritization Trust 2009-2
4.91%, 05/24/2036 (Acquired 10/28/2013, Cost $570,347) (a)	547,000	568,683
4.91%, 05/24/2036 (Acquired 10/28/2013, Cost $528,247) (a)	518,740	527,126
ASG Resecuritization Trust 2009-3
2.28%, 03/26/2037 (Acquired 10/28/2013, Cost $2,322,215) (a)	2,317,535	2,317,018
ASG Resecuritization Trust 2009-4
6.00%, 06/28/2037 (Acquired 10/28/2013, Cost $853,322) (a)	836,771	852,730
ASG Resecuritization Trust 2009-5
3.19%, 02/28/2037 (Acquired 10/28/2013, Cost $252,923) (a)	250,476	252,211
ASG Resecuritization Trust 2010-1
0.57%, 02/27/2036 (Acquired 10/28/2013, Cost $270,596) (a)	277,533	269,207
ASG Resecuritization Trust 2010-2
2.02%, 01/28/2037	885,948	871,323
ASG Resecuritization Trust 2010-3
0.37%, 10/28/2036 (Acquired 10/28/2013, Cost $182,941) (a)	184,554	183,170
ASG Resecuritization Trust 2010-4
0.38%, 11/28/2036 (Acquired 10/28/2013, Cost $74,513) (a)	75,264	74,606
ASG Resecuritization Trust 2011-1
4.00%, 09/28/2020 (Acquired 10/28/2013, Cost $238,181) (a)	235,772	238,035
2.44%, 11/28/2035 (Acquired 10/28/2013, Cost $761,468) (a)	775,540	759,377
6.00%, 09/28/2036 (Acquired 10/28/2013, Cost $767,033) (a)	738,205	762,197
ASG Resecuritization Trust 2011-2
23.61%, 02/28/2036 (Acquired 10/28/2013, Cost $118,142) (a)	94,494	117,173
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (Acquired 10/28/2013, Cost $778,136) (a)	809,000	757,702
Banc of America Alternative Loan Trust 2003-1
0.00%, 02/25/2033	25,559	21,190
Banc of America Alternative Loan Trust 2003-11
4.75%, 01/25/2019	29,851	30,211
0.00%, 01/25/2034	64,960	49,002
6.00%, 01/25/2034	571,539	597,672
6.00%, 01/25/2034	607,167	632,971

Banc of America Alternative Loan Trust 2003-4
5.00%, 06/25/2018	15,892	16,376
Banc of America Alternative Loan Trust 2003-5
5.00%, 07/25/2018	198,834	204,754
Banc of America Alternative Loan Trust 2003-7
5.00%, 09/25/2018	311,511	315,856
5.50%, 09/25/2033	588,330	603,879
Banc of America Alternative Loan Trust 2003-9
5.50%, 11/25/2033	264,680	269,568
Banc of America Alternative Loan Trust 2004-1
5.50%, 02/25/2019	120,222	123,451
6.00%, 02/25/2034	174,597	181,768
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	21,390	22,130
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019	26,798	24,313
5.00%, 07/25/2019	20,918	21,299
6.00%, 07/25/2034	1,625	1,620
Banc of America Alternative Loan Trust 2004-7
5.00%, 08/25/2019	390,645	400,833
Banc of America Alternative Loan Trust 2004-8
5.50%, 09/25/2019	215,131	225,385
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	79,766	81,615
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	30,458	26,893
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	33,123	34,528
5.50%, 03/25/2035	25,934	24,723
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	199,032	204,720
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	106,280	99,539
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	53,733	47,499

Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	119,190	98,129
Banc of America Alternative Loan Trust 2007-1
8.64%, 04/25/2022	136,155	140,356
Banc of America Commercial Mortgage Trust 2006-1
5.37%, 09/10/2045	295,000	316,601
5.38%, 09/10/2045	16,116,615	17,357,755
Banc of America Commercial Mortgage Trust 2006-3
5.89%, 07/10/2044	1,811,840	1,971,023
Banc of America Commercial Mortgage Trust 2006-4
5.63%, 07/10/2046	1,187,000	1,286,726
Banc of America Commercial Mortgage Trust 2006-5
0.64%, 09/10/2047 (Acquired 10/28/2013, Cost $324,303) (a)	24,634,139	318,445
5.41%, 09/10/2047	970,000	1,052,485
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034	72,499	65,465
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	98,569	104,120
Banc of America Funding 2004-C Trust
5.08%, 12/20/2034	177,602	175,375
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	113,698	111,820
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035	89,217	70,943
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036	38,277	28,396
Banc of America Funding 2005-C Trust
0.40%, 05/20/2035	6,072,896	5,473,878
Banc of America Funding 2005-E Trust
2.67%, 03/20/2035	236,093	237,195
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036	87,727	76,076
Banc of America Funding 2010-R11 Trust
5.18%, 08/26/2035 (Acquired 10/28/2013, Cost $832,345) (a)	816,544	831,935
Banc of America Funding 2010-R4 Trust
0.31%, 07/26/2036 (Acquired 10/28/2013, Cost $9,124) (a)	9,149	9,137

Banc of America Funding 2010-R5 Trust
5.50%, 10/26/2037 (Acquired 10/28/2013, Cost $289,244) (a)	283,336	288,467
Banc of America Merrill Lynch Commercial Mortgage Inc
5.29%, 11/10/2042	516,000	541,285
4.67%, 07/10/2043	516,000	539,800
4.73%, 07/10/2043	1,097,000	1,139,736
0.09%, 10/10/2045 (Acquired 10/28/2013, Cost $117,134) (a)	55,843,607	118,054
5.12%, 10/10/2045	10,258,000	10,854,800
5.18%, 09/10/2047	243,069	243,316
Banc of America Mortgage 2003-3 Trust
0.71%, 05/25/2018	151,383	145,775
5.50%, 05/25/2033	424,354	436,426
Banc of America Mortgage 2003-5 Trust
7.50%, 02/25/2031	72,625	74,954
Banc of America Mortgage 2003-6 Trust
0.61%, 08/25/2018	53,274	52,793
Banc of America Mortgage 2003-7 Trust
4.75%, 09/25/2018	8,514	8,775
Banc of America Mortgage 2003-8 Trust
0.00%, 11/25/2033	35,085	29,748
Banc of America Mortgage 2003-C Trust
2.87%, 04/25/2033	77,364	77,728
Banc of America Mortgage 2003-E Trust
2.86%, 06/25/2033	290,864	291,249
Banc of America Mortgage 2004-J Trust
2.65%, 11/25/2034	192,048	190,340
Banc of America Mortgage Trust 2004-1
0.00%, 02/25/2034	9,998	8,658
Banc of America Mortgage Trust 2004-3
5.50%, 04/25/2034	766,511	777,868
Banc of America Mortgage Trust 2004-4
0.00%, 05/25/2034	10,759	9,091
Banc of America Mortgage Trust 2004-5
4.75%, 06/25/2019	58,280	59,226
5.50%, 06/25/2034	194,871	202,070
Banc of America Mortgage Trust 2004-6
5.50%, 05/25/2034	933,482	976,229
0.00%, 07/25/2034	58,134	47,931
5.50%, 07/25/2034	32,432	33,977

Banc of America Mortgage Trust 2004-8
0.00%, 05/25/2032	4,968	4,214
0.00%, 10/25/2034	25,523	21,600
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032	4,171	3,704
6.50%, 09/25/2032	87,976	92,285
Banc of America Mortgage Trust 2005-1
5.00%, 02/25/2020	197,782	203,897
Banc of America Re-REMIC Trust 2009-UBER1
5.61%, 06/24/2050 (Acquired 10/28/2013, Cost $1,079,389) (a)	979,364	1,073,118
BB-UBS Trust
2.89%, 06/05/2030 (Acquired 10/28/2013, Cost $2,823,802) (a)	2,941,000	2,770,422
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (Acquired 10/28/2013 through 12/04/2013, Cost $2,459,788) (a)	2,602,000	2,384,858
BCAP LLC 2009-RR10 Trust
5.75%, 06/26/2037 (Acquired 10/28/2013, Cost $431,332) (a)	431,879	431,220
BCAP LLC 2009-RR13-I Trust
5.50%, 04/26/2037 (Acquired 10/28/2013, Cost $805,353) (a)	771,241	806,179
BCAP LLC 2009-RR14 Trust
2.59%, 08/26/2035 (Acquired 10/28/2013, Cost $658,823) (a)	712,954	711,790
2.57%, 03/26/2036 (Acquired 10/28/2013, Cost $51,955) (a)	51,991	51,929
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (Acquired 10/28/2013, Cost $536,327) (a)	524,987	539,424
BCAP LLC 2010-RR12 Trust
4.50%, 01/26/2036 (Acquired 10/28/2013, Cost $174,349) (a)	171,545	174,171
2.65%, 10/26/2036 (Acquired 10/28/2013, Cost $577,883) (a)	571,641	575,760
BCAP LLC 2010-RR4-I Trust
4.00%, 07/26/2036 (Acquired 10/28/2013, Cost $132,746) (a)	132,242	132,612
BCAP LLC 2010-RR5-I Trust
5.33%, 04/26/2037 (Acquired 10/28/2013, Cost $759,602) (a)	760,788	773,265
BCAP LLC 2010-RR7 Trust
4.99%, 04/26/2035 (Acquired 10/28/2013, Cost $415,012) (a)	423,242	415,087
0.96%, 01/26/2036 (Acquired 10/28/2013, Cost $131,906) (a)	134,690	132,891
2.35%, 07/26/2045 (Acquired 10/28/2013, Cost $2,049,903) (a)	2,114,578	2,048,493
0.84%, 02/26/2047 (Acquired 10/28/2013, Cost $540,402) (a)	554,967	541,049

BCAP LLC 2010-RR8 Trust
5.04%, 05/26/2035 (Acquired 10/28/2013, Cost $296,201) (a)	288,755	295,573
5.04%, 05/26/2035 (Acquired 10/28/2013, Cost $978,858) (a)	1,032,000	972,351
BCAP LLC 2011-RR10 Trust
1.02%, 09/26/2037 (Acquired 10/28/2013, Cost $1,657,861) (a)	1,832,860	1,654,404
BCAP LLC 2011-RR11 Trust
4.00%, 08/26/2021 (Acquired 10/28/2013, Cost $532,774) (a)	522,217	532,576
3.00%, 08/26/2022 (Acquired 10/28/2013, Cost $398,684) (a)	396,519	398,685
BCAP LLC 2011-RR2 Trust
2.71%, 11/21/2035 (Acquired 10/28/2013, Cost $215,355) (a)	215,256	215,255
BCAP LLC 2011-RR4-I Trust
5.00%, 08/26/2037 (Acquired 10/28/2013, Cost $1,408,060) (a)	1,397,922	1,409,830
BCAP LLC 2011-RR5-I Trust
0.31%, 05/28/2036 (Acquired 10/28/2013, Cost $1,342,215) (a)	1,438,964	1,336,304
2.66%, 07/26/2036 (Acquired 10/28/2013, Cost $540,657) (a)	542,238	539,862
BCAP LLC 2012-RR1 Trust
5.22%, 07/26/2037 (Acquired 10/28/2013, Cost $700,959) (a)	679,061	701,207
BCAP LLC 2012-RR10-I Trust
0.36%, 05/26/2036 (Acquired 10/28/2013, Cost $2,087,434) (a)	2,219,622	2,082,125
0.40%, 02/26/2037 (Acquired 10/28/2013, Cost $729,255) (a)	773,495	729,130
BCAP LLC 2012-RR2 Trust
0.33%, 08/26/2036 (Acquired 10/28/2013, Cost $1,260,385) (a)	1,303,871	1,263,108
BCAP LLC 2012-RR3 Trust
2.26%, 05/26/2037 (Acquired 10/28/2013, Cost $2,232,125) (a)	2,257,814	2,229,383
BCAP LLC 2012-RR4 Trust
0.39%, 06/26/2047 (Acquired 10/28/2013, Cost $1,047,833) (a)	1,105,207	1,047,397
BCAP LLC Trust
4.61%, 06/26/2036 (Acquired 10/28/2013, Cost $453,379) (a)	436,704	452,342
4.59%, 11/26/2037 (Acquired 10/28/2013, Cost $19,066) (a)	19,133	19,062
Bear Stearns ALT-A Trust 2005-2
0.66%, 03/25/2035	513,017	488,088
Bear Stearns ARM Trust 2003-2
2.49%, 01/25/2033 (Acquired 10/28/2013, Cost $311,316) (a)	328,695	320,760
Bear Stearns ARM Trust 2003-7
2.47%, 10/25/2033	27,324	26,871
Bear Stearns ARM Trust 2004-2
4.87%, 05/25/2034	215,248	213,775

Bear Stearns ARM Trust 2005-5
2.21%, 08/25/2035	973,124	973,639
Bear Stearns ARM Trust 2006-1
2.38%, 02/25/2036	836,722	827,579
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	154,965	155,786
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4
5.47%, 06/11/2041	549,836	552,979
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9
4.80%, 09/11/2042	103,576	104,856
4.87%, 09/11/2042	2,225,714	2,334,834
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR11
5.44%, 03/11/2039	883,000	951,155
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.64%, 12/11/2038 (Acquired 10/28/2013, Cost $338,625) (a)	23,806,187	424,845
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.54%, 10/12/2041	279,000	304,910
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.04%, 01/12/2045 (Acquired 10/28/2013, Cost $381,420) (a)	67,478,880	385,169
CD 2005-CD1 Commercial Mortgage Trust
5.22%, 07/15/2044	4,386,175	4,650,508
5.22%, 07/15/2044	619,000	650,487
CD 2006-CD3 Mortgage Trust
0.50%, 10/15/2048 (Acquired 10/28/2013, Cost $225,580) (a)	14,447,437	223,170
CD 2007-CD4 Commercial Mortgage Trust
0.17%, 12/11/2049	24,586,268	234,676
5.32%, 12/11/2049	7,250,000	7,939,533
Chase Mortgage Finance Trust Series 2006-A1
2.70%, 09/25/2036	400,118	336,638
Chase Mortgage Finance Trust Series 2007-A1
2.68%, 02/25/2037	56,839	56,985
2.69%, 02/25/2037	182,417	182,550
2.71%, 02/25/2037	360,904	361,231
2.72%, 02/25/2037	183,157	182,156
Chase Mortgage Finance Trust Series 2007-A2
2.65%, 07/25/2037	212,780	212,307
2.80%, 07/25/2037	144,205	144,507
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032	23,001	19,634

CHL Mortgage Pass-Through Trust 2002-22
6.25%, 10/25/2032	115,562	120,546
CHL Mortgage Pass-Through Trust 2003-26
3.50%, 08/25/2033	206,602	206,225
CHL Mortgage Pass-Through Trust 2003-29
5.50%, 08/25/2033	77,550	80,368
CHL Mortgage Pass-Through Trust 2003-39
5.00%, 10/25/2033	537,866	554,074
CHL Mortgage Pass-Through Trust 2003-44
0.00%, 10/25/2033	17,179	17,129
CHL Mortgage Pass-Through Trust 2003-J13
0.00%, 01/25/2034	7,084	6,237
5.25%, 01/25/2034	491,470	507,403
CHL Mortgage Pass-Through Trust 2003-J7
9.56%, 08/25/2018	57,759	60,351
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	106,280	108,307
5.75%, 04/25/2034	72,410	73,990
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	488,550	509,039
CHL Mortgage Pass-Through Trust 2004-7
2.69%, 06/25/2034	27,586	26,520
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	283,348	292,167
CHL Mortgage Pass-Through Trust 2004-HYB1
2.65%, 05/20/2034	51,086	47,981
CHL Mortgage Pass-Through Trust 2004-HYB3
2.50%, 06/20/2034	205,272	192,027
CHL Mortgage Pass-Through Trust 2004-HYB6
2.54%, 11/20/2034	131,462	122,753
CHL Mortgage Pass-Through Trust 2004-J6
4.75%, 07/25/2014	2,618	2,621
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	25,152	25,788
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	67,897	67,777

CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	44,107	41,789
CHL Mortgage Pass-Through Trust 2005-22
2.59%, 11/25/2035	488,882	398,730
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	52,675	54,875
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	219,206	221,850
Citigroup Commercial Mortgage Trust 2005-C3
4.83%, 05/15/2043	743,000	773,563
Citigroup Commercial Mortgage Trust 2013-GC17
2.96%, 11/10/2046	15,000,000	15,279,630
Citigroup Mortgage Loan Trust 2008-AR4
2.89%, 11/25/2038 (Acquired 10/28/2013, Cost $1,538,167) (a)	1,521,312	1,533,327
Citigroup Mortgage Loan Trust 2009-10
2.42%, 09/25/2033 (Acquired 10/28/2013, Cost $914,705) (a)	898,511	913,984
7.00%, 12/25/2035 (Acquired 10/28/2013, Cost $719,091) (a)	693,160	718,615
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (Acquired 10/28/2013, Cost $834,358) (a)	809,149	834,477
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (Acquired 10/28/2013, Cost $361,282) (a)	353,755	361,235
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (Acquired 10/28/2013, Cost $301,238) (a)	290,367	301,310
Citigroup Mortgage Loan Trust 2010-10
0.22%, 02/25/2036 (Acquired 10/28/2013, Cost $422,461) (a)	419,149	423,265
Citigroup Mortgage Loan Trust 2010-3
2.38%, 02/25/2036 (Acquired 10/28/2013, Cost $193,408) (a)	192,693	193,202
Citigroup Mortgage Loan Trust 2010-7
2.61%, 02/25/2035 (Acquired 10/28/2013, Cost $300,960) (a)	296,415	300,252
Citigroup Mortgage Loan Trust 2010-8
4.00%, 11/25/2036 (Acquired 10/28/2013, Cost $4,225,270) (a)	4,188,308	4,223,645
4.50%, 12/25/2036 (Acquired 10/28/2013, Cost $4,482,137) (a)	4,360,569	4,485,068
Citigroup Mortgage Loan Trust 2011-10
0.36%, 02/25/2046 (Acquired 10/28/2013, Cost $363,534) (a)	376,881	363,512

Citigroup Mortgage Loan Trust Inc
0.00%, 06/25/2016	62	62
0.00%, 12/25/2018	10,339	9,567
0.00%, 12/25/2018	8,973	8,375
5.50%, 12/25/2018	51,672	53,634
0.00%, 09/25/2033	18,217	15,137
7.00%, 09/25/2033	30,747	31,837
0.00%, 10/25/2033	18,959	16,859
5.25%, 10/25/2033	145,536	148,730
3.79%, 08/25/2034	79,647	79,179
2.65%, 04/25/2035	54,728	42,967
5.50%, 05/25/2035	308,314	310,321
3.64%, 08/25/2035	148,816	107,257
5.50%, 11/25/2035	47,558	47,158
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.80%, 08/15/2048	20,696,849	373,082
5.22%, 08/15/2048	620,000	668,975
5.25%, 08/15/2048	578,000	593,530
COMM 2005-C6 Mortgage Trust
5.12%, 06/10/2044	5,039,984	5,300,279
COMM 2005-LP5 Mortgage Trust
4.98%, 05/10/2043	650,000	677,433
COMM 2012-9W57 Mortgage Trust
2.36%, 02/10/2029 (Acquired 10/28/2013, Cost $1,058,606) (a)	1,032,000	1,055,895
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	940,538	926,602
COMM 2012-CCRE2 Mortgage Trust
1.94%, 08/15/2045	3,443,391	380,058
3.15%, 08/15/2045	8,044,464	7,768,772
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 10/28/2013, Cost $537,618) (a)	516,000	523,642
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	7,700,000	7,579,510
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035 (Acquired 10/28/2013, Cost $670,800) (a)	708,000	652,084
Commercial Mortgage Asset Trust
7.09%, 01/17/2032	147,925	148,360
Commercial Mortgage Pass Through Certificates
2.11%, 11/17/2026 (Acquired 10/28/2013, Cost $577,883) (a)	577,312	578,055
Commercial Mortgage Trust 2005-GG3
4.86%, 08/10/2042	361,000	373,169

Commercial Mortgage Trust 2006-GG7
5.82%, 07/10/2038	310,000	338,419
Credit Suisse Commercial Mortgage Trust Series 2006-C2
5.68%, 03/15/2039	738,000	794,092
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.10%, 01/15/2049 (Acquired 10/28/2013, Cost $88,095) (a)	24,749,802	89,718
Credit Suisse First Boston Mortgage Securities Corp
4.50%, 10/25/2018	22,226	22,901
5.00%, 10/25/2018	93,403	94,469
0.00%, 08/25/2019	4,377	4,069
5.25%, 08/25/2019	165,209	169,942
6.69%, 02/25/2033	179,916	182,822
2.80%, 06/25/2033	100,645	98,698
5.25%, 09/25/2033	255,214	263,584
0.00%, 10/25/2033	158,232	127,111
5.25%, 11/25/2033	128,465	129,356
5.25%, 11/25/2033	369,345	373,350
5.50%, 09/25/2034	217,812	232,989
5.50%, 12/25/2034	361,063	382,420
0.00%, 10/25/2035	50,290	31,235
5.50%, 10/25/2035	594,709	109,049
0.00%, 11/25/2035	31,088	18,286
4.83%, 04/15/2037	10,500,000	10,894,716
4.73%, 07/15/2037	175,000	181,681
5.10%, 08/15/2038	11,185,064	11,741,700
Credit Suisse Mortgage Capital Certificates
6.00%, 01/27/2038 (Acquired 10/28/2013, Cost $577,981) (a)	563,378	577,911
CSMC Series 2010-11R
1.16%, 06/28/2047	7,443,214	7,109,526
CSMC Series 2010-12R
3.00%, 04/26/2037 (Acquired 10/28/2013, Cost $206,957) (a)	208,404	207,028
2.52%, 09/26/2046 (Acquired 10/28/2013, Cost $251,429) (a)	251,972	251,345
CSMC Series 2010-17R
2.40%, 06/26/2036 (Acquired 10/28/2013, Cost $485,422) (a)	470,769	484,953
3.50%, 07/26/2036 (Acquired 10/28/2013, Cost $97,498) (a)	97,515	97,537
CSMC Series 2010-1R
4.95%, 01/27/2036 (Acquired 10/28/2013, Cost $269,429) (a)	261,414	269,356

CSMC Series 2011-16R
3.50%, 12/27/2036 (Acquired 10/28/2013, Cost $1,471,600) (a)	1,446,502	1,463,573
CSMC Series 2011-1R
1.16%, 02/27/2047 (Acquired 10/28/2013, Cost $1,422,122) (a)	1,427,681	1,423,127
CSMC Series 2011-6R
3.60%, 07/28/2036 (Acquired 10/28/2013, Cost $460,750) (a)	465,820	466,672
CSMC Series 2011-7R
1.41%, 08/28/2047 (Acquired 10/28/2013, Cost $730,188) (a)	732,289	730,823
CSMC Series 2011-9R
2.16%, 03/27/2046 (Acquired 10/28/2013, Cost $2,486,447) (a)	2,481,243	2,486,184
CSMC Series 2012-2R
2.59%, 03/27/2047	528,978	511,110
CSMC Series 2012-3R
3.25%, 07/27/2037	1,491,443	1,487,338
CSMC Trust 2010-16
3.38%, 06/25/2050 (Acquired 10/28/2013, Cost $766,859) (a)	774,000	766,694
3.38%, 06/25/2050 (Acquired 10/28/2013, Cost $314,705) (a)	325,000	317,635
DBRR 2012- EZ1 Trust
0.95%, 09/25/2045 (Acquired 10/28/2013, Cost $293,274) (a)	293,407	293,421
DBRR 2013-EZ2 Trust
0.85%, 02/25/2045 (Acquired 10/28/2013, Cost $1,076,590) (a)	1,080,456	1,074,854
DBUBS 2011-LC2 Mortgage Trust
1.42%, 07/10/2044 (Acquired 10/28/2013, Cost $263,902) (a)	4,494,692	255,654
Defeased Loan Trust 2010-1
2.36%, 01/13/2014	533,251	533,411
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-1
5.69%, 02/25/2020	154,444	160,133
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-3
5.34%, 06/25/2020	184,042	187,163
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR5
6.00%, 10/25/2021	170,089	146,993
Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1
0.00%, 10/25/2018	8,929	8,615
Deutsche Mortgage Securities Inc Mortgage Loan Resecurit Trust Ser 2009-RS2
0.60%, 04/26/2037 (Acquired 10/28/2013, Cost $128,369) (a)	130,312	128,899
Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4
5.65%, 04/25/2034	8,563	8,566

Fannie Mae
3.00%, 01/15/2026	5,000,000	5,102,539
3.50%, 01/15/2026	25,000,000	26,143,555
4.00%, 01/15/2026	8,000,000	8,476,875
4.50%, 01/15/2029	2,000,000	2,128,047
4.00%, 01/15/2041	500,000	514,687
4.50%, 01/15/2041	41,500,000	43,972,167
5.50%, 01/15/2041	20,000,000	21,999,218
6.00%, 01/15/2041	6,000,000	6,654,844
3.00%, 01/15/2043	10,000,000	9,492,969
5.00%, 01/15/2044	23,000,000	24,906,484
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039	182,986	204,693
Fannie Mae Grantor Trust 2001-T10
7.50%, 12/25/2041	208,994	239,622
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	230,090	268,332
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	244,110	280,827
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	72,738	82,254
Fannie Mae Grantor Trust 2004-T2
3.34%, 07/25/2043	319,246	331,520
7.50%, 11/25/2043	512,342	594,470
Fannie Mae Grantor Trust 2004-T3
8.95%, 01/25/2044	69,878	77,440
6.50%, 02/25/2044	712,955	800,714
7.00%, 02/25/2044	280,300	314,080
Fannie Mae Interest Strip
10.00%, 09/01/2017	329	49
4.50%, 07/01/2018	115,715	7,795
5.50%, 07/01/2018	93,605	7,228
4.50%, 08/25/2018	160,158	10,933
10.50%, 03/01/2019	215	45
4.50%, 11/01/2020	22,933	1,791
7.50%, 04/01/2023	3,200	734

9.00%, 03/01/2024	2,213	2,656
0.00%, 09/01/2024	257,266	249,045
0.00%, 01/01/2033	34,350	31,026
5.00%, 12/01/2033	40,361	7,122
5.50%, 05/01/2036	197,577	36,776
5.50%, 08/01/2036	130,475	23,442
5.50%, 04/25/2037	49,497	9,018
6.00%, 01/01/2038	152,310	26,317
0.66%, 08/25/2042	1,430,019	1,425,218
0.71%, 08/25/2042	4,253,598	4,257,330
Fannie Mae Pool
8.00%, 11/01/2015	282	285
12.50%, 01/01/2016	425	431
6.00%, 06/01/2016	2,914	3,009
3.98%, 11/01/2016	1,032,000	1,056,720
1.94%, 01/01/2017	992,162	1,005,762
1.99%, 01/01/2017	1,032,000	1,031,910
5.50%, 03/01/2017	12,700	13,259
6.50%, 03/01/2017	7,016	7,330
7.00%, 03/01/2017	3,659	3,868
7.00%, 03/01/2017	6,833	7,191
7.50%, 03/01/2017	718	738
5.24%, 05/01/2017	910,916	994,393
7.00%, 05/01/2017	5,927	6,275
3.82%, 06/01/2017	1,462,837	1,566,640
7.00%, 06/01/2017	2,450	2,591
7.00%, 06/01/2017	3,634	3,849
3.39%, 08/01/2017	274,000	290,539
6.00%, 08/01/2017	3,176	3,313
6.50%, 08/01/2017	8,217	8,678
5.50%, 09/01/2017	17,602	18,432
7.00%, 09/01/2017	4,974	5,258
2.49%, 10/01/2017	475,963	493,349
2.62%, 10/01/2017	599,000	622,292
2.69%, 10/01/2017	404,718	421,431
6.50%, 10/01/2017	5,165	5,406
6.00%, 11/01/2017	80,898	85,278

6.00%, 11/01/2017	6,899	7,220
6.50%, 11/01/2017	5,873	6,205
7.00%, 11/01/2017	15,329	15,875
3.38%, 01/01/2018	1,032,000	1,096,444
3.52%, 01/01/2018	652,652	696,247
3.54%, 01/01/2018	987,441	1,052,687
3.63%, 01/01/2018	310,000	331,186
5.50%, 02/01/2018	90,069	96,291
5.50%, 02/01/2018	50,748	54,246
3.80%, 03/01/2018	594,487	639,379
6.00%, 03/01/2018	32,974	34,553
6.50%, 03/01/2018	2,342	2,348
5.00%, 04/01/2018	31,363	33,419
4.50%, 05/01/2018	16,253	17,308
5.00%, 05/01/2018	45,591	48,571
5.00%, 05/01/2018	96,836	103,152
6.00%, 05/01/2018	10,854	11,478
9.00%, 05/01/2018	1,699	1,829
3.64%, 06/01/2018	716,836	767,919
3.74%, 06/01/2018	1,984,821	2,149,689
4.50%, 06/01/2018	4,211	4,480
4.50%, 06/01/2018	20,486	21,801
5.00%, 06/01/2018	95,544	101,808
5.00%, 06/01/2018	19,341	20,610
5.00%, 06/01/2018	75,662	80,629
5.00%, 06/01/2018	28,561	30,397
4.00%, 07/01/2018	10,749	11,386
4.50%, 07/01/2018	18,940	20,158
4.50%, 07/01/2018	29,001	30,866
5.00%, 07/01/2018	109,631	116,808
4.50%, 08/01/2018	20,127	21,420
4.50%, 08/01/2018	39,586	42,129
5.00%, 08/01/2018	59,975	63,841
4.00%, 09/01/2018	3,383	3,584
5.00%, 09/01/2018	75,268	80,232
4.00%, 10/01/2018	17,274	18,311
4.50%, 10/01/2018	49,590	52,745

5.00%, 10/01/2018	45,553	48,543
5.00%, 10/01/2018	49,893	53,168
2.97%, 11/01/2018	1,466,582	1,520,285
4.50%, 11/01/2018	80,051	85,187
5.00%, 11/01/2018	97,289	103,687
5.00%, 11/01/2018	48,864	52,021
5.00%, 11/01/2018	10,693	11,395
6.07%, 11/01/2018	601,840	653,817
3.04%, 12/01/2018	1,238,000	1,285,581
4.50%, 12/01/2018	213,249	226,972
5.00%, 12/01/2018	254,124	270,725
5.00%, 12/01/2018	659	702
9.50%, 12/01/2018	2,512	2,754
2.25%, 01/01/2019	820	841
6.00%, 01/01/2019	39,679	41,709
1.90%, 03/01/2019	3,234	3,289
4.50%, 03/01/2019	54,807	58,354
6.00%, 03/01/2019	95,671	101,061
2.14%, 04/01/2019	2,064,000	2,069,210
3.50%, 04/01/2019	49,776	52,051
5.00%, 04/01/2019	4,125	4,390
5.00%, 04/01/2019	194,464	208,245
10.59%, 04/15/2019	10,430	11,378
2.19%, 05/01/2019	1,004,730	1,007,826
4.50%, 05/01/2019	15,557	16,918
2.10%, 06/01/2019	722,000	720,364
2.45%, 06/01/2019	1,651,000	1,674,056
2.48%, 06/01/2019	3,000,000	3,021,150
4.50%, 06/01/2019	120,446	128,239
1.94%, 07/01/2019	1,342,000	1,351,364
2.20%, 07/01/2019	756,769	757,104
2.37%, 07/01/2019	1,548,000	1,562,255
5.50%, 07/01/2019	152,620	165,255
6.00%, 07/01/2019	26,136	27,475
2.03%, 08/01/2019	4,923,000	4,845,353
2.38%, 08/01/2019	215	217
5.50%, 08/01/2019	133,973	145,063

5.00%, 09/01/2019	4,717	5,050
5.50%, 09/01/2019	94,054	101,846
9.00%, 09/01/2019	1,794	1,826
5.00%, 10/01/2019	37,983	40,675
6.00%, 10/01/2019	69,830	74,105
4.13%, 11/01/2019	877,000	941,540
4.24%, 11/01/2019	360,414	395,250
4.50%, 11/01/2019	104,304	111,031
4.50%, 11/01/2019	26,210	27,904
4.50%, 11/01/2019	54,006	57,488
1.47%, 12/01/2019	853,713	815,338
1.69%, 12/01/2019	1,032,000	985,557
1.80%, 12/01/2019	800,571	776,635
4.18%, 12/01/2019	486,109	524,139
4.26%, 12/01/2019	974,878	1,054,649
4.50%, 12/01/2019	80,733	85,972
4.53%, 12/01/2019	2,173,643	2,386,012
5.00%, 12/01/2019	55,569	59,208
1.50%, 01/01/2020	846,318	807,397
1.58%, 01/01/2020	1,518,151	1,454,638
4.28%, 01/01/2020	1,941,605	2,097,735
4.54%, 01/01/2020	342,579	376,200
5.50%, 01/01/2020	348,820	372,949
4.37%, 02/01/2020	1,181,850	1,286,401
4.40%, 02/01/2020	6,347,000	6,919,759
4.40%, 02/01/2020	289,000	314,321
4.36%, 03/01/2020	288,637	313,527
5.50%, 03/01/2020	70,438	75,289
6.00%, 03/01/2020	28,324	30,390
4.00%, 04/01/2020	49,145	51,190
4.35%, 04/01/2020	1,517,254	1,648,579
4.37%, 04/01/2020	2,344,876	2,550,670
2.01%, 06/01/2020	9,288,000	9,072,255
5.50%, 06/01/2020	497,408	531,724
5.50%, 06/01/2020	102,124	110,366
3.74%, 07/01/2020	588,362	622,239
3.93%, 07/01/2020	1,518,415	1,616,148

3.95%, 07/01/2020	826,000	875,658
3.95%, 07/01/2020	722,000	769,022
4.07%, 07/01/2020	3,236,239	3,473,126
4.13%, 07/01/2020	715,252	767,226
5.50%, 07/01/2020	124,329	132,890
3.74%, 08/01/2020	1,318,799	1,394,321
3.80%, 08/01/2020	1,032,000	1,075,354
3.89%, 08/01/2020	1,259,824	1,337,857
3.96%, 08/01/2020	1,013,506	1,079,068
4.30%, 08/01/2020	491,681	541,290
6.50%, 08/01/2020	14,466	15,539
3.43%, 09/01/2020	981,688	1,019,480
3.50%, 09/01/2020	834,004	869,640
3.51%, 09/01/2020	2,934,089	3,061,192
3.60%, 09/01/2020	196,885	206,272
3.68%, 09/01/2020	369,168	388,554
3.85%, 09/01/2020	1,767,160	1,873,239
3.29%, 10/01/2020	823,852	847,809
3.36%, 10/01/2020	826,000	853,637
3.50%, 10/01/2020	1,185,248	1,234,470
3.54%, 10/01/2020	991,000	1,021,295
3.54%, 10/01/2020	491,076	512,552
3.59%, 10/01/2020	1,559,135	1,632,166
3.92%, 10/01/2020	715,639	759,688
3.23%, 11/01/2020	608,187	623,081
3.27%, 11/01/2020	803,105	822,628
3.35%, 11/01/2020	665,285	686,145
0.79%, 12/01/2020	1,640,000	1,643,654
2.00%, 12/01/2020	1,548,000	1,457,667
3.48%, 12/01/2020	877,000	910,018
3.52%, 12/01/2020	1,015,635	1,057,802
3.70%, 12/01/2020	392,978	412,975
3.83%, 12/01/2020	935,410	988,431
4.00%, 12/01/2020	79,340	84,024
3.77%, 01/01/2021	1,230,515	1,295,858
3.87%, 01/01/2021	1,176,000	1,243,388
3.93%, 01/01/2021	413,000	437,707

4.05%, 01/01/2021	482,000	510,680
4.30%, 01/01/2021	895,053	971,889
4.38%, 01/01/2021	2,483,217	2,691,615
4.45%, 01/01/2021	437,206	475,900
4.64%, 01/01/2021	1,299,348	1,426,372
4.33%, 02/01/2021	510,503	551,400
4.16%, 03/01/2021	1,784,422	1,909,201
6.00%, 03/01/2021	100,770	109,172
8.00%, 03/01/2021	114	115
4.25%, 04/01/2021	784,000	839,058
4.25%, 04/01/2021	1,032,000	1,104,474
4.30%, 04/01/2021	307,389	331,013
4.33%, 04/01/2021	748,363	807,012
6.00%, 04/01/2021	86,604	92,103
6.00%, 04/01/2021	41,206	44,470
6.00%, 04/01/2021	478,938	505,051
4.36%, 05/01/2021	1,548,000	1,672,298
4.39%, 05/01/2021	783,134	847,501
3.97%, 06/01/2021	651,875	688,106
4.02%, 06/01/2021	691,000	728,999
4.10%, 06/01/2021	704,571	749,253
4.19%, 06/01/2021	564,236	603,265
4.24%, 06/01/2021	1,760,955	1,886,852
4.29%, 06/01/2021	1,006,090	1,082,030
4.34%, 06/01/2021	1,858,000	1,997,803
4.48%, 06/01/2021	929,000	1,008,008
3.86%, 07/01/2021	995,826	1,045,784
3.89%, 07/01/2021	913,000	960,372
3.94%, 07/01/2021	1,032,000	1,083,504
3.99%, 07/01/2021	556,157	587,988
4.06%, 07/01/2021	998,000	1,058,931
4.26%, 07/01/2021	2,252,000	2,415,286
4.32%, 07/01/2021	999,769	1,100,400
6.00%, 07/01/2021	19,509	21,284
4.05%, 08/01/2021	189,551	200,751
4.13%, 08/01/2021	809,770	861,490
4.50%, 08/01/2021	2,838,000	3,081,146

6.00%, 08/01/2021	365,691	390,554
3.77%, 09/01/2021	2,776,000	2,870,727
3.78%, 09/01/2021	757,999	791,794
3.85%, 09/01/2021	896,383	939,389
3.88%, 09/01/2021	1,795,441	1,889,182
3.89%, 09/01/2021	1,445,000	1,518,218
3.92%, 09/01/2021	680,096	715,276
3.31%, 10/01/2021	1,751,475	1,775,648
3.40%, 10/01/2021	364,346	371,477
3.59%, 10/01/2021	1,032,000	1,057,583
4.07%, 10/01/2021	1,853,820	1,965,020
0.55%, 11/01/2021	609,000	613,842
3.43%, 11/01/2021	1,030,641	1,051,979
5.00%, 11/01/2021	474,889	508,496
3.03%, 12/01/2021	997,845	993,995
3.31%, 12/01/2021	400,454	405,352
3.83%, 12/01/2021	1,548,000	1,595,496
6.00%, 12/01/2021	125,606	135,226
2.97%, 01/01/2022	799,237	792,039
3.03%, 01/01/2022	939,937	938,679
3.09%, 01/01/2022	1,395,881	1,393,620
3.12%, 01/01/2022	1,238,000	1,238,787
3.20%, 01/01/2022	826,000	830,004
2.99%, 02/01/2022	299,289	296,584
3.00%, 02/01/2022	516,000	511,677
3.06%, 02/01/2022	863,000	849,282
3.09%, 02/01/2022	1,149,164	1,146,439
3.14%, 02/01/2022	2,064,000	2,043,318
3.14%, 02/01/2022	500,129	500,427
0.77%, 03/01/2022	722,000	722,381
0.97%, 03/01/2022	995,945	993,884
2.75%, 03/01/2022	1,002,085	981,747
2.97%, 03/01/2022	552,000	545,615
2.97%, 03/01/2022	619,000	604,424
3.08%, 03/01/2022	440,107	438,343
3.14%, 03/01/2022	310,967	310,716
3.21%, 03/01/2022	310,000	307,832

0.78%, 04/01/2022	1,238,000	1,236,114
0.94%, 04/01/2022	940,000	940,744
0.94%, 04/01/2022	918,000	918,726
2.70%, 04/01/2022	1,732,290	1,690,771
3.08%, 04/01/2022	1,015,897	1,005,285
6.50%, 04/01/2022	79,990	87,812
2.74%, 05/01/2022	1,200,286	1,168,806
2.77%, 05/01/2022	1,651,000	1,610,353
2.86%, 05/01/2022	1,508,375	1,477,153
2.90%, 05/01/2022	1,005,857	987,805
2.94%, 05/01/2022	1,106,029	1,088,984
3.02%, 05/01/2022	695,426	687,347
3.10%, 05/01/2022	804,000	799,340
3.12%, 05/01/2022	1,006,424	1,002,239
6.50%, 05/01/2022	14,574	16,218
2.60%, 06/01/2022	901,182	868,495
2.76%, 06/01/2022	1,605,000	1,566,126
2.67%, 07/01/2022	624,000	592,007
2.67%, 07/01/2022	1,256,859	1,213,792
2.69%, 07/01/2022	1,032,000	997,648
2.82%, 07/01/2022	1,155,369	1,127,469
2.98%, 07/01/2022	2,270,000	2,236,021
0.72%, 08/01/2022	1,506,433	1,509,750
2.65%, 08/01/2022	1,032,000	975,623
0.61%, 09/01/2022	1,238,000	1,239,206
2.47%, 09/01/2022	403,337	382,984
0.56%, 10/01/2022	1,705,000	1,707,848
0.56%, 10/01/2022	929,000	930,552
0.60%, 10/01/2022	1,509,934	1,512,270
2.39%, 10/01/2022	687,170	647,824
2.52%, 10/01/2022	1,028,954	978,721
2.57%, 10/01/2022	619,000	590,536
2.64%, 10/01/2022	684,000	656,046
2.37%, 11/01/2022	505,959	475,265
2.37%, 11/01/2022	1,032,000	969,345
2.38%, 11/01/2022	912,772	856,591
2.41%, 11/01/2022	633,256	593,261

2.44%, 11/01/2022	871,435	818,610
2.45%, 11/01/2022	1,401,000	1,309,726
2.47%, 11/01/2022	516,000	477,851
2.55%, 11/01/2022	422,159	401,209
2.55%, 11/01/2022	1,321,585	1,256,000
7.50%, 11/01/2022	3,488	3,836
2.24%, 12/01/2022	671,000	623,286
2.28%, 12/01/2022	1,084,000	1,009,182
2.32%, 12/01/2022	405,177	378,900
2.34%, 12/01/2022	2,489,193	2,323,566
2.38%, 12/01/2022	516,000	484,327
2.39%, 12/01/2022	1,116,436	1,046,952
2.40%, 12/01/2022	1,632,000	1,533,230
2.42%, 12/01/2022	1,238,000	1,164,450
6.50%, 12/01/2022	70,100	77,926
0.51%, 01/01/2023	1,527,000	1,530,062
0.51%, 01/01/2023	2,580,000	2,585,723
0.52%, 01/01/2023	4,616,511	4,606,289
0.53%, 01/01/2023	2,441,519	2,446,009
0.56%, 01/01/2023	820,234	821,948
2.15%, 01/01/2023	516,000	475,388
2.33%, 01/01/2023	1,776,000	1,658,303
2.34%, 01/01/2023	1,445,000	1,349,240
2.37%, 01/01/2023	1,167,603	1,092,373
2.40%, 01/01/2023	1,566,022	1,468,052
2.44%, 01/01/2023	1,042,418	979,124
2.45%, 01/01/2023	771,020	724,235
2.51%, 01/01/2023	949,000	896,109
2.60%, 01/01/2023	813,973	773,559
5.50%, 01/01/2023	5,615,246	6,168,556
0.55%, 02/01/2023	1,135,000	1,133,868
2.40%, 02/01/2023	1,465,000	1,371,961
2.45%, 02/01/2023	1,290,000	1,184,654
6.00%, 02/01/2023	756,880	824,799
2.49%, 03/01/2023	826,000	776,957
2.50%, 04/01/2023	1,445,000	1,326,233
2.64%, 04/01/2023	370,611	350,860

2.70%, 04/01/2023	664,889	633,739
2.52%, 05/01/2023	3,302,000	3,028,731
2.54%, 05/01/2023	310,000	291,655
5.00%, 05/01/2023	67,768	72,990
2.42%, 06/01/2023	951,860	885,919
2.66%, 06/01/2023	710,000	665,268
2.77%, 06/01/2023	929,000	886,696
2.64%, 07/01/2023	413,000	380,992
3.67%, 07/01/2023	4,850,000	4,872,898
3.74%, 07/01/2023	568,000	580,888
5.50%, 07/01/2023	56,081	61,612
3.59%, 08/01/2023	1,135,000	1,130,518
4.18%, 09/01/2023	1,459,259	1,528,839
3.76%, 10/01/2023	1,000,000	1,020,858
5.00%, 11/01/2023	132,276	143,494
0.64%, 12/01/2023	3,000,000	3,005,571
6.00%, 01/01/2024	203,805	223,328
6.00%, 01/01/2024	552,470	607,766
7.00%, 01/01/2024	1,121	1,274
6.50%, 02/01/2024	312,807	345,591
10.00%, 02/01/2024	1,377	1,417
6.00%, 04/01/2024	37,203	41,200
8.00%, 05/01/2024	1,201	1,398
6.00%, 07/01/2024	134,041	147,000
6.50%, 07/01/2024	140,196	155,723
8.50%, 07/01/2024	2,861	3,452
5.00%, 08/01/2024	208,657	225,053
7.50%, 10/01/2024	1,373	1,557
3.64%, 01/01/2025	586,666	581,558
6.50%, 04/01/2025	21,691	24,098
8.50%, 05/01/2025	93	94
8.50%, 06/01/2025	310	312
5.50%, 07/01/2025	223,336	245,308
5.00%, 10/01/2025	59,866	64,940
9.00%, 12/01/2025	748	751
6.00%, 03/01/2026	52,624	58,515
7.00%, 04/01/2026	7,525	8,097

9.00%, 04/01/2026	249	250
6.00%, 05/01/2026	116,210	129,171
6.00%, 07/01/2026	125,082	138,999
4.55%, 08/01/2026	1,154,830	1,215,255
4.76%, 08/01/2026	1,100,407	1,180,145
4.77%, 08/01/2026	700,010	750,975
6.50%, 08/01/2026	193,557	215,183
4.67%, 12/01/2026	1,196,311	1,285,583
8.00%, 03/01/2027	9,274	10,617
3.00%, 04/01/2027	1,612,585	1,647,452
3.00%, 05/01/2027	9,598,206	9,805,663
8.00%, 06/01/2027	13,339	15,356
6.00%, 07/01/2027	163,431	181,500
2.50%, 09/01/2027	1,114,845	1,107,177
2.82%, 09/01/2027	17,760	18,902
6.00%, 09/01/2027	506,349	562,753
7.00%, 09/01/2027	2,135	2,437
6.00%, 11/01/2027	71,618	79,754
2.50%, 12/01/2027	2,737,733	2,718,855
6.00%, 12/01/2027	226,926	252,694
6.00%, 01/01/2028	343,980	386,420
2.50%, 03/01/2028	8,859,479	8,778,326
2.50%, 04/01/2028	10,351,192	10,256,375
5.00%, 05/01/2028	85,417	93,036
8.00%, 06/01/2028	7,869	8,967
9.50%, 07/01/2028	2,113	2,380
2.50%, 09/01/2028	0	—
3.00%, 09/01/2028	5,006,292	5,114,104
8.00%, 09/01/2028	20,660	24,016
2.50%, 10/01/2028	9,945,119	9,854,022
6.00%, 10/01/2028	286,628	318,680
3.00%, 11/01/2028	3,000,003	3,063,741
8.00%, 11/01/2028	67,167	80,598
3.00%, 12/01/2028	18,500,000	18,895,456
3.00%, 12/01/2028	4,000,000	4,085,512
3.00%, 12/01/2028	2,000,000	2,042,752
6.00%, 12/01/2028	5,472	6,061

6.00%, 01/01/2029	12,574	14,125
7.00%, 01/01/2029	10,654	11,912
3.78%, 03/01/2029	13,603	14,444
6.50%, 03/01/2029	35,637	40,558
4.50%, 08/01/2029	623,555	664,440
4.50%, 09/01/2029	667,505	711,282
6.00%, 09/01/2029	211,069	234,348
6.50%, 11/01/2029	1,579,257	1,785,806
8.50%, 02/01/2030	2,555	2,610
9.00%, 12/01/2030	2,748	2,813
5.00%, 04/01/2031	300,020	328,229
6.50%, 08/01/2031	32,668	37,102
6.50%, 02/01/2032	150,711	171,538
7.00%, 06/01/2032	11,027	12,064
3.50%, 07/01/2032	254,050	258,715
3.50%, 08/01/2032	2,085,662	2,123,952
7.00%, 08/01/2032	2,946	3,186
5.50%, 11/01/2032	95,518	105,335
3.50%, 12/01/2032	744,943	747,375
5.00%, 12/01/2032	17,759	18,839
6.00%, 12/01/2032	42,404	47,693
6.00%, 12/01/2032	444,568	498,728
3.50%, 02/01/2033	1,203,333	1,207,259
5.50%, 02/01/2033	8,037	8,852
7.00%, 02/01/2033	4,543	5,266
5.50%, 03/01/2033	229,666	256,133
6.00%, 03/01/2033	19,554	21,660
6.00%, 03/01/2033	16,380	18,383
6.00%, 03/01/2033	4,733	5,240
6.00%, 03/01/2033	11,920	13,281
6.00%, 03/01/2033	5,627	6,228
5.50%, 04/01/2033	175,157	192,901
6.00%, 05/01/2033	49,700	56,007
3.50%, 06/01/2033	404,767	406,114
5.00%, 06/01/2033	44,940	49,127
7.00%, 06/01/2033	270,053	308,933
5.00%, 07/01/2033	42,546	46,291

5.00%, 07/01/2033	61,413	67,179
5.50%, 07/01/2033	45,556	50,197
2.31%, 08/01/2033	86,924	92,035
6.00%, 08/01/2033	20,754	23,375
1.79%, 09/01/2033	103,904	109,440
2.56%, 09/01/2033	41,429	43,887
5.50%, 09/01/2033	772,515	851,161
6.00%, 09/01/2033	20,916	23,481
6.00%, 09/01/2033	37,533	41,883
2.13%, 11/01/2033	84,062	88,217
4.50%, 11/01/2033	61,954	65,861
5.00%, 11/01/2033	11,003,970	11,979,292
5.00%, 11/01/2033	147,344	160,517
5.00%, 11/01/2033	17,077	18,589
5.50%, 11/01/2033	9,343	10,346
4.00%, 12/01/2033	135,723	140,280
5.50%, 12/01/2033	212,506	237,840
2.32%, 01/01/2034	27,371	28,861
5.12%, 01/01/2034	29,608	31,501
5.50%, 01/01/2034	20,443	22,868
5.50%, 03/01/2034	21,464	24,011
2.39%, 04/01/2034	56,302	59,966
5.00%, 04/01/2034	281,494	310,469
5.50%, 04/01/2034	3,235,955	3,583,111
5.00%, 05/01/2034	87,757	96,234
2.42%, 06/01/2034	132,381	140,199
2.17%, 07/01/2034	12,791	13,573
1.57%, 08/01/2034	58,112	60,104
2.27%, 08/01/2034	45,997	49,337
2.43%, 08/01/2034	41,396	44,269
2.23%, 09/01/2034	15,829	16,761
4.50%, 09/01/2034	78,365	83,420
5.50%, 09/01/2034	65,801	72,404
2.11%, 10/01/2034	52,232	55,011
2.51%, 10/01/2034	103,120	109,991
5.50%, 10/01/2034	61,210	64,127
2.12%, 11/01/2034	34,964	37,075

2.23%, 11/01/2034	46,553	49,107
6.00%, 11/01/2034	17,179	19,277
5.00%, 12/01/2034	90,680	98,677
1.90%, 01/01/2035	859,586	909,540
2.33%, 01/01/2035	46,965	50,068
5.00%, 01/01/2035	79,938	88,036
7.50%, 01/01/2035	119,614	133,179
1.92%, 02/01/2035	56,834	60,447
5.50%, 02/01/2035	232,490	255,764
2.36%, 03/01/2035	111,727	118,323
7.50%, 03/01/2035	131,221	143,667
2.37%, 04/01/2035	145,708	155,001
6.00%, 04/01/2035	312,404	350,574
2.12%, 05/01/2035	91,157	96,457
2.41%, 05/01/2035	16,199	17,049
5.00%, 06/01/2035	1,933,568	2,100,458
2.20%, 07/01/2035	141,434	150,079
5.00%, 07/01/2035	66,807	72,496
2.10%, 08/01/2035	18,917	19,934
2.22%, 09/01/2035	71,913	76,330
5.00%, 09/01/2035	151,783	167,477
2.59%, 10/01/2035	176,046	187,404
5.00%, 10/01/2035	1,029,270	1,117,121
5.00%, 11/01/2035	426,375	462,627
5.50%, 12/01/2035	251,079	268,063
2.14%, 01/01/2036	325,319	343,606
2.38%, 01/01/2036	145,727	154,926
3.13%, 01/01/2036	7,610	7,999
5.00%, 01/01/2036	192,786	209,210
6.50%, 01/01/2036	871,425	981,778
2.84%, 02/01/2036	56,667	60,144
5.00%, 02/01/2036	151,111	164,003
6.00%, 02/01/2036	22,278	24,510
7.00%, 02/01/2036	71,584	82,187
2.88%, 03/01/2036	1,561,447	1,654,887
7.00%, 03/01/2036	9,951	11,300
5.50%, 04/01/2036	292,585	321,634

6.50%, 04/01/2036	10,063	11,181
2.60%, 05/01/2036	65,140	69,172
5.00%, 05/01/2036	122,527	132,976
5.50%, 05/01/2036	246,882	271,426
5.50%, 05/01/2036	343,465	377,571
2.52%, 06/01/2036	76,329	81,096
2.60%, 06/01/2036	423,775	453,137
2.70%, 06/01/2036	124,229	132,745
2.52%, 07/01/2036	164,936	175,245
6.50%, 07/01/2036	39,703	44,349
2.24%, 08/01/2036	113,252	122,025
2.42%, 08/01/2036	358,263	385,047
2.63%, 08/01/2036	41,652	44,594
6.26%, 08/01/2036	168,224	182,664
6.50%, 08/01/2036	496,884	554,566
1.80%, 09/01/2036	461,119	489,772
1.98%, 09/01/2036	100,906	106,593
2.26%, 09/01/2036	107,664	115,600
2.42%, 09/01/2036	304,773	330,303
2.57%, 09/01/2036	138,810	147,407
6.00%, 09/01/2036	1,399,972	1,571,093
2.30%, 10/01/2036	187,105	201,516
2.70%, 10/01/2036	509,566	543,877
2.70%, 10/01/2036	218,496	232,696
6.50%, 10/01/2036	179,347	199,165
2.52%, 11/01/2036	132,534	141,915
2.79%, 11/01/2036	154,491	164,143
5.50%, 11/01/2036	103,551	113,800
6.00%, 11/01/2036	174,319	193,848
2.44%, 12/01/2036	469,321	503,148
2.56%, 12/01/2036	211,081	224,740
7.00%, 12/01/2036	11,366	12,564
1.83%, 01/01/2037	138,850	147,182
2.59%, 01/01/2037	87,979	93,474
6.50%, 01/01/2037	364,657	414,970
7.50%, 01/01/2037	15,880	17,434
1.82%, 02/01/2037	199,965	208,272

2.41%, 02/01/2037	214,663	227,996
6.00%, 03/01/2037	456,610	499,340
7.00%, 03/01/2037	45,919	51,004
2.58%, 04/01/2037	389,830	416,766
5.50%, 04/01/2037	520,770	573,699
6.00%, 04/01/2037	41,338	45,551
7.00%, 04/01/2037	305,912	341,650
7.00%, 04/01/2037	75,616	83,694
6.50%, 05/01/2037	57,864	64,380
7.50%, 05/01/2037	128,739	150,224
1.70%, 07/01/2037	171,856	177,397
2.44%, 07/01/2037	633,934	671,826
2.48%, 07/01/2037	28,480	30,195
2.57%, 07/01/2037	161,858	172,153
3.11%, 08/01/2037	438,964	465,811
6.00%, 08/01/2037	21,409	23,105
6.50%, 08/01/2037	71,434	79,541
6.50%, 08/01/2037	119,579	133,432
2.46%, 09/01/2037	141,207	150,757
2.75%, 09/01/2037	14,670	15,637
5.81%, 09/01/2037	93,470	100,809
5.96%, 09/01/2037	76,133	80,280
6.00%, 09/01/2037	259,427	288,143
6.17%, 09/01/2037	17,044	18,153
7.00%, 09/01/2037	181,654	199,957
6.50%, 10/01/2037	331,985	368,825
7.50%, 10/01/2037	634,092	709,287
7.50%, 10/01/2037	19,675	22,475
2.17%, 11/01/2037	410,434	435,206
2.27%, 11/01/2037	134,187	142,649
7.50%, 11/01/2037	231,080	252,874
8.00%, 11/01/2037	67,626	77,568
2.37%, 12/01/2037	661,771	703,635
2.63%, 01/01/2038	138,763	147,625
5.50%, 01/01/2038	592,056	651,499
7.00%, 01/01/2038	30,949	34,207
8.00%, 01/01/2038	11,458	13,423

6.00%, 04/01/2038	103,521	114,653
5.50%, 05/01/2038	139,568	149,077
6.00%, 05/01/2038	1,173,836	1,299,564
7.00%, 09/01/2038	139,944	163,460
6.50%, 10/01/2038	1,485,029	1,658,839
6.50%, 10/01/2038	387,623	430,396
7.00%, 10/01/2038	285,223	323,040
6.00%, 11/01/2038	177,919	199,899
7.00%, 11/01/2038	232,240	250,578
7.50%, 11/01/2038	144,723	162,120
7.00%, 12/01/2038	668,757	741,514
7.00%, 01/01/2039	872,739	973,980
7.50%, 04/01/2039	453,282	532,386
5.50%, 06/01/2039	85,676	91,595
5.00%, 09/01/2039	509,565	555,457
5.50%, 09/01/2039	213,509	234,922
4.50%, 11/01/2039	89,650	94,979
5.50%, 12/01/2039	237,502	261,199
4.00%, 07/01/2040	14,321,252	14,744,229
4.00%, 08/01/2040	561,650	578,443
5.00%, 08/01/2040	2,326,128	2,535,467
5.00%, 08/01/2040	1,126,960	1,234,477
4.00%, 09/01/2040	4,000,000	4,119,810
6.00%, 10/01/2040	7,648,430	8,466,080
3.50%, 12/01/2040	273,252	271,744
4.00%, 12/01/2040	584,860	602,385
4.00%, 01/01/2041	1,376,752	1,418,067
3.50%, 02/01/2041	22,714,300	22,589,837
4.00%, 02/01/2041	178,945	184,259
4.00%, 02/01/2041	2,856,275	2,941,924
4.00%, 09/01/2041	895,053	922,018
4.00%, 10/01/2041	2,549,646	2,626,170
3.50%, 11/01/2041	947,721	942,433
4.00%, 12/01/2041	3,876,555	3,993,601
4.00%, 03/01/2042	431,373	439,464
3.50%, 04/01/2042	69,790	69,403
3.00%, 05/01/2042	1,111,314	1,056,322

3.50%, 06/01/2042	21,481	21,361
4.00%, 07/01/2042	1,668,847	1,702,575
4.00%, 07/01/2042	854,054	871,127
4.00%, 07/01/2042	742,538	757,438
4.00%, 07/01/2042	987,280	1,007,266
3.50%, 09/01/2042	1,896,764	1,861,430
3.50%, 10/01/2042	22,581	22,455
3.50%, 10/01/2042	955,938	950,582
3.00%, 11/01/2042	3,075,087	2,922,545
3.50%, 11/01/2042	14,899,292	14,815,789
3.50%, 11/01/2042	22,916	22,794
3.00%, 12/01/2042	2,344,768	2,228,350
3.00%, 01/01/2043	2,974,885	2,827,325
3.00%, 01/01/2043	2,692,654	2,520,871
3.50%, 01/01/2043	2,669,580	2,654,636
3.50%, 01/01/2043	1,450,722	1,423,715
3.50%, 01/01/2043	29,363	29,208
3.00%, 02/01/2043	1,510,487	1,413,995
3.50%, 02/01/2043	159,227	158,336
3.50%, 02/01/2043	155,775	154,904
3.50%, 03/01/2043	1,004,054	985,364
3.00%, 04/01/2043	4,477,117	4,255,231
3.50%, 04/01/2043	4,000,004	3,978,886
3.50%, 05/01/2043	1,420,506	1,394,000
3.50%, 05/01/2043	200,000	199,010
3.50%, 05/01/2043	3,627,939	3,560,358
3.00%, 06/01/2043	499,951	475,188
3.00%, 06/01/2043	499,950	475,250
3.50%, 06/01/2043	374,128	372,057
3.50%, 06/01/2043	3,251,246	3,191,142
3.00%, 07/01/2043	5,999,995	5,703,035
3.50%, 07/01/2043	999,786	994,209
3.50%, 08/01/2043	49,617	49,341
3.50%, 11/01/2043	4,005,280	3,982,924
4.00%, 11/01/2043	14,925,211	15,374,368
3.50%, 12/01/2043	1,200,215	1,193,502
3.50%, 12/01/2043	11,500,000	11,435,811

3.50%, 12/01/2043	121,879	121,199
3.50%, 12/01/2043	4,326,499	4,302,350
3.50%, 12/01/2043	10,705,709	10,645,952
3.50%, 12/01/2043	1,962,512	1,951,558
4.00%, 12/01/2043	27,236,184	28,055,799
4.00%, 12/01/2043	5,450,356	5,622,760
6.00%, 11/01/2048	146,475	157,555
Fannie Mae REMIC Trust 2003-W1
5.96%, 12/25/2042	219,084	245,169
6.72%, 12/25/2042	53,710	61,951
Fannie Mae REMIC Trust 2003-W4
6.41%, 10/25/2042	40,824	42,509
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	701,406
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	169,804	197,124
Fannie Mae REMIC Trust 2004-W6
5.50%, 07/25/2034	53,978	55,020
5.50%, 07/25/2034	186,058	190,800
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	326,556	381,503
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	385,466	436,379
Fannie Mae REMIC Trust 2007-W1
6.30%, 08/25/2047	57,773	65,086
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	186,056	196,229
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037	135,124	111,787
Fannie Mae REMIC Trust 2007-W7
38.19%, 07/25/2037	126,734	252,362
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	2,019,778	2,300,337
Fannie Mae REMICS
4.50%, 01/25/2014	18	18
4.00%, 10/25/2014	971,052	23,420
6.50%, 11/25/2015	16,577	17,216

6.00%, 03/25/2016	3,936	3,964
6.00%, 04/25/2016	2,638	2,655
0.64%, 10/25/2016	1,083,627	12,625
6.00%, 12/25/2016	184,700	194,395
6.00%, 12/25/2016	52,802	55,411
6.00%, 12/25/2016	868	913
6.00%, 12/25/2016	33,042	34,792
6.00%, 02/25/2017	48,843	51,533
6.00%, 02/25/2017	118,047	123,808
0.66%, 03/25/2017	3,010	3,013
6.00%, 03/25/2017	20,889	21,927
6.00%, 03/25/2017	59,920	62,748
5.50%, 04/25/2017	1,386	1,389
6.00%, 04/25/2017	112,872	118,929
6.00%, 04/25/2017	19,470	20,416
6.00%, 04/25/2017	87,030	92,172
18.92%, 05/25/2017	44,894	54,283
6.00%, 06/25/2017	238,609	250,026
5.50%, 09/25/2017	105,317	111,203
5.00%, 10/25/2017	21,497	22,739
5.00%, 05/25/2018	64,974	68,725
4.75%, 09/25/2018	307,357	326,642
4.00%, 04/25/2019	68,303	71,870
8.00%, 07/25/2019	17,248	18,974
8.00%, 10/25/2019	4,522	5,021
4.00%, 11/25/2019	79,593	83,834
8.50%, 11/25/2019	2,500	2,820
9.00%, 11/25/2019	2,066	2,334
9.40%, 11/25/2019	1,928	2,183
7.50%, 12/25/2019	4,824	5,326
8.50%, 01/25/2020	497	561
8.80%, 01/25/2020	1,233	1,396
7.00%, 05/25/2020	767	850
5.50%, 06/25/2020	617	669
9.50%, 06/25/2020	1,079	1,230
7.00%, 07/25/2020	5,447	6,040
5.50%, 08/25/2020	689	708

6.50%, 08/25/2020	5,860	6,357
505.00%, 08/25/2020	12	115
1118.04%, 08/25/2020	13	272
6.50%, 09/25/2020	2,950	3,198
7.00%, 09/25/2020	990	1,102
9.00%, 10/25/2020	4,214	4,797
21.35%, 11/25/2020	662	1,002
652.15%, 12/25/2020	34	440
7.00%, 01/25/2021	1,416	1,580
908.50%, 02/25/2021	2	39
5.00%, 03/25/2021	1,266	1,334
7.00%, 03/25/2021	46,924	52,119
5.00%, 05/25/2021	224,292	235,248
17.39%, 05/25/2021	1,145	1,491
8.50%, 06/25/2021	1,113	1,289
8.75%, 06/25/2021	5,076	5,861
1063.94%, 06/25/2021	60	999
6.50%, 07/25/2021	2,148	2,351
6.50%, 09/25/2021	280,098	312,960
14.94%, 09/25/2021	3,563	4,465
8.75%, 10/25/2021	8,516	9,637
23.19%, 12/25/2021	1,552	2,234
6.00%, 02/25/2022	264,532	293,504
6.50%, 02/25/2022	37,547	41,531
0.00%, 03/25/2022	103,315	98,559
7.50%, 06/25/2022	190	216
7.00%, 07/25/2022	3,535	3,956
7.50%, 07/25/2022	39,324	43,906
8.00%, 07/25/2022	76,309	83,572
8.00%, 07/25/2022	38,239	43,505
1184.78%, 07/25/2022	14	341
6.00%, 08/25/2022	33,627	35,468
6.00%, 08/25/2022	6,940	7,546
6.50%, 08/25/2022	8,757	9,608
0.19%, 09/25/2022	3,595	3,566
5.50%, 09/25/2022	6,123	6,649
6.00%, 09/25/2022	307,696	340,651

7.50%, 09/25/2022	42,631	47,645
7.75%, 09/25/2022	16,222	18,461
8.00%, 09/25/2022	47,660	54,248
0.00%, 10/25/2022	4,484	4,157
1.48%, 10/25/2022	3,461	3,483
7.00%, 10/25/2022	6,824	7,938
7.50%, 10/25/2022	23,048	26,016
7.90%, 01/25/2023	23,999	27,369
6.50%, 02/25/2023	8,999	10,254
7.00%, 02/25/2023	96,626	109,224
15.50%, 02/25/2023	4,206	5,663
5.50%, 03/25/2023	516,000	565,762
6.50%, 03/25/2023	6,753	7,609
7.00%, 03/25/2023	62,768	70,804
7.50%, 03/25/2023	25,845	29,285
7.70%, 03/25/2023	10,757	12,272
0.00%, 04/25/2023	2,879	2,790
5.50%, 04/25/2023	826,000	913,065
5.50%, 04/25/2023	28,213	30,693
6.00%, 04/25/2023	16,174	18,141
7.00%, 04/25/2023	22,808	25,765
16.65%, 04/25/2023	18,398	6,010
18.71%, 04/25/2023	10,943	15,670
5.50%, 05/25/2023	202,000	222,957
7.00%, 05/25/2023	249,793	281,790
5.00%, 06/25/2023	291,691	311,010
6.34%, 06/25/2023	191,283	21,159
7.49%, 06/25/2023	219,648	20,525
4.50%, 07/25/2023	287,000	310,404
5.00%, 07/25/2023	390,000	430,179
6.50%, 07/25/2023	5,879	6,468
6.79%, 07/25/2023	121,009	135,341
7.00%, 07/25/2023	78,511	89,158
7.00%, 07/25/2023	119,609	133,195
1.04%, 08/25/2023	14,682	14,842
6.88%, 08/25/2023	105,010	118,442
7.00%, 08/25/2023	196,332	220,908

7.76%, 08/25/2023	95,359	15,153
7.89%, 08/25/2023	23,017	2,747
0.00%, 09/25/2023	3,654	3,394
0.00%, 09/25/2023	8,879	8,200
0.81%, 09/25/2023	284,124	285,788
6.50%, 09/25/2023	9,842	10,877
12.50%, 09/25/2023	6,791	7,698
13.20%, 09/25/2023	5,471	6,957
0.71%, 10/25/2023	8,203	8,216
6.50%, 10/25/2023	71,300	80,819
6.50%, 10/25/2023	166,039	183,512
10.50%, 10/25/2023	3,116	3,679
22.92%, 10/25/2023	8,686	13,293
26.32%, 10/25/2023	4,674	7,531
0.00%, 11/25/2023	1,043	965
6.50%, 11/25/2023	38,608	44,269
0.76%, 12/25/2023	4,063	4,085
1.16%, 12/25/2023	12,968	13,170
6.50%, 12/25/2023	13,832	15,650
7.00%, 12/25/2023	30,940	31,915
12.17%, 12/25/2023	6,034	7,787
23.92%, 12/25/2023	12,968	20,490
27.54%, 12/25/2023	15,940	26,346
5.00%, 02/25/2024	312,815	30,875
5.00%, 03/25/2024	152,960	13,258
5.00%, 03/25/2024	360,996	28,437
6.50%, 03/25/2024	50,527	56,021
6.50%, 03/25/2024	249,647	275,660
7.00%, 04/25/2024	181,479	205,710
7.00%, 04/25/2024	409,669	464,118
5.50%, 07/25/2024	56,518	62,377
5.50%, 08/25/2024	483,132	529,209
5.00%, 11/25/2024	791,120	870,497
8.50%, 01/25/2025	9,136	10,717
8.80%, 01/25/2025	12,282	14,214
0.46%, 07/25/2025	197,506	198,263
5.50%, 08/25/2025	449,825	497,134

5.50%, 01/25/2026	301,098	332,384
32.43%, 10/25/2026	61,247	106,414
7.00%, 11/25/2026	87,174	98,271
1.84%, 03/25/2027	74,127	3,337
1.84%, 03/25/2027	23,175	1,050
7.50%, 04/18/2027	14,537	16,114
7.50%, 04/20/2027	20,704	24,223
6.50%, 04/25/2027	51,991	57,985
7.50%, 05/20/2027	78,052	91,303
0.56%, 05/25/2027	7,712,615	7,728,372
6.50%, 07/18/2027	5,171	5,728
7.00%, 12/18/2027	23,388	4,795
6.00%, 07/18/2028	40,358	44,074
7.44%, 07/25/2028	1,008,784	151,128
3.00%, 12/25/2028	1,237,521	1,103,739
6.00%, 12/25/2028	17,666	19,206
7.99%, 12/25/2028	33,181	5,625
5.00%, 03/25/2029	826,000	906,543
5.50%, 03/25/2029	21,939	22,064
5.50%, 04/18/2029	94,505	103,000
6.35%, 04/25/2029	17,764	19,942
7.50%, 12/18/2029	24,553	28,283
7.50%, 02/25/2030	133,194	153,396
8.94%, 07/25/2030	44,953	9,928
8.50%, 01/25/2031	5,682	1,368
7.00%, 03/25/2031	15,816	18,171
3.50%, 04/25/2031	1,084,000	1,065,620
6.00%, 07/25/2031	93,384	20,226
7.00%, 07/25/2031	52,824	60,330
7.00%, 08/25/2031	100,142	114,985
6.50%, 09/25/2031	25,095	27,944
7.00%, 09/25/2031	118,192	135,759
7.00%, 09/25/2031	18,540	21,295
7.00%, 09/25/2031	28,820	32,622
13.87%, 09/25/2031	88,636	100,161
23.92%, 09/25/2031	68,671	115,954
6.50%, 10/25/2031	14,012	15,797

22.46%, 10/25/2031	50,393	84,261
6.00%, 11/25/2031	189,960	212,082
7.00%, 11/25/2031	170,248	192,757
15.19%, 11/25/2031	49,373	66,555
17.08%, 12/25/2031	7,866	10,849
0.00%, 01/25/2032	7,475	6,773
24.65%, 02/25/2032	28,705	48,722
1.60%, 03/25/2032	175,113	8,148
10.00%, 03/25/2032	2,741	3,191
0.00%, 04/25/2032	5,470	4,896
6.00%, 04/25/2032	433,931	481,711
6.50%, 04/25/2032	80,552	87,608
6.50%, 05/25/2032	163,859	184,579
6.50%, 06/25/2032	62,396	69,522
6.50%, 07/25/2032	332,009	59,352
6.50%, 08/25/2032	184,464	207,790
19.35%, 08/25/2032	207,549	268,441
0.96%, 11/25/2032	788,091	795,958
5.00%, 11/25/2032	40,669	44,375
6.00%, 11/25/2032	1,261,892	1,398,338
8.50%, 11/25/2032	51,455	56,296
0.00%, 12/25/2032	38,457	34,547
5.50%, 12/25/2032	529,658	575,190
14.18%, 12/25/2032	31,572	40,046
0.00%, 01/25/2033	137,518	135,434
6.50%, 02/25/2033	59,412	65,369
5.00%, 03/25/2033	87,277	14,032
6.00%, 03/25/2033	66,000	73,489
4.00%, 04/25/2033	470,000	489,281
0.00%, 05/25/2033	22,016	18,220
4.00%, 05/25/2033	48,815	51,738
5.50%, 05/25/2033	11,550	255
6.00%, 05/25/2033	124,000	138,196
6.00%, 05/25/2033	233,000	259,303
6.00%, 05/25/2033	29,575	5,652
6.00%, 05/25/2033	128,841	142,805
6.50%, 05/25/2033	291,229	67,373

7.00%, 05/25/2033	433,099	111,377
5.75%, 06/25/2033	190,639	208,169
6.94%, 06/25/2033	251,016	39,763
13.87%, 06/25/2033	186,721	229,231
5.50%, 07/25/2033	412,384	427,965
13.32%, 07/25/2033	74,470	86,873
13.87%, 07/25/2033	81,240	97,435
0.00%, 08/25/2033	25,022	23,930
5.50%, 08/25/2033	724,680	135,531
5.50%, 08/25/2033	371,125	404,688
5.50%, 08/25/2033	166,823	180,446
7.24%, 08/25/2033	144,466	141,843
9.87%, 08/25/2033	14,637	15,405
17.66%, 08/25/2033	125,172	169,096
3.50%, 09/25/2033	1,500,000	1,355,437
12.23%, 09/25/2033	59,034	70,494
3.00%, 10/25/2033	908,000	790,675
5.50%, 10/25/2033	2,172,675	2,351,984
7.44%, 11/25/2033	367,203	65,222
0.00%, 12/25/2033	287,332	259,093
13.77%, 12/25/2033	113,980	136,373
0.91%, 01/25/2034	453,996	459,150
11.27%, 01/25/2034	33,141	38,583
12.92%, 01/25/2034	21,794	23,786
15.87%, 01/25/2034	50,965	66,248
5.50%, 02/25/2034	160,398	171,800
27.94%, 02/25/2034	159,348	231,342
0.00%, 03/25/2034	408,790	387,372
0.56%, 03/25/2034	374,937	375,357
5.50%, 04/25/2034	457,442	493,275
6.00%, 04/25/2034	51,689	54,582
19.07%, 04/25/2034	236,689	326,887
0.56%, 05/25/2034	705,141	702,891
16.05%, 05/25/2034	54,835	69,094
19.07%, 05/25/2034	301,483	416,206
23.34%, 05/25/2034	68,376	103,970
5.50%, 07/25/2034	1,042,536	1,122,033

13.91%, 07/25/2034	51,936	65,112
0.41%, 08/25/2034	329,288	328,574
5.50%, 08/25/2034	1,401,535	1,483,186
19.35%, 11/25/2034	72,980	99,193
0.00%, 12/25/2034	1,310	1,309
6.00%, 12/25/2034	310,390	317,046
21.24%, 12/25/2034	14,781	18,515
6.00%, 01/25/2035	152,071	155,221
24.51%, 01/25/2035	63,813	89,376
0.00%, 04/25/2035	314,058	305,284
0.51%, 04/25/2035	321,203	321,688
16.59%, 05/25/2035	46,758	59,543
19.57%, 05/25/2035	437,442	606,564
19.68%, 05/25/2035	300,725	418,016
24.15%, 05/25/2035	100,418	153,737
5.00%, 06/25/2035	143,873	155,250
6.50%, 06/25/2035	11,385	12,227
24.68%, 06/25/2035	103,000	162,167
6.55%, 07/25/2035	246,927	45,693
16.96%, 07/25/2035	80,025	106,089
5.50%, 08/25/2035	377,951	412,421
5.50%, 08/25/2035	1,118,730	1,263,379
16.29%, 08/25/2035	118,276	151,528
16.46%, 08/25/2035	232,859	299,598
0.00%, 09/25/2035	70,973	69,425
23.54%, 09/25/2035	55,104	81,887
0.00%, 10/25/2035	83,153	74,955
5.75%, 10/25/2035	421,148	459,308
16.46%, 10/25/2035	148,831	190,457
5.50%, 11/25/2035	258,320	267,860
23.96%, 11/25/2035	784,034	1,212,348
5.50%, 12/25/2035	584,000	639,434
5.50%, 12/25/2035	191,024	210,790
6.00%, 12/25/2035	92,076	101,900
0.00%, 01/25/2036	68,349	66,599
0.00%, 01/25/2036	7,091	7,089
5.50%, 01/25/2036	163,940	178,232

0.00%, 03/25/2036	509,418	463,494
0.00%, 03/25/2036	61,366	56,367
5.50%, 03/25/2036	515,358	563,258
5.50%, 03/25/2036	793,105	858,735
5.50%, 03/25/2036	793,105	854,478
6.54%, 03/25/2036	1,867,867	347,972
23.96%, 03/25/2036	51,290	78,547
0.00%, 04/25/2036	108,545	102,751
0.00%, 04/25/2036	169,842	154,875
0.00%, 04/25/2036	273,384	264,198
0.41%, 04/25/2036	237,564	236,837
29.41%, 05/25/2036	60,054	107,429
0.00%, 06/25/2036	183,287	171,550
0.00%, 06/25/2036	58,884	53,423
0.00%, 06/25/2036	387,629	350,296
0.00%, 06/25/2036	475,754	431,384
0.00%, 06/25/2036	115,507	105,039
0.56%, 06/25/2036	140,634	140,726
0.56%, 06/25/2036	597,969	599,749
0.61%, 06/25/2036	83,193	83,610
6.00%, 06/25/2036	12,083	835
6.42%, 06/25/2036	476,637	77,824
23.60%, 06/25/2036	22,458	34,468
0.41%, 06/27/2036	3,609,331	3,551,545
0.00%, 07/25/2036	72,091	66,835
0.00%, 07/25/2036	133,230	121,075
0.00%, 07/25/2036	156,167	152,997
0.00%, 07/25/2036	42,389	39,587
0.45%, 07/25/2036	997,808	996,967
0.51%, 07/25/2036	354,281	355,035
0.62%, 07/25/2036	116,381	116,926
6.00%, 07/25/2036	1,734,619	1,922,052
6.36%, 07/25/2036	238,624	34,745
6.50%, 07/25/2036	1,169,178	1,297,854
6.50%, 07/25/2036	882,122	987,790
28.14%, 07/25/2036	59,869	102,965
38.91%, 07/25/2036	55,591	108,232

0.00%, 08/25/2036	61,015	56,763
0.00%, 08/25/2036	101,087	91,761
0.00%, 08/25/2036	239,937	215,070
0.00%, 08/25/2036	113,858	104,524
0.51%, 08/25/2036	426,475	426,789
0.51%, 08/25/2036	27,811	27,812
6.34%, 08/25/2036	94,726	17,363
6.50%, 08/25/2036	620,190	694,999
6.50%, 08/25/2036	195,345	213,509
0.00%, 09/25/2036	120,229	107,161
0.00%, 09/25/2036	101,961	98,138
0.00%, 09/25/2036	126,893	119,934
6.50%, 09/25/2036	124,889	139,905
4.50%, 10/25/2036	413,000	441,748
25.54%, 10/25/2036	87,622	136,011
0.00%, 11/25/2036	238,863	216,590
0.00%, 11/25/2036	85,331	78,561
0.00%, 11/25/2036	31,857	29,374
0.00%, 12/25/2036	103,743	95,035
0.00%, 12/25/2036	69,286	63,857
0.22%, 12/25/2036	279,687	272,354
0.23%, 12/25/2036	1,058,941	1,031,615
6.00%, 12/25/2036	218,841	231,642
6.49%, 12/25/2036	523,115	84,323
25.90%, 12/25/2036	29,326	45,551
0.00%, 01/25/2037	95,845	88,057
0.00%, 01/25/2037	345,068	317,531
5.50%, 01/25/2037	134,000	147,678
0.36%, 02/25/2037	4,517	4,502
0.41%, 02/25/2037	448,043	447,222
38.01%, 02/25/2037	12,260	21,094
0.00%, 03/25/2037	106,742	98,275
0.66%, 03/25/2037	278,377	279,022
0.91%, 03/25/2037	485,753	484,897
5.00%, 03/25/2037	34,775	37,640
5.92%, 03/25/2037	69,653	10,398
6.00%, 03/25/2037	310,088	334,844

6.28%, 03/25/2037	998,383	137,206
0.00%, 04/25/2037	273,045	250,876
5.94%, 04/25/2037	602,280	89,302
22.12%, 04/25/2037	213,743	308,288
0.00%, 05/25/2037	94,739	92,867
0.46%, 05/25/2037	209,402	209,082
6.00%, 05/25/2037	1,135,000	1,258,759
0.56%, 06/25/2037	1,240,209	1,242,090
0.61%, 06/25/2037	96,349	92,274
5.62%, 06/25/2037	223,565	31,240
5.94%, 06/25/2037	217,831	32,578
5.94%, 06/25/2037	889,581	131,064
6.50%, 06/25/2037	134,095	149,457
0.00%, 07/25/2037	262,417	237,873
0.53%, 07/25/2037	214,109	214,082
0.66%, 07/25/2037	147,846	148,515
5.50%, 07/25/2037	442,861	476,682
6.24%, 07/25/2037	1,645,630	220,067
6.46%, 07/25/2037	992,003	131,401
6.99%, 07/25/2037	2,191,738	344,284
16.09%, 07/25/2037	138,653	171,964
0.61%, 08/25/2037	903,747	906,725
5.50%, 08/25/2037	365,085	394,942
6.00%, 08/25/2037	475,000	516,845
6.00%, 08/25/2037	103,330	110,538
6.00%, 08/25/2037	413,000	455,659
6.00%, 08/25/2037	427,704	461,688
23.41%, 08/25/2037	193,658	290,405
0.61%, 09/25/2037	1,162,886	1,164,274
6.38%, 09/25/2037	659,005	91,641
15.74%, 09/25/2037	61,530	75,670
0.00%, 10/25/2037	1,781,270	1,604,012
6.03%, 10/25/2037	293,071	324,970
6.29%, 10/25/2037	782,900	106,733
6.30%, 10/25/2037	657,088	92,710
0.36%, 10/27/2037	4,541,000	4,506,139
8.34%, 11/25/2037	578,279	688,997

6.20%, 12/25/2037	88,711	11,761
6.24%, 12/25/2037	966,355	114,675
6.29%, 12/25/2037	660,421	93,157
6.50%, 12/25/2037	638,000	715,925
1.51%, 01/25/2038	1,329,713	103,687
5.75%, 02/25/2038	890,437	105,418
5.84%, 02/25/2038	1,304,144	153,000
1.06%, 03/25/2038	241,015	243,785
6.04%, 03/25/2038	312,815	45,533
6.07%, 03/25/2038	269,449	40,833
6.83%, 03/25/2038	378,826	61,509
13.67%, 03/25/2038	102,790	124,499
5.50%, 04/25/2038	3,332,969	3,591,224
6.50%, 04/25/2038	203,856	229,801
6.69%, 04/25/2038	360,628	58,196
6.74%, 04/25/2038	347,133	55,403
20.21%, 04/25/2038	125,742	176,532
0.00%, 05/25/2038	12,446	11,400
5.50%, 05/25/2038	3,130,463	3,401,899
1.73%, 06/25/2038	479,554	44,156
5.00%, 07/25/2038	155,000	169,409
5.00%, 07/25/2038	198,045	214,616
5.50%, 07/25/2038	1,189,172	1,287,939
7.04%, 07/25/2038	225,865	36,982
5.69%, 09/25/2038	818,533	102,579
5.69%, 09/25/2038	394,564	53,792
4.50%, 11/25/2038	173,108	181,257
0.56%, 12/25/2038	493,196	493,709
4.00%, 02/25/2039	891,265	908,150
4.50%, 02/25/2039	54,517	57,741
6.39%, 02/25/2039	531,776	85,740
6.49%, 03/25/2039	479,047	75,566
0.61%, 04/25/2039	844,171	845,681
5.00%, 07/25/2039	336,605	66,404
7.00%, 07/25/2039	31,951	34,832
5.00%, 08/25/2039	1,032,000	1,110,398
6.00%, 08/25/2039	1,428,778	1,606,053

5.00%, 09/25/2039	1,459,000	1,518,552
6.02%, 09/25/2039	528,185	581,288
5.50%, 10/25/2039	952,260	165,053
5.74%, 10/25/2039	490,784	60,897
2.53%, 12/25/2039	930,778	941,688
6.02%, 12/25/2039	558,314	67,903
6.30%, 12/25/2039	692,571	770,141
0.00%, 01/25/2040	168,380	152,258
6.09%, 01/25/2040	673,266	88,529
6.19%, 02/25/2040	196,478	214,206
0.76%, 03/25/2040	498,807	500,958
6.24%, 03/25/2040	512,866	594,512
6.43%, 03/25/2040	551,854	621,366
12.33%, 03/25/2040	1,137,092	1,332,710
0.76%, 04/25/2040	429,043	431,095
6.26%, 04/25/2040	615,915	88,940
17.12%, 04/25/2040	310,000	438,718
0.76%, 05/25/2040	359,154	362,399
6.24%, 05/25/2040	422,007	63,686
0.00%, 06/25/2040	292,389	265,893
5.00%, 06/25/2040	3,020,307	3,294,615
5.50%, 06/25/2040	1,007,000	1,100,353
5.50%, 07/25/2040	1,308,360	1,437,202
5.00%, 09/25/2040	206,000	222,065
5.50%, 10/25/2040	2,012,000	2,184,183
4.28%, 11/25/2040	2,797,078	270,002
0.71%, 01/25/2041	791,590	795,548
6.37%, 01/25/2041	1,738,554	347,800
0.56%, 02/25/2041	1,554,705	1,554,115
0.46%, 03/25/2041	910,176	903,230
2.65%, 04/25/2041	3,916,990	276,178
0.66%, 07/25/2041	244,691	245,780
0.46%, 08/25/2041	2,840,114	2,805,203
0.71%, 08/25/2041	739,472	742,824
0.66%, 11/25/2041	855,181	859,053
7.00%, 11/25/2041	4,744,554	5,451,232
7.00%, 11/25/2041	3,727,558	4,275,938

7.00%, 11/25/2041	5,107,082	5,885,820
3.50%, 03/25/2042	1,000,000	894,854
6.50%, 06/25/2042	114,402	131,535
0.66%, 09/25/2042	481,465	479,243
0.66%, 09/25/2042	1,388,494	1,385,376
0.66%, 10/25/2042	1,541,439	1,537,850
0.66%, 10/25/2042	3,576,346	3,570,563
3.00%, 02/25/2043	1,000,000	831,963
3.50%, 02/25/2043	879,124	881,760
0.00%, 09/25/2043	2,289,385	1,703,438
0.00%, 10/25/2043	1,773,062	1,262,287
5.94%, 11/25/2049	421,377	60,548
5.83%, 02/25/2051	506,679	539,401
5.41%, 07/25/2051	141,739	143,276
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	112,144	123,701
6.50%, 07/25/2042	188,791	212,902
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	788,952	831,303
6.50%, 09/25/2042	324,661	363,354
Fannie Mae Trust 2003-W8
0.56%, 05/25/2042	76,179	75,331
7.00%, 10/25/2042	396,123	453,158
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	532,421	605,185
5.04%, 11/25/2043	681,810	707,207
Fannie Mae Trust 2004-W15
0.41%, 08/25/2044	488,373	483,565
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	160,498	186,021
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	160,258	186,429
Fannie Mae Trust 2005-W3
0.38%, 03/25/2045	3,464,638	3,458,496
Fannie Mae Trust 2005-W4
6.00%, 08/25/2035	203,697	227,613

Fannie Mae Trust 2006-W2
2.21%, 11/25/2035	404,679	382,448
0.38%, 02/25/2036	1,681,416	1,663,575
Fannie Mae Whole Loan
0.42%, 11/25/2046	3,455,206	3,446,229
Fannie Mae-Aces
0.69%, 08/25/2019	2,481,083	2,484,735
4.45%, 09/25/2019	2,219,000	2,441,424
1.52%, 12/25/2019	782,000	779,417
1.80%, 12/25/2019	743,000	729,044
4.33%, 03/25/2020	826,000	900,691
3.66%, 11/25/2020	694,417	731,279
3.65%, 04/25/2021	894,000	937,241
3.76%, 04/25/2021	6,037,000	6,286,787
3.73%, 06/25/2021	3,323,000	3,466,078
3.76%, 06/25/2021	1,032,000	1,070,511
2.92%, 08/25/2021	706,000	696,335
2.28%, 12/27/2022	1,357,000	1,238,680
2.39%, 01/25/2023	1,342,000	1,233,854
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (Acquired 10/28/2013, Cost $1,926,335) (a)	1,865,333	1,922,748
FHLMC Multifamily Structured Pass Through Certificates
2.87%, 12/25/2021	5,500,000	5,379,495
2.79%, 01/25/2022	4,400,000	4,270,376
2.27%, 03/25/2022	7,100,000	6,598,037
2.37%, 05/25/2022	6,905,000	6,442,303
2.40%, 06/25/2022	5,300,000	4,943,220
3.46%, 08/25/2023	10,000,000	9,937,300
FHLMC Structured Pass Through Securities
6.61%, 07/25/2032	108,088	122,017
5.85%, 07/25/2033	316,636	357,819
3.28%, 10/25/2037	2,730,377	2,675,612
7.50%, 02/25/2042	446,602	521,170
7.50%, 08/25/2042	66,930	79,529
6.50%, 02/25/2043	414,276	482,630
7.00%, 02/25/2043	143,303	163,953
5.23%, 05/25/2043	993,578	1,067,519
0.00%, 07/25/2043	41,237	35,821

7.50%, 07/25/2043	107,120	127,146
0.00%, 09/25/2043	50,799	40,624
7.50%, 09/25/2043	565,354	658,200
0.00%, 10/25/2043	55,181	44,300
7.00%, 10/25/2043	553,482	622,977
1.34%, 10/25/2044	822,043	833,041
FHLMC-GNMA
7.00%, 03/25/2023	34,538	38,771
6.25%, 11/25/2023	21,488	23,847
7.50%, 04/25/2024	157,862	180,489
First Boston Mortgage Securities Corp 1987 STRIPs
0.00%, 04/25/2017	1,051	1,040
10.97%, 04/25/2017	1,876	165
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	32,793	33,562
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	277,095	242,418
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	108,749	107,894
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	175,591	155,803
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.49%, 08/25/2037	1,975,977	362,981
First Horizon Mortgage Pass-Through Trust 2003-7
4.50%, 09/25/2018	7,394	7,583
First Horizon Mortgage Pass-Through Trust 2003-8
4.50%, 09/25/2018	64,303	65,759
First Horizon Mortgage Pass-Through Trust 2003-9
5.50%, 11/25/2033	256,810	266,229
First Horizon Mortgage Pass-Through Trust 2004-AR2
2.63%, 05/25/2034	156,426	154,412
First Horizon Mortgage Pass-Through Trust 2004-AR7
2.56%, 02/25/2035	65,767	66,042
First Horizon Mortgage Pass-Through Trust 2005-AR1
2.65%, 04/25/2035	476,535	476,679
Fontainebleau Miami Beach Trust
2.89%, 05/05/2027 (Acquired 10/28/2013, Cost $2,130,268) (a)	2,106,000	2,126,416

Freddie Mac
3.50%, 01/15/2026	3,000,000	3,127,500
3.00%, 01/15/2029	3,000,000	3,055,547
5.00%, 01/15/2040	13,000,000	14,019,687
4.00%, 01/15/2041	7,000,000	7,188,672
4.50%, 01/15/2041	20,000,000	21,161,718
Freddie Mac Gold Pool
6.50%, 07/01/2014	80	80
7.50%, 10/01/2014	11	11
8.50%, 11/01/2015	230	231
6.50%, 07/01/2016	11,248	11,625
6.50%, 08/01/2016	4,304	4,484
6.00%, 04/01/2017	447,265	471,337
6.00%, 04/01/2017	217,861	229,348
7.00%, 04/01/2017	1,607	1,679
6.50%, 05/01/2017	3,951	4,142
5.50%, 06/01/2017	7,262	7,717
5.00%, 10/01/2017	64,699	68,498
6.00%, 10/01/2017	6,297	6,399
6.50%, 11/01/2017	3,269	3,450
5.00%, 12/01/2017	226,920	240,232
5.00%, 12/01/2017	219,958	232,856
6.50%, 12/01/2017	6,480	6,850
5.50%, 01/01/2018	54,076	57,699
5.50%, 02/01/2018	57,110	60,903
5.50%, 04/01/2018	565,966	595,740
6.00%, 04/01/2018	15,049	15,983
6.50%, 04/01/2018	74,321	77,995
4.00%, 06/01/2018	8,419	8,902
4.50%, 08/01/2018	19,541	20,716
4.50%, 10/01/2018	13,654	14,475
4.50%, 10/01/2018	92,021	97,528
5.00%, 12/01/2018	29,303	31,035
5.50%, 01/01/2019	91,786	97,963
6.50%, 09/01/2019	64,493	68,058
5.50%, 12/01/2019	98,512	105,102
6.00%, 02/01/2020	22,627	23,752

5.50%, 04/01/2020	86,494	93,589
5.50%, 06/01/2020	70,351	75,071
6.00%, 06/01/2020	50,717	54,318
8.00%, 07/01/2020	268	270
6.00%, 08/01/2020	31,786	33,797
6.00%, 07/01/2021	150,575	160,744
6.00%, 07/01/2021	110,129	115,696
6.00%, 01/01/2022	48,728	50,924
6.00%, 02/01/2022	36,693	38,411
6.00%, 03/01/2022	120,306	126,896
6.50%, 03/01/2022	18,352	19,889
5.50%, 11/01/2022	13,890	15,155
6.50%, 11/01/2022	57,331	63,835
6.00%, 12/01/2022	19,708	21,765
5.50%, 01/01/2023	130,825	142,726
5.50%, 05/01/2023	71,237	77,775
5.00%, 06/01/2023	14,050	15,146
5.50%, 07/01/2023	15,915	17,377
5.50%, 11/01/2023	38,844	42,408
5.50%, 01/01/2024	2,207,052	2,395,475
5.50%, 02/01/2024	54,883	59,693
8.00%, 08/01/2024	1,531	1,809
8.00%, 11/01/2024	1,331	1,502
7.50%, 08/01/2025	2,574	3,032
3.50%, 11/01/2025	1,106,817	1,154,614
10.00%, 03/17/2026	113,396	128,289
7.00%, 04/01/2026	3,094	3,478
6.50%, 01/01/2028	104,668	116,475
2.50%, 04/01/2028	707,057	701,376
8.50%, 07/01/2028	8,461	9,969
7.00%, 12/01/2028	129,577	146,204
6.50%, 06/01/2029	45,384	50,845
7.00%, 07/01/2029	1,836	2,058
6.50%, 08/01/2029	165,379	188,211
6.00%, 10/01/2029	42,537	47,646
10.00%, 10/01/2030	582,351	678,076
7.00%, 01/01/2031	121,790	141,019

3.50%, 01/01/2032	1,460,175	1,488,177
7.50%, 01/01/2032	251,241	294,543
3.50%, 03/01/2032	586,742	597,997
7.00%, 07/01/2032	8,050	9,069
7.00%, 08/01/2032	14,319	16,579
5.50%, 01/01/2033	511,088	562,579
3.50%, 02/01/2033	381,984	383,902
6.00%, 02/01/2033	324,038	355,676
3.50%, 05/01/2033	470,951	473,319
3.50%, 05/01/2033	1,622,556	1,630,733
5.50%, 10/01/2033	103,514	114,006
6.00%, 12/01/2033	18,190	20,194
5.00%, 01/01/2034	96,426	104,398
6.00%, 01/01/2034	107,623	118,199
6.00%, 01/01/2034	69,461	78,264
5.00%, 06/01/2034	462,540	500,837
5.00%, 09/01/2034	165,783	180,829
6.50%, 11/01/2034	40,316	44,800
6.50%, 01/01/2035	289,943	325,339
5.00%, 03/01/2035	119,954	129,944
5.50%, 07/01/2035	228,362	251,781
6.50%, 12/01/2035	173,501	195,882
6.50%, 12/01/2035	131,895	146,798
5.50%, 01/01/2036	94,038	102,679
5.00%, 11/01/2036	277,677	299,889
6.00%, 11/01/2036	91,449	98,327
6.50%, 11/01/2036	77,048	86,902
6.50%, 11/01/2036	894,243	989,585
6.50%, 11/01/2036	331,257	368,687
5.50%, 12/01/2036	147,747	161,100
6.00%, 12/01/2036	44,879	49,561
6.00%, 12/01/2036	70,547	78,126
6.50%, 12/01/2036	250,730	279,217
6.50%, 12/01/2036	945,036	1,052,409
7.50%, 12/01/2036	910,162	1,026,127
6.50%, 01/01/2037	56,249	62,605
6.50%, 01/01/2037	34,424	36,648

6.50%, 02/01/2037	61,755	68,424
7.00%, 02/01/2037	29,753	33,670
6.50%, 06/01/2037	52,739	58,698
6.50%, 11/01/2037	129,066	144,100
7.50%, 01/01/2038	226,503	247,554
7.50%, 01/01/2038	142,727	159,503
5.00%, 03/01/2038	686,229	739,080
6.50%, 03/01/2038	192,961	216,725
5.50%, 05/01/2038	320,075	348,841
5.50%, 08/01/2038	391,023	426,165
7.50%, 09/01/2038	98,097	108,720
4.50%, 11/01/2039	485,375	514,057
4.50%, 11/01/2039	3,565,343	3,775,363
5.00%, 03/01/2040	9,894,689	10,669,474
5.50%, 03/01/2040	84,646	92,254
5.50%, 05/01/2040	8,669,705	9,449,549
5.00%, 08/01/2040	4,654,851	5,037,699
5.00%, 08/01/2040	1,297,097	1,404,370
5.50%, 08/01/2040	3,864,579	4,211,905
4.50%, 09/01/2040	1,158,611	1,227,588
4.50%, 09/01/2040	4,692,324	4,972,051
4.50%, 03/01/2041	860,633	911,357
4.50%, 05/01/2041	5,575,770	5,908,051
3.50%, 06/01/2042	1,057,927	1,050,888
3.50%, 06/01/2042	5,440,990	5,345,787
4.00%, 06/01/2042	4,573,865	4,662,041
3.50%, 07/01/2042	23,745,170	23,587,181
3.00%, 08/01/2042	3,810,120	3,614,282
3.50%, 09/01/2042	6,988,437	6,941,939
3.00%, 10/01/2042	9,244,771	8,769,223
4.00%, 10/01/2042	320,052	326,203
3.50%, 11/01/2042	259,454	254,901
4.00%, 01/01/2043	507,346	517,133
3.00%, 02/01/2043	771,415	731,734
3.00%, 03/01/2043	9,964,936	9,452,344
3.00%, 03/01/2043	4,900,042	4,647,986
3.50%, 03/01/2043	1,990,993	1,977,746

3.00%, 04/01/2043	193,842	183,870
3.50%, 05/01/2043	507,551	498,613
3.00%, 06/01/2043	70,103	66,497
3.00%, 06/01/2043	20,746,084	19,678,913
3.50%, 06/01/2043	1,766,415	1,735,440
3.00%, 07/01/2043	675,967	641,196
3.00%, 07/01/2043	51,307	48,668
3.00%, 08/01/2043	984,400	933,763
3.00%, 09/01/2043	924,553	876,994
4.00%, 09/01/2043	371,600	382,418
3.50%, 10/01/2043	5,431,941	5,395,800
3.00%, 11/01/2043	99,826	94,691
4.00%, 11/01/2043	240,002	246,723
4.00%, 11/01/2043	682,843	701,969
4.00%, 12/01/2043	6,000,000	6,168,055
4.00%, 12/01/2043	705,556	725,318
7.00%, 08/01/2047	23,027	24,780
Freddie Mac Non Gold Pool
12.00%, 08/01/2015	364	368
2.09%, 07/01/2019	5,368	5,678
12.00%, 07/01/2019	205	208
2.25%, 07/01/2026	5,625	5,663
2.26%, 01/01/2027	13,747	14,662
2.32%, 04/01/2030	5,718	6,112
2.50%, 09/01/2032	10,552	11,239
2.41%, 05/01/2033	365,622	387,422
2.36%, 12/01/2033	63,451	67,571
2.55%, 04/01/2034	120,923	128,302
2.50%, 09/01/2034	275,899	296,250
2.45%, 01/01/2035	130,432	136,856
5.05%, 01/01/2035	436,098	464,814
2.46%, 08/01/2035	50,633	53,966
2.51%, 12/01/2035	193,480	206,852
2.46%, 02/01/2036	63,674	67,624
4.01%, 02/01/2036	307,906	328,951
2.92%, 03/01/2036	321,917	342,628
3.21%, 03/01/2036	493,439	529,780

2.37%, 05/01/2036	322,869	344,850
2.38%, 05/01/2036	171,261	181,631
3.09%, 05/01/2036	74,449	78,950
2.71%, 06/01/2036	811,556	867,174
2.77%, 06/01/2036	195,507	210,244
2.09%, 07/01/2036	123,717	130,748
2.38%, 07/01/2036	105,398	112,018
4.76%, 07/01/2036	153,000	164,458
2.00%, 08/01/2036	66,322	70,464
2.09%, 08/01/2036	165,706	175,703
2.11%, 08/01/2036	901,992	954,742
2.52%, 09/01/2036	289,863	305,505
2.65%, 09/01/2036	348,260	372,689
2.10%, 10/01/2036	493,610	522,942
2.12%, 10/01/2036	280,774	297,757
2.19%, 10/01/2036	168,399	179,542
2.22%, 10/01/2036	144,317	152,974
2.41%, 10/01/2036	49,392	51,691
2.48%, 10/01/2036	222,815	237,694
2.79%, 10/01/2036	218,426	232,852
2.27%, 11/01/2036	252,265	268,313
2.32%, 11/01/2036	60,914	64,583
2.37%, 11/01/2036	141,553	150,347
2.38%, 11/01/2036	396,719	422,333
2.42%, 11/01/2036	111,565	116,509
2.22%, 12/01/2036	676,060	715,913
2.32%, 12/01/2036	20,089	21,099
2.35%, 12/01/2036	714,263	766,663
2.68%, 12/01/2036	333,308	353,871
2.86%, 12/01/2036	35,085	37,357
2.04%, 01/01/2037	54,885	57,802
2.77%, 01/01/2037	155,529	163,820
2.49%, 02/01/2037	431,754	459,609
2.71%, 02/01/2037	19,318	20,434
2.78%, 02/01/2037	253,912	268,985
3.06%, 02/01/2037	48,257	51,098
5.05%, 02/01/2037	26,901	28,173

2.32%, 03/01/2037	678,927	727,825
2.99%, 03/01/2037	122,971	129,665
3.08%, 03/01/2037	65,048	68,770
1.93%, 04/01/2037	70,209	74,660
2.92%, 04/01/2037	167,057	177,389
3.97%, 04/01/2037	13,514	14,303
1.96%, 05/01/2037	197,443	207,699
2.39%, 05/01/2037	311,006	333,194
2.39%, 05/01/2037	108,073	115,830
2.50%, 05/01/2037	62,383	65,717
2.88%, 05/01/2037	501,277	534,084
2.93%, 05/01/2037	260,550	277,146
5.58%, 06/01/2037	139,038	147,385
2.62%, 07/01/2037	117,136	125,029
6.27%, 11/01/2037	66,637	70,802
2.82%, 04/01/2038	277,914	297,272
2.70%, 05/01/2038	201,566	216,596
4.01%, 07/01/2040	342,108	361,427
Freddie Mac Reference REMIC
6.00%, 04/15/2036	1,294,373	1,410,559
6.00%, 05/15/2036	1,770,157	1,958,298
Freddie Mac REMICS
6.00%, 01/15/2014	483	483
6.50%, 03/15/2014	43	0
6.50%, 08/15/2016	30,828	32,505
6.00%, 09/15/2016	9,132	9,594
6.00%, 09/15/2016	85,424	90,178
6.00%, 09/15/2016	7,255	7,601
6.00%, 09/15/2016	42,445	44,693
6.00%, 09/15/2016	28,194	29,534
6.00%, 10/15/2016	22,050	23,162
5.50%, 12/15/2016	61,317	64,258
6.00%, 12/15/2016	19,356	20,374
6.00%, 03/15/2017	20,258	21,465
5.00%, 06/15/2017	77,873	81,026
5.50%, 06/15/2017	11,711	12,261
6.00%, 06/15/2017	64,023	67,367

16.37%, 08/15/2017	9,933	11,698
4.00%, 09/15/2017	21,912	22,211
5.50%, 10/15/2017	25,919	27,703
5.00%, 12/15/2017	63,542	67,369
5.50%, 12/15/2017	122,066	130,348
5.00%, 01/15/2018	81,346	83,958
0.00%, 02/15/2018	7,147	7,143
4.50%, 03/15/2018	46,773	1,574
4.50%, 05/15/2018	54,765	57,865
6.50%, 05/15/2018	10,079	10,856
4.50%, 06/15/2018	459,391	485,651
5.94%, 06/15/2018	71,710	6,314
4.50%, 07/15/2018	427,160	451,985
0.00%, 10/15/2018	5,641	5,631
0.00%, 03/15/2019	178,058	173,012
6.50%, 03/15/2019	4,625	552
4.50%, 04/15/2019	6,708	6,924
0.00%, 07/15/2019	3,990	3,982
9.50%, 07/15/2019	2,812	2,970
0.00%, 02/15/2020	668,663	647,601
5.00%, 02/15/2020	132,694	12,656
5.00%, 02/15/2020	199,220	19,473
6.50%, 03/15/2020	15,319	15,283
12.01%, 03/15/2020	67,532	77,434
9.50%, 04/15/2020	1,518	1,683
9.60%, 04/15/2020	2,362	2,678
84.00%, 05/15/2020	21	31
5.00%, 06/15/2020	516,000	563,848
10.00%, 06/15/2020	370	425
7.80%, 09/15/2020	733	794
9.00%, 10/15/2020	1,527	1,664
6.95%, 01/15/2021	4,584	5,056
8.60%, 01/15/2021	18	21
9.50%, 01/15/2021	1,340	1,526
1066.21%, 02/15/2021	2	41
9.00%, 04/15/2021	963	1,140
1.11%, 05/15/2021	959	968

5.00%, 05/15/2021	2,788	2,949
6.75%, 05/15/2021	2,614	2,842
7.00%, 05/15/2021	16,329	18,266
33.46%, 05/15/2021	461	835
44.51%, 05/15/2021	672	1,271
6.00%, 07/15/2021	2,478	2,718
5.50%, 08/15/2021	1,262	1,350
7.00%, 09/15/2021	5,941	6,595
8.50%, 09/15/2021	5,656	6,441
6.74%, 11/15/2021	453,421	486,507
1181.25%, 11/15/2021	6	93
0.00%, 12/15/2021	704,236	702,621
1179.20%, 01/15/2022	63	1,317
5.00%, 03/15/2022	568,000	628,971
7.00%, 03/15/2022	2,937	3,300
6.00%, 05/15/2022	2,056	2,222
7.00%, 05/15/2022	3,912	4,440
7.50%, 08/15/2022	4,022	4,746
8.00%, 08/15/2022	10,084	11,864
1.31%, 09/15/2022	6,641	6,620
5.50%, 10/15/2022	217,354	239,813
4.60%, 12/15/2022	6,925	7,095
5.50%, 12/15/2022	708,418	724,589
5.50%, 12/15/2022	74,387	82,290
5.00%, 01/15/2023	69,932	71,618
1.78%, 02/15/2023	885	898
7.50%, 02/15/2023	60,810	68,807
5.50%, 03/15/2023	146,000	159,004
1.31%, 04/15/2023	35,201	35,087
5.50%, 04/15/2023	147,000	160,762
7.00%, 04/15/2023	50,781	56,648
7.50%, 04/15/2023	10,802	12,244
5.00%, 05/15/2023	57,012	61,457
7.00%, 05/15/2023	6,204	6,866
8.84%, 05/15/2023	25,247	29,099
0.00%, 06/15/2023	12,483	12,457
0.00%, 06/15/2023	9,089	9,070

5.60%, 06/15/2023	117,941	127,208
6.39%, 06/15/2023	84,056	6,494
2.31%, 07/15/2023	22,529	23,438
8.44%, 07/15/2023	13,638	15,344
24.40%, 07/15/2023	4,732	7,705
2.28%, 08/15/2023	1,328	1,362
6.50%, 09/15/2023	154,098	169,703
7.00%, 09/15/2023	47,652	53,818
33.81%, 09/15/2023	19,943	37,099
0.00%, 10/15/2023	113,709	109,403
4.00%, 10/15/2023	774,000	830,724
6.25%, 10/15/2023	28,268	31,110
22.23%, 10/15/2023	5,255	9,035
5.00%, 11/15/2023	516,000	566,295
5.50%, 11/15/2023	188,422	208,114
6.00%, 11/15/2023	60,013	67,388
16.99%, 11/15/2023	26,045	29,053
5.00%, 12/15/2023	83,026	89,665
6.50%, 12/15/2023	103,371	114,394
6.50%, 12/15/2023	31,406	35,077
7.00%, 01/15/2024	24,142	27,577
0.00%, 02/15/2024	28,039	27,628
0.00%, 02/15/2024	5,959	5,026
7.00%, 02/15/2024	1,655	1,793
10.00%, 02/15/2024	2,165	2,835
18.88%, 02/15/2024	2,362	3,479
0.76%, 03/15/2024	4,034	4,055
2.04%, 03/15/2024	1,931	1,997
7.00%, 03/15/2024	20,365	23,236
7.00%, 03/15/2024	112,989	128,001
27.91%, 03/15/2024	13,347	7,999
7.50%, 04/15/2024	76,670	88,337
0.00%, 05/15/2024	15,080	14,485
7.71%, 05/15/2024	36,105	5,815
0.46%, 06/15/2024	206,575	207,218
6.00%, 06/15/2024	71,546	80,241
5.50%, 07/15/2024	8,877	266

7.50%, 08/15/2024	10,888	12,556
4.00%, 12/15/2024	206,000	211,725
5.00%, 12/15/2024	224,592	242,388
32.94%, 04/15/2025	60,434	100,706
4.50%, 06/15/2025	722,000	764,607
16.48%, 08/15/2025	38,468	49,485
27.32%, 10/15/2025	67,145	106,798
3.50%, 01/15/2026	2,000,000	1,990,022
5.00%, 03/15/2026	351,926	383,938
6.50%, 03/15/2026	12,018	13,386
6.50%, 07/15/2026	76,708	85,074
7.50%, 09/15/2026	9,138	10,560
8.00%, 09/15/2026	23,394	26,994
6.50%, 01/15/2027	47,885	53,420
7.50%, 01/15/2027	59,782	68,815
7.50%, 01/15/2027	18,965	21,919
0.86%, 02/15/2027	1,455	1,467
6.00%, 05/15/2027	50,971	57,068
7.25%, 07/15/2027	3,031	3,483
7.50%, 09/15/2027	20,485	22,718
5.50%, 10/15/2027	417,000	444,819
6.50%, 12/15/2027	32,149	36,418
7.00%, 03/15/2028	35,593	8,598
7.50%, 03/15/2028	102,172	117,733
7.50%, 05/15/2028	42,435	48,916
6.50%, 06/15/2028	56,789	63,672
7.00%, 06/15/2028	9,042	10,381
6.00%, 07/15/2028	29,086	30,893
6.25%, 08/15/2028	124,904	126,503
6.50%, 08/15/2028	116,676	131,347
6.00%, 09/15/2028	23,569	25,471
7.00%, 10/15/2028	44,631	9,313
6.00%, 11/15/2028	105,202	116,870
0.00%, 12/15/2028	87,677	87,597
6.00%, 12/15/2028	184,814	208,323
0.76%, 01/15/2029	49,202	49,532
6.00%, 01/15/2029	274,963	302,256

6.00%, 02/15/2029	59,233	65,151
6.25%, 02/15/2029	273,788	302,796
29.81%, 03/15/2029	7,534	13,871
7.00%, 04/15/2029	4,559	1,078
7.00%, 06/15/2029	239,779	275,783
7.50%, 06/15/2029	16,790	3,452
7.00%, 07/15/2029	95,112	107,619
7.00%, 08/15/2029	56,787	64,755
4.00%, 11/15/2029	660,928	83,445
7.50%, 11/15/2029	311	371
8.00%, 11/15/2029	49,428	57,881
7.00%, 01/15/2030	124,996	141,473
8.00%, 01/15/2030	91,809	106,438
8.00%, 01/15/2030	28,549	34,461
8.00%, 03/15/2030	27,086	31,826
5.00%, 04/15/2030	702,000	730,859
8.00%, 04/15/2030	29,881	35,099
7.50%, 05/15/2030	21,843	25,221
13.88%, 05/15/2030	12,330	12,563
7.50%, 08/15/2030	18,046	20,916
7.25%, 09/15/2030	49,989	57,507
7.00%, 10/15/2030	80,142	92,249
7.50%, 10/15/2030	6,133	7,109
7.50%, 10/15/2030	1,457	1,684
7.25%, 12/15/2030	86,280	99,296
7.00%, 03/15/2031	37,677	43,425
6.50%, 05/15/2031	24,093	27,143
7.00%, 06/15/2031	46,865	50,139
8.50%, 06/15/2031	99,829	119,666
6.00%, 07/15/2031	12,339	12,075
7.00%, 07/15/2031	100,152	114,526
6.50%, 08/15/2031	58,902	66,245
6.50%, 08/15/2031	47,175	53,074
6.50%, 08/15/2031	52,397	58,427
6.50%, 08/15/2031	523,876	562,828
6.50%, 10/15/2031	47,158	49,944
5.00%, 01/15/2032	3,002	6

6.50%, 01/15/2032	53,532	57,555
6.50%, 01/15/2032	92,742	99,625
1.06%, 02/15/2032	271,577	275,890
6.38%, 02/15/2032	63,438	68,559
6.50%, 02/15/2032	104,253	112,752
6.50%, 02/15/2032	104,967	112,432
7.84%, 02/15/2032	229,807	41,551
8.49%, 02/15/2032	42,036	9,244
15.78%, 02/15/2032	113,218	154,496
19.08%, 02/15/2032	116,539	173,942
6.50%, 03/15/2032	108,930	122,602
6.50%, 03/15/2032	143,111	161,400
7.00%, 03/15/2032	101,442	116,078
7.00%, 03/15/2032	76,034	87,497
7.79%, 03/15/2032	90,427	16,773
7.84%, 03/15/2032	58,991	11,021
6.50%, 04/15/2032	9,421	9,443
6.50%, 04/15/2032	352,663	395,370
6.50%, 04/15/2032	34,767	39,205
6.50%, 04/15/2032	185,000	200,770
7.00%, 04/15/2032	69,829	78,924
7.00%, 04/15/2032	184,162	205,974
5.50%, 05/15/2032	196,142	207,391
6.50%, 05/15/2032	128,544	144,761
7.00%, 05/15/2032	82,110	93,951
6.50%, 06/15/2032	74,401	83,778
6.50%, 06/15/2032	99,380	111,876
6.50%, 06/15/2032	144,000	156,103
6.50%, 07/15/2032	160,047	178,522
6.50%, 07/15/2032	106,309	119,755
0.00%, 09/15/2032	286,467	224,935
6.00%, 09/15/2032	212,901	234,178
0.00%, 12/15/2032	165,254	161,830
0.00%, 12/15/2032	31,892	30,981
0.00%, 12/15/2032	22,218	19,918
0.91%, 12/15/2032	139,679	140,100
6.00%, 12/15/2032	311,817	346,508

6.00%, 12/15/2032	179,303	199,301
18.22%, 12/15/2032	82,348	119,160
0.00%, 01/15/2033	461,936	461,024
6.00%, 01/15/2033	196,705	218,645
0.00%, 02/15/2033	99,015	98,875
0.00%, 02/15/2033	67,673	67,625
0.00%, 02/15/2033	116,043	115,982
0.00%, 02/15/2033	131,760	131,576
6.00%, 02/15/2033	152,227	165,128
6.00%, 02/15/2033	707,612	786,111
5.50%, 03/15/2033	13,348	13,372
6.00%, 03/15/2033	124,467	137,101
6.50%, 03/15/2033	75,935	15,816
0.51%, 05/15/2033	919,650	926,110
14.56%, 06/15/2033	264,000	336,204
5.00%, 07/15/2033	884,527	975,207
6.71%, 07/15/2033	462	460
12.97%, 07/15/2033	63,677	75,784
3.00%, 08/15/2033	495,000	446,069
14.46%, 09/15/2033	81,291	102,676
7.87%, 10/15/2033	1,084,000	1,163,647
16.15%, 11/15/2033	43,555	56,428
0.76%, 12/15/2033	516,000	516,994
5.50%, 12/15/2033	307,553	326,397
5.50%, 12/15/2033	32,120	32,562
5.00%, 01/15/2034	949,000	1,022,706
5.50%, 02/15/2034	95,745	102,248
6.00%, 05/15/2034	585,000	649,223
23.91%, 06/15/2034	245,736	359,961
0.00%, 07/15/2034	452,924	411,745
2.38%, 07/15/2034	162,215	155,462
0.53%, 10/15/2034	367,562	367,950
4.00%, 11/15/2034	1,318,271	135,869
0.00%, 01/15/2035	23,343	23,316
0.00%, 02/15/2035	109,957	92,766
27.46%, 02/15/2035	122,816	203,173
0.00%, 04/15/2035	208,903	194,193

0.54%, 04/15/2035	450,103	450,911
6.00%, 04/15/2035	1,057,000	1,180,769
0.56%, 05/15/2035	197,613	197,096
0.46%, 06/15/2035	188,446	188,282
16.62%, 06/15/2035	58,573	69,847
0.00%, 08/15/2035	10,885	8,244
0.96%, 08/15/2035	241,796	244,310
4.00%, 08/15/2035	729,633	29,000
6.00%, 08/15/2035	263,909	274,877
0.00%, 09/15/2035	117,136	107,640
6.00%, 09/15/2035	502,066	523,918
5.75%, 10/15/2035	52,281	54,421
19.47%, 11/15/2035	116,355	162,053
0.00%, 01/15/2036	178,004	176,861
6.00%, 01/15/2036	520,849	575,091
23.98%, 01/15/2036	44,083	66,948
0.00%, 02/15/2036	150,998	146,346
0.00%, 02/15/2036	81,778	72,882
0.00%, 02/15/2036	95,141	87,023
0.00%, 02/15/2036	470,518	450,357
0.00%, 03/15/2036	270,006	258,959
0.00%, 03/15/2036	28,979	26,509
0.00%, 03/15/2036	290,109	277,411
6.00%, 03/15/2036	1,778	1,721
0.00%, 04/15/2036	568,807	519,736
0.00%, 04/15/2036	310,021	283,275
0.00%, 04/15/2036	153,196	140,448
0.00%, 04/15/2036	547,348	520,634
6.00%, 04/15/2036	2,808,856	3,088,348
6.00%, 04/15/2036	282,311	311,970
6.00%, 04/15/2036	330,976	58,929
0.00%, 05/15/2036	14,467	10,322
0.00%, 05/15/2036	196,860	178,494
0.00%, 05/15/2036	45,746	40,674
0.00%, 05/15/2036	100,611	92,308
0.61%, 05/15/2036	1,729,331	1,733,561
0.66%, 05/15/2036	1,227,694	1,228,343

0.00%, 06/15/2036	442,167	403,125
6.00%, 06/15/2036	516,000	550,292
6.00%, 06/15/2036	67,218	73,987
19.22%, 06/15/2036	101,541	137,294
0.00%, 07/15/2036	101,892	93,581
6.50%, 07/15/2036	336,495	379,824
6.50%, 07/15/2036	440,836	507,025
6.94%, 07/15/2036	58,595	10,839
0.00%, 08/15/2036	136,736	125,794
5.50%, 08/15/2036	699,916	753,115
5.50%, 08/15/2036	249,560	270,484
6.49%, 08/15/2036	1,797,725	306,388
0.00%, 09/15/2036	84,316	78,921
0.00%, 09/15/2036	56,893	53,135
0.00%, 10/15/2036	158,136	145,449
6.54%, 10/15/2036	179,525	28,401
7.50%, 11/15/2036	2,580,518	2,955,983
0.00%, 12/15/2036	74,291	68,162
7.00%, 12/15/2036	6,080,354	7,253,620
7.50%, 12/15/2036	2,416,002	2,929,665
0.00%, 01/15/2037	65,248	59,910
5.98%, 01/15/2037	116,946	18,252
0.00%, 02/15/2037	170,446	157,263
0.00%, 02/15/2037	45,242	41,745
0.60%, 02/15/2037	194,047	194,054
4.50%, 02/15/2037	1,332,428	1,420,259
6.00%, 02/15/2037	350,931	378,904
0.00%, 03/15/2037	96,472	86,838
6.29%, 03/15/2037	227,286	29,630
9.00%, 03/15/2037	31,582	31,897
0.00%, 04/15/2037	94,880	87,249
6.00%, 04/15/2037	249,147	273,951
0.00%, 05/15/2037	724,828	671,443
0.00%, 05/15/2037	10,892	9,961
0.00%, 05/15/2037	163,132	149,883
6.00%, 05/15/2037	710,974	786,922
0.00%, 06/15/2037	90,073	83,586

0.00%, 06/15/2037	56,763	52,669
0.00%, 07/15/2037	493,514	456,448
0.57%, 07/15/2037	3,427,793	3,408,542
4.50%, 07/15/2037	3,343,643	390,088
5.50%, 07/15/2037	48,675	3,484
6.44%, 07/15/2037	178,993	27,052
4.00%, 08/15/2037	2,388,818	296,786
0.00%, 09/15/2037	99,218	91,285
0.76%, 09/15/2037	64,469	64,772
4.00%, 10/15/2037	1,597,305	190,301
4.00%, 10/15/2037	1,211,738	131,548
6.26%, 11/15/2037	992,934	130,787
6.29%, 11/15/2037	601,086	84,205
5.84%, 01/15/2038	1,131,928	122,276
17.05%, 02/15/2038	55,261	69,841
5.50%, 03/15/2038	568,000	617,421
6.64%, 04/15/2038	402,318	63,192
5.50%, 05/15/2038	542,888	591,419
6.00%, 06/15/2038	860,302	976,270
6.00%, 06/15/2038	97,020	106,903
6.04%, 06/15/2038	398,030	61,748
5.69%, 08/15/2038	792,455	102,046
5.72%, 10/15/2038	404,065	442,815
5.50%, 01/15/2039	660,470	720,649
5.84%, 01/15/2039	452,309	49,674
2.10%, 02/15/2039	215,921	221,446
5.84%, 02/15/2039	437,898	48,385
0.56%, 04/15/2039	1,133,515	1,129,364
0.61%, 05/15/2039	1,637,800	1,641,842
5.94%, 05/15/2039	351,965	50,718
6.14%, 05/15/2039	486,856	65,106
1.36%, 07/15/2039	367,941	372,968
4.50%, 07/15/2039	1,913,929	2,069,970
0.61%, 08/15/2039	547,919	549,344
3.50%, 08/15/2039	1,213,618	1,248,040
0.00%, 10/15/2039	335,161	309,023
5.00%, 10/15/2039	1,162,347	217,161

6.09%, 12/15/2039	624,360	82,958
0.00%, 01/15/2040	385,399	354,328
2.10%, 01/15/2040	3,714,241	221,869
16.97%, 02/15/2040	475,000	672,743
0.66%, 10/15/2040	582,998	586,316
5.84%, 10/15/2040	1,818,281	310,172
5.84%, 10/15/2040	1,666,366	266,608
5.00%, 05/15/2041	965,801	990,162
5.50%, 05/15/2041	2,059,261	2,162,086
5.50%, 05/15/2041	852,958	888,976
0.56%, 10/15/2041	2,100,672	2,104,250
4.00%, 11/15/2041	2,181,644	2,259,481
4.00%, 12/15/2041	918,369	928,014
0.66%, 03/15/2042	1,774,463	1,770,630
0.66%, 07/15/2042	940,961	938,023
3.00%, 06/15/2043	206,000	172,992
4.50%, 09/15/2043	1,000,000	988,538
7.19%, 11/15/2046	2,353,017	2,828,105
Freddie Mac Strips
4.50%, 11/15/2020	267,065	21,434
4.50%, 12/15/2020	172,159	13,991
9.00%, 04/01/2022	352	81
0.00%, 04/01/2028	225,306	206,904
5.00%, 09/15/2035	431,189	73,849
5.00%, 09/15/2035	825,164	159,020
5.00%, 09/15/2035	520,299	100,866
7.54%, 08/15/2036	1,861,619	355,162
0.71%, 07/15/2042	4,505,684	4,488,683
3.50%, 07/15/2042	11,234,206	11,241,329
0.66%, 08/15/2042	4,117,657	4,106,365
0.66%, 08/15/2042	1,461,221	1,443,266
0.66%, 08/15/2042	1,263,434	1,258,475
0.61%, 09/15/2042	3,275,204	3,250,529
0.66%, 10/15/2042	1,591,316	1,577,821
3.00%, 01/15/2043	980,982	955,185
0.00%, 09/15/2043	1,579,116	1,079,904

Freedom Trust 2011-4
5.00%, 03/25/2037	444,869	448,387
GE Capital Commercial Mortgage Corp
5.31%, 11/10/2045	5,673,792	6,030,049
4.83%, 06/10/2048	1,187,000	1,231,710
4.85%, 06/10/2048	1,115,000	1,145,940
Ginnie Mae
4.00%, 01/15/2042	25,000,000	25,993,165
4.50%, 01/15/2042	25,000,000	26,728,515
3.00%, 01/15/2043	3,000,000	2,898,516
Ginnie Mae I pool
8.00%, 01/15/2016	8,731	8,973
9.00%, 08/15/2016	67	71
9.00%, 12/15/2016	247	258
9.00%, 03/15/2017	96	96
6.50%, 06/15/2017	9,320	9,809
6.00%, 10/15/2017	8,115	8,476
8.50%, 11/15/2017	1,592	1,681
12.00%, 11/15/2019	494	498
9.00%, 02/15/2020	113	113
9.50%, 09/15/2020	21	22
8.00%, 07/15/2022	166	167
8.00%, 09/15/2022	2,828	3,110
7.50%, 11/15/2022	1,712	1,891
7.50%, 03/15/2023	373	414
7.00%, 08/15/2023	862	948
7.00%, 09/15/2023	25,527	28,168
7.00%, 11/15/2023	2,040	2,359
6.50%, 01/15/2024	10,057	11,220
7.00%, 02/15/2024	20,960	22,982
9.50%, 10/15/2024	210,423	238,696
9.00%, 11/15/2024	3,132	3,411
9.50%, 12/15/2025	6,597	7,248
7.50%, 11/15/2026	1,491	1,562
7.50%, 07/15/2027	5,107	5,788
6.50%, 03/15/2028	12,777	14,257
7.50%, 07/15/2028	2,564	2,813
8.00%, 08/15/2028	2,113	2,149

6.50%, 09/15/2028	36,491	40,715
7.50%, 09/15/2028	8,152	9,245
6.50%, 10/15/2028	2,317	2,586
6.00%, 11/15/2028	20,465	22,884
7.00%, 09/15/2031	197,021	231,320
7.50%, 11/15/2031	4,187	4,370
6.50%, 01/15/2032	187,075	211,386
6.50%, 07/15/2032	4,215	4,704
6.50%, 02/15/2033	26,018	29,038
7.00%, 02/15/2033	9,489	10,698
5.50%, 04/15/2033	524,571	598,832
6.50%, 04/15/2033	18,324	20,451
5.50%, 06/15/2033	12,800	14,171
7.00%, 06/15/2033	39,789	46,375
5.50%, 12/15/2033	37,196	41,289
5.50%, 07/15/2034	12,031	13,339
5.50%, 09/15/2034	32,716	36,174
7.00%, 06/15/2035	566,640	665,320
6.50%, 12/15/2035	187,409	212,582
7.00%, 04/15/2037	48,550	55,149
7.50%, 10/15/2037	145,519	164,984
3.50%, 04/15/2043	8,612,111	8,694,794
3.50%, 06/15/2043	3,455,582	3,488,758
Ginnie Mae II pool
8.50%, 03/20/2025	608	694
8.50%, 04/20/2025	5,156	5,938
8.50%, 05/20/2025	8,290	9,527
8.00%, 12/20/2025	1,464	1,685
8.00%, 06/20/2026	3,141	3,765
8.00%, 08/20/2026	2,339	2,710
8.00%, 09/20/2026	3,036	3,616
8.00%, 11/20/2026	2,685	3,223
8.00%, 10/20/2027	5,477	6,458
8.00%, 11/20/2027	5,369	6,461
8.00%, 12/20/2027	2,370	2,740
7.50%, 02/20/2028	3,869	4,581
6.00%, 03/20/2028	18,108	20,166

8.00%, 06/20/2028	901	952
8.00%, 08/20/2028	293	336
7.50%, 09/20/2028	11,409	13,528
8.00%, 09/20/2028	2,085	2,385
6.50%, 07/20/2029	212,843	243,753
6.00%, 11/20/2033	14,326	16,254
7.00%, 08/20/2038	105,337	119,860
6.00%, 09/20/2038	2,143,374	2,413,417
6.00%, 11/20/2038	27,219	28,721
6.00%, 08/20/2039	952,863	1,073,075
5.50%, 09/20/2039	507,994	562,423
5.00%, 07/20/2040	821,219	899,411
4.00%, 10/20/2040	7,944,058	8,274,449
4.50%, 01/20/2041	11,636,583	12,492,277
4.50%, 06/20/2041	22,614,934	24,216,275
4.00%, 06/20/2042	2,184,071	2,274,893
3.00%, 08/20/2042	11,916,134	11,537,821
3.50%, 09/20/2042	1,392,835	1,407,303
3.50%, 10/20/2042	14,849,847	15,004,086
4.00%, 08/20/2043	9,875,452	10,282,282
4.46%, 05/20/2063	526,500	573,351
GMAC Commercial Mortgage Securities Inc Series 2006-C1 Trust
5.24%, 11/10/2045	1,445,000	1,518,238
GMACM Mortgage Loan Trust 2003-AR1
2.97%, 10/19/2033	822,019	833,408
GMACM Mortgage Loan Trust 2003-AR2
2.86%, 12/19/2033	575,301	572,427
GMACM Mortgage Loan Trust 2003-J7
5.00%, 11/25/2033	550,319	559,926
5.50%, 11/25/2033	47,344	48,784
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	28,959	30,027
GMACM Mortgage Loan Trust 2004-J5
6.50%, 01/25/2035	386,943	411,754
GMACM Mortgage Loan Trust 2004-J6
5.00%, 01/25/2020	163,795	168,571

GMACM Mortgage Loan Trust 2005-AR3
2.97%, 06/19/2035	479,011	459,029
Government National Mortgage Association
6.00%, 04/20/2020	864,887	922,531
5.50%, 05/16/2020	281,578	287,339
5.50%, 11/20/2020	504,927	557,503
11.05%, 12/16/2022	2,297	2,522
5.00%, 04/16/2023	619,000	690,597
6.50%, 10/16/2024	329,863	382,071
6.50%, 04/20/2028	97,136	110,704
6.00%, 02/20/2029	287,876	320,941
6.50%, 04/20/2029	291,068	328,160
8.44%, 08/16/2029	24,503	5,172
9.20%, 09/16/2029	2,375	2,721
8.00%, 11/16/2029	62,750	74,555
7.50%, 11/20/2029	33,175	38,737
8.50%, 12/16/2029	343,496	408,048
7.50%, 12/20/2029	29,211	34,146
8.00%, 12/20/2029	55,516	65,981
7.50%, 02/16/2030	22,891	23,326
8.50%, 02/16/2030	337,353	405,755
38.66%, 02/16/2030	38,234	70,938
9.00%, 03/16/2030	305,131	367,347
7.34%, 04/16/2030	301,902	54,205
8.00%, 06/20/2030	28,526	34,286
9.00%, 10/20/2030	44,624	51,647
9.00%, 11/16/2030	3,987	904
9.00%, 11/20/2030	25,636	27,291
8.54%, 01/16/2031	16,799	3,934
8.39%, 03/16/2031	19,144	4,331
20.60%, 03/17/2031	152,540	223,834
6.50%, 03/20/2031	67,680	76,383
31.82%, 04/20/2031	10,797	21,953
0.00%, 05/20/2031	34,187	34,104
7.89%, 08/16/2031	25,633	6,066
8.09%, 08/16/2031	32,068	7,139
7.04%, 09/20/2031	11,857	131
6.50%, 11/20/2031	464,000	538,736

6.50%, 12/20/2031	209,646	241,552
7.23%, 01/16/2032	34,235	7,624
6.50%, 01/20/2032	56,452	63,699
0.00%, 02/20/2032	25,648	25,607
0.51%, 03/20/2032	147,774	148,101
7.79%, 04/16/2032	136,311	29,581
11.69%, 04/16/2032	11,861	14,665
9.00%, 06/16/2032	4,767	5,429
6.50%, 06/20/2032	521,221	593,651
6.50%, 06/20/2032	133,034	151,595
6.50%, 07/16/2032	155,039	177,423
6.00%, 07/20/2032	57,681	65,144
6.50%, 07/20/2032	262,423	299,041
6.50%, 07/20/2032	179,185	199,509
7.54%, 08/20/2032	90,209	9,416
6.79%, 10/20/2032	865,276	74,090
14.41%, 11/17/2032	46,163	58,549
6.00%, 11/20/2032	146,000	166,124
0.00%, 12/20/2032	359,322	336,390
13.19%, 12/20/2032	39,739	42,330
19.23%, 12/20/2032	105,812	121,252
5.50%, 01/16/2033	660,519	722,531
0.00%, 01/17/2033	18,146	17,990
6.50%, 01/20/2033	303,489	344,456
7.54%, 02/16/2033	147,964	28,563
0.00%, 02/17/2033	134,298	123,648
7.54%, 02/20/2033	60,200	12,346
0.00%, 03/16/2033	22,502	18,808
7.49%, 03/17/2033	50,403	54,205
6.50%, 03/20/2033	166,317	188,453
6.50%, 03/20/2033	326,000	374,345
5.50%, 04/20/2033	639,022	707,034
6.50%, 05/20/2033	116,000	134,224
0.00%, 06/16/2033	1,569	1,568
0.00%, 06/16/2033	101,098	86,039
6.00%, 09/16/2033	374,619	416,387
0.00%, 10/20/2033	16,191	13,584

5.83%, 10/20/2033	375,485	423,304
6.39%, 11/16/2033	234,948	44,741
6.59%, 11/20/2033	362,359	59,270
6.39%, 12/16/2033	196,098	36,249
5.34%, 02/20/2034	568,106	75,189
6.34%, 03/16/2034	277,219	28,893
19.23%, 04/16/2034	81,785	113,517
16.37%, 05/18/2034	166,580	194,115
0.00%, 06/20/2034	203,532	176,802
6.00%, 06/20/2034	655,096	730,929
6.54%, 07/20/2034	868,199	168,215
14.53%, 08/17/2034	109,504	133,807
5.74%, 08/20/2034	201,556	222,786
6.39%, 09/16/2034	653,922	108,252
7.00%, 09/20/2034	97,553	106,348
28.69%, 09/20/2034	97,553	163,562
13.91%, 10/16/2034	44,683	52,520
23.80%, 10/16/2034	66,495	103,588
5.94%, 10/20/2034	1,191,416	173,285
11.89%, 10/20/2034	69,193	79,910
5.92%, 11/20/2034	573,177	82,227
5.94%, 01/20/2035	553,118	77,231
6.59%, 01/20/2035	835,250	164,115
16.05%, 06/17/2035	432,436	557,006
6.64%, 06/20/2035	464,162	474,982
5.50%, 07/20/2035	89,383	13,725
20.30%, 08/16/2035	37,601	54,360
0.00%, 08/20/2035	463,898	388,847
22.14%, 08/20/2035	3,093	4,432
5.50%, 09/20/2035	323,950	361,913
6.14%, 09/20/2035	1,823,045	287,006
0.00%, 10/20/2035	92,584	80,046
0.00%, 11/20/2035	154,223	133,679
6.00%, 12/20/2035	161,174	26,408
5.75%, 02/20/2036	168,246	186,798
0.00%, 03/20/2036	153,550	130,081
0.00%, 05/20/2036	213,456	184,357

6.34%, 06/20/2036	40,453	5,723
0.00%, 07/20/2036	32,388	27,930
6.50%, 07/20/2036	667,961	770,429
6.54%, 07/20/2036	365,268	42,815
6.50%, 08/20/2036	696,535	801,978
5.56%, 10/20/2036	230,745	256,006
6.54%, 10/20/2036	294,275	53,250
6.64%, 11/20/2036	517,228	96,500
5.96%, 02/20/2037	139,177	151,276
6.00%, 02/20/2037	36,455	2,004
0.00%, 03/20/2037	639,117	573,999
6.04%, 03/20/2037	448,111	67,354
6.35%, 03/20/2037	741,111	124,262
0.00%, 04/16/2037	254,583	214,516
0.36%, 04/16/2037	1,182,433	1,181,733
6.65%, 04/16/2037	656,105	105,605
6.04%, 04/20/2037	288,217	43,200
6.12%, 04/20/2037	286,208	319,405
0.46%, 05/16/2037	168,064	168,185
0.00%, 05/20/2037	50,772	43,699
6.04%, 05/20/2037	644,545	96,951
6.04%, 05/20/2037	522,331	80,860
6.04%, 05/20/2037	1,462,681	220,410
0.00%, 06/16/2037	708,910	596,399
0.00%, 06/16/2037	103,041	86,313
6.31%, 06/16/2037	441,848	73,167
6.09%, 06/20/2037	507,643	77,385
6.48%, 07/20/2037	640,371	107,871
6.52%, 07/20/2037	694,500	126,154
6.59%, 07/20/2037	450,266	83,210
6.59%, 07/20/2037	1,095,577	201,913
6.62%, 08/20/2037	189,562	35,477
0.00%, 09/20/2037	142,186	128,476
6.39%, 09/20/2037	408,709	69,190
19.73%, 09/20/2037	133,392	188,690
5.50%, 10/16/2037	840,236	108,604
6.34%, 10/20/2037	548,519	70,927

13.09%, 10/20/2037	78,091	93,383
0.00%, 11/16/2037	819,526	705,922
6.38%, 11/16/2037	410,348	65,857
5.50%, 11/20/2037	54,942	58,623
5.84%, 11/20/2037	522,678	76,616
6.34%, 11/20/2037	1,017,954	170,176
6.35%, 11/20/2037	559,552	83,857
6.39%, 11/20/2037	473,500	79,968
19.48%, 11/20/2037	56,334	78,534
6.37%, 12/20/2037	597,637	99,847
6.39%, 12/20/2037	770,713	129,218
0.00%, 01/20/2038	37,098	31,880
0.00%, 01/20/2038	128,732	123,450
5.50%, 02/20/2038	137,670	21,103
5.84%, 02/20/2038	4,063,557	610,754
6.74%, 03/20/2038	365,171	55,368
7.54%, 04/16/2038	221,931	37,463
6.14%, 04/20/2038	694,498	102,421
6.24%, 05/16/2038	1,761,876	304,801
6.18%, 05/20/2038	547,768	82,491
6.00%, 06/20/2038	361,000	402,921
6.04%, 06/20/2038	197,221	29,841
5.75%, 07/20/2038	845,072	932,345
5.99%, 07/20/2038	729,101	108,682
5.58%, 08/20/2038	864,886	928,079
5.84%, 08/20/2038	271,764	40,102
5.74%, 09/20/2038	808,495	101,745
6.04%, 09/20/2038	1,569,764	227,154
7.44%, 09/20/2038	354,971	59,602
6.09%, 11/20/2038	481,249	534,539
6.24%, 12/16/2038	424,010	56,517
5.54%, 12/20/2038	782,786	101,339
5.83%, 12/20/2038	1,592,375	1,727,641
5.84%, 12/20/2038	455,416	65,558
6.00%, 12/20/2038	280,208	40,881
7.14%, 12/20/2038	1,505,555	243,267
5.94%, 02/16/2039	495,904	68,373

5.99%, 02/16/2039	579,891	87,335
5.79%, 02/20/2039	721,365	103,638
5.88%, 02/20/2039	432,469	63,171
6.14%, 03/20/2039	524,844	65,747
6.14%, 03/20/2039	806,018	113,937
6.19%, 03/20/2039	669,646	77,519
6.50%, 03/20/2039	211,437	45,109
6.50%, 03/20/2039	442,880	96,517
6.11%, 04/20/2039	1,328,095	189,479
5.50%, 05/20/2039	168,680	25,636
6.00%, 05/20/2039	212,676	33,770
6.24%, 06/16/2039	2,121,105	281,629
5.79%, 06/20/2039	698,343	102,125
5.92%, 06/20/2039	1,017,119	139,056
5.94%, 07/16/2039	1,287,127	182,315
6.09%, 08/16/2039	978,408	154,288
7.00%, 08/16/2039	311,222	363,165
5.94%, 08/20/2039	623,784	84,028
5.50%, 09/20/2039	317,000	341,977
5.93%, 09/20/2039	1,552,599	209,044
6.24%, 11/16/2039	1,255,235	222,269
6.00%, 12/20/2039	1,333,185	1,418,005
5.24%, 06/20/2040	342,330	379,083
5.52%, 07/20/2040	690,756	748,220
7.00%, 10/16/2040	1,475,290	1,719,760
0.00%, 12/20/2040	1,811,074	1,441,784
6.44%, 05/20/2041	1,077,294	200,075
4.66%, 09/20/2041	910,916	952,370
4.54%, 11/16/2041	948,561	1,003,177
3.76%, 01/20/2042	902,135	915,241
3.97%, 09/16/2042	639,304	645,787
4.70%, 11/20/2042	474,505	498,839
4.51%, 04/20/2043	474,305	503,767
0.62%, 11/20/2059	2,561,063	2,565,655
0.65%, 01/20/2060	1,470,175	1,474,414
0.62%, 03/20/2060	1,878,458	1,881,894
0.60%, 04/20/2060	3,691,537	3,697,890

5.24%, 07/20/2060	2,764,616	3,108,341
0.47%, 08/20/2060	1,090,760	1,089,790
0.64%, 01/20/2061	4,523,853	4,506,233
0.82%, 05/20/2061	4,078,670	4,084,306
0.87%, 05/20/2061	3,999,131	4,010,348
0.72%, 10/20/2061	1,953,577	1,950,445
0.72%, 12/20/2061	9,361,551	9,340,413
0.72%, 04/20/2062	731,593	730,371
0.62%, 05/20/2062	1,883,472	1,887,069
2.00%, 06/20/2062	403,156	402,388
0.72%, 07/20/2062	2,923,161	2,918,805
0.75%, 09/20/2062	4,883,380	4,879,649
0.76%, 09/20/2062	1,298,099	1,297,687
0.67%, 10/20/2062	1,483,195	1,479,306
0.77%, 10/20/2062	571,579	571,520
0.47%, 11/20/2062	510,342	509,904
0.51%, 12/20/2062	3,987,063	3,941,180
0.49%, 01/20/2063	1,711,413	1,687,292
0.67%, 01/20/2063	1,566,685	1,562,216
1.65%, 01/20/2063	3,513,758	3,418,879
0.59%, 02/20/2063	447,288	442,619
0.62%, 02/20/2063	2,163,421	2,146,981
1.65%, 02/20/2063	4,595,219	4,465,620
0.58%, 03/20/2063	1,504,581	1,489,740
0.64%, 03/20/2063	501,362	498,057
1.75%, 03/20/2063	1,130,097	1,101,089
1.65%, 04/20/2063	1,451,202	1,408,654
GS Mortgage Securities Corp II
2.71%, 12/10/2027 (Acquired 10/28/2013, Cost $1,410,010) (a)	1,413,632	1,389,839
2.77%, 11/10/2045	10,451,562	9,727,405
GS Mortgage Securities Corp II Series 2004-GG2
5.40%, 08/10/2038	887,901	896,795
GS Mortgage Securities Corp Trust 2012-SHOP
1.30%, 06/05/2031 (Acquired 10/28/2013, Cost $516,108) (a)	7,793,000	507,979
GS Mortgage Securities Corp Trust 2013-NYC5
2.32%, 01/10/2030 (Acquired 10/28/2013, Cost $509,097) (a)	505,000	505,207

GS Mortgage Securities Trust 2006-GG6
5.55%, 04/10/2038	1,773,000	1,909,175
GS Mortgage Securities Trust 2006-GG8
0.58%, 11/10/2039 (Acquired 10/28/2013, Cost $195,905) (a)	13,951,830	188,657
GSMPS Mortgage Loan Trust 2004-4
0.56%, 06/25/2034 (Acquired 10/28/2013, Cost $93,179) (a)	106,351	92,905
GSMPS Mortgage Loan Trust 2005-RP2
0.51%, 03/25/2035 (Acquired 10/28/2013, Cost $165,220) (a)	194,254	164,667
GSMPS Mortgage Loan Trust 2005-RP3
0.51%, 09/25/2035 (Acquired 10/28/2013, Cost $976,133) (a)	1,171,628	972,215
4.89%, 09/25/2035 (Acquired 10/28/2013, Cost $125,303) (a)	863,800	123,403
GSMS Trust 2009-RR1
5.37%, 05/17/2045 (Acquired 10/28/2013, Cost $624,110) (a)	568,000	620,222
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	79,095	82,362
GSR Mortgage Loan Trust 2003-6F
0.56%, 09/25/2032	41,421	39,203
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	119,043	117,615
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	315,093	330,162
6.50%, 05/25/2034	170,627	180,674
GSR Mortgage Loan Trust 2005-5F
0.66%, 06/25/2035	137,851	129,815
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	534,562	544,440
GSR Mortgage Loan Trust 2005-AR6
2.66%, 09/25/2035	36,208	35,652
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	292,598	281,366
6.00%, 02/25/2036	954,581	864,292
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	938,489	915,144
Impac CMB Trust Series 2004-4
4.62%, 09/25/2034	19,799	19,448
Impac CMB Trust Series 2005-4
0.46%, 05/25/2035	311,095	311,354

Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	160,371	168,796
0.96%, 11/25/2034	9,053	8,695
Impac Secured Assets Trust 2006-1
0.51%, 05/25/2036	824,850	812,874
Impac Secured Assets Trust 2006-2
0.51%, 08/25/2036	1,447,727	1,403,737
IndyMac INDX Mortgage Loan Trust 2005-AR11
0.00%, 08/25/2035	2,186,064	2,733
Jefferies Resecuritization Trust 2011-R2
4.50%, 10/26/2036	535,617	555,725
JP Morgan Alternative Loan Trust
2.62%, 03/25/2036	76,662	60,015
JP Morgan Chase Commercial Mortgage Securities Corp
4.40%, 01/12/2039	227,795	227,833
JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9
5.58%, 06/12/2041	539,022	548,362
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.13%, 08/12/2037 (Acquired 10/28/2013, Cost $106,037) (a)	55,382,615	98,692
5.39%, 08/12/2037	531,000	555,853
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC12
4.90%, 09/12/2037	5,265,736	5,514,610
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.13%, 12/15/2044 (Acquired 10/28/2013, Cost $126,196) (a)	59,130,571	114,832
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.25%, 06/12/2043	38,778,157	238,098
5.81%, 06/12/2043	194,137	209,448
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16
5.55%, 05/12/2045	220,881	239,927
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.40%, 05/15/2045	165,000	179,758
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
0.32%, 05/15/2047	372,459	372,337
5.34%, 05/15/2047	413,000	416,749
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	155,000	170,103
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.07%, 02/15/2051	37,094,865	110,135

JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	5,752,087	5,381,141
JP Morgan Mortgage Trust 2004-A3
2.75%, 07/25/2034	108,501	110,425
JP Morgan Mortgage Trust 2004-A4
2.77%, 09/25/2034	195,211	197,256
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	102,995	106,033
JP Morgan Mortgage Trust 2005-A1
3.71%, 02/25/2035	395,826	398,011
JP Morgan Mortgage Trust 2005-A4
5.24%, 07/25/2035	597,787	609,883
JP Morgan Mortgage Trust 2006-A2
2.55%, 11/25/2033	1,445,853	1,455,140
2.73%, 08/25/2034	2,480,746	2,474,673
JP Morgan Mortgage Trust 2006-A3
2.72%, 08/25/2034	357,233	355,986
JP Morgan Mortgage Trust 2006-A7
2.53%, 01/25/2037	80,502	70,967
2.53%, 01/25/2037	322,205	282,096
JP Morgan Mortgage Trust 2007-A1
2.75%, 07/25/2035	257,097	257,838
2.75%, 07/25/2035	102,889	103,248
JP Morgan Mortgage Trust 2007-A2
2.68%, 04/25/2037	659,782	559,505
JP Morgan Resecuritization Trust Series 2009-6
2.70%, 09/26/2036 (Acquired 10/28/2013, Cost $352,469) (a)	348,775	351,925
JP Morgan Resecuritization Trust Series 2010-4
1.87%, 08/26/2035 (Acquired 10/28/2013, Cost $317,007) (a)	317,551	317,028
JPMBB Commercial Mortgage Securities Trust
3.93%, 01/15/2047	15,000,000	14,997,428
KGS-Alpha SBA COOF Trust
0.60%, 05/25/2039	9,076,032	218,392
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (Acquired 10/28/2013, Cost $971,731) (a)	1,027,000	936,515
LB-UBS Commercial Mortgage Trust 2004-C2
4.37%, 03/15/2036	267,242	267,691

LB-UBS Commercial Mortgage Trust 2006-C1
5.16%, 02/15/2031	516,000	551,107
LB-UBS Commercial Mortgage Trust 2006-C4
5.84%, 06/15/2038	150,073	163,228
LB-UBS Commercial Mortgage Trust 2007-C1
5.46%, 02/15/2040	490,000	539,176
LB-UBS Commercial Mortgage Trust 2007-C2
0.54%, 02/15/2040	13,505,304	228,375
5.43%, 02/15/2040	633,304	697,651
Lehman Mortgage Trust 2006-2
6.26%, 04/25/2036	151,467	143,563
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	142,141	121,097
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	739,678	676,241
LVII Resecuritization Trust 2009-2
5.29%, 09/27/2037 (Acquired 10/28/2013, Cost $1,342,779) (a)	1,296,000	1,335,198
LVII Resecuritization Trust 2009-3
5.74%, 11/27/2037 (Acquired 10/28/2013, Cost $845,874) (a)	826,000	843,773
5.74%, 11/27/2037 (Acquired 10/28/2013, Cost $1,063,021) (a)	1,032,000	1,059,142
MASTR Adjustable Rate Mortgages Trust 2004-13
2.65%, 04/21/2034	659,026	674,964
MASTR Adjustable Rate Mortgages Trust 2004-15
2.89%, 12/25/2034	68,963	67,180
MASTR Adjustable Rate Mortgages Trust 2004-3
2.35%, 04/25/2034	129,051	125,655
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	64,460	66,668
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	235,350	249,340
6.00%, 01/25/2034	41,712	42,834
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	81,514	83,245
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	44,864	45,774
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	5,030	5,191

MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	401,425	415,888
6.25%, 04/25/2034	129,612	134,063
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	67,028	68,785
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034	74,814	65,621
6.00%, 07/25/2034	42,920	44,045
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034	66,935	51,676
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	177,511	184,793
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	168,882	165,540
MASTR Asset Securitization Trust
4.50%, 12/25/2018	16,313	16,652
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033	18,943	16,475
5.00%, 12/25/2033	51,893	52,986
MASTR Asset Securitization Trust 2003-2
4.50%, 03/25/2018	16,082	16,095
4.50%, 03/25/2018	51,053	51,094
5.00%, 03/25/2018	25,896	26,083
MASTR Asset Securitization Trust 2003-8
5.50%, 09/25/2033	17,176	17,845
MASTR Asset Securitization Trust 2003-9
0.00%, 10/25/2018	29,127	27,110
5.50%, 10/25/2033	31,277	31,867
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034	15,217	12,905
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	3,260	3,344
5.25%, 12/26/2033	327,114	333,406
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019	19,278	17,879
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019	10,026	9,316
4.75%, 08/25/2019	45,922	47,132

MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	61,998	63,961
MASTR Reperforming Loan Trust 2005-2
0.51%, 05/25/2035 (Acquired 10/28/2013, Cost $1,343,067) (a)	1,581,916	1,332,177
MASTR Reperforming Loan Trust 2006-2
4.88%, 05/25/2036 (Acquired 10/28/2013, Cost $176,026) (a)	189,471	180,496
Mastr Resecuritization Trust 2005-PO
0.00%, 05/28/2035 (Acquired 10/28/2013, Cost $196,564) (a)	242,187	193,749
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.29%, 06/25/2037	443,672	432,194
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.36%, 08/25/2033	157,455	157,850
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
0.78%, 10/25/2028	327,140	316,421
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
0.80%, 10/25/2028	379,376	375,053
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.14%, 12/25/2034	307,865	306,403
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.62%, 04/25/2029	147,844	138,575
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
0.95%, 07/25/2029	338,542	333,849
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.51%, 08/25/2034	268,092	272,433
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.53%, 02/25/2035	516,548	507,820
Merrill Lynch Mortgage Trust 2005-CIP1
5.05%, 07/12/2038	5,155,000	5,439,443
Merrill Lynch Mortgage Trust 2005-LC1
5.29%, 01/12/2044	242,694	259,122
5.37%, 01/12/2044	343,000	367,590
Merrill Lynch Mortgage Trust 2005-MCP1
4.67%, 06/12/2043	131,918	132,587
Merrill Lynch Mortgage Trust 2006-C1
5.69%, 05/12/2039	227,000	246,563

ML Trust XLVII
8.99%, 10/20/2020	5,069	5,536
ML-CFC Commercial Mortgage Trust 2006-1
5.47%, 02/12/2039	507,893	544,385
ML-CFC Commercial Mortgage Trust 2006-3
5.41%, 07/12/2046	1,942,648	2,123,382
ML-CFC Commercial Mortgage Trust 2006-4
0.21%, 12/12/2049 (Acquired 10/28/2013, Cost $482,394) (a)	41,642,901	479,393
5.17%, 12/12/2049	5,275,000	5,718,928
ML-CFC Commercial Mortgage Trust 2007-9
5.70%, 09/12/2049	639,000	709,994
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	2,219,055	2,086,686
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
3.77%, 11/15/2046	10,000,000	9,890,360
Morgan Stanley Capital I Trust 2004-HQ4
4.97%, 04/14/2040	317,123	320,999
Morgan Stanley Capital I Trust 2005-HQ7
5.21%, 11/14/2042	8,125,000	8,545,501
Morgan Stanley Capital I Trust 2006-IQ12
0.51%, 12/15/2043 (Acquired 10/28/2013, Cost $280,831) (a)	21,093,908	272,660
Morgan Stanley Capital I Trust 2007-HQ11
0.22%, 02/12/2044 (Acquired 10/28/2013, Cost $185,816) (a)	38,462,322	197,311
5.42%, 02/12/2044	447,554	485,694
Morgan Stanley Capital I Trust 2007-HQ13
0.41%, 12/15/2044 (Acquired 10/28/2013, Cost $140,585) (a)	10,966,240	136,497
Morgan Stanley Capital I Trust 2007-IQ13
0.42%, 03/15/2044 (Acquired 10/28/2013, Cost $387,378) (a)	33,641,112	383,509
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	630,000	667,523
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	826,000	835,298
Morgan Stanley Mortgage Loan Trust 2004-3
5.70%, 04/25/2034	574,219	597,852
Morgan Stanley Mortgage Loan Trust 2004-9
5.31%, 10/25/2019	158,950	161,279

Morgan Stanley Reremic Trust
4.97%, 04/16/2040 (Acquired 10/28/2013, Cost $2,147,266) (a)	2,112,760	2,127,463
0.25%, 07/27/2049 (Acquired 10/28/2013, Cost $979,748) (a)	1,182,000	995,953
2.00%, 07/27/2049 (Acquired 10/28/2013, Cost $5,209,346) (a)	5,173,751	5,215,141
1.00%, 03/27/2051 (Acquired 10/28/2013, Cost $2,086,003) (a)	2,107,201	2,107,074
Morgan Stanley Re-REMIC Trust 2009-IO
0.00%, 07/17/2056 (Acquired 10/28/2013, Cost $976,576) (a)	1,002,643	986,601
Morgan Stanley Re-REMIC Trust 2011-IO
2.50%, 03/23/2051 (Acquired 10/28/2013, Cost $720,340) (a)	718,357	727,552
MortgageIT Trust 2005-1
0.48%, 02/25/2035	201,574	192,096
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.64%, 06/15/2030	642,037	619,974
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.60%, 12/15/2030	135,016	131,800
Multi Security Asset Trust LP Commercial Mortgage-Backed Securities Pass-Through
5.00%, 11/28/2035 (Acquired 10/28/2013, Cost $70,697) (a)	71,482	71,697
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (Acquired 10/28/2013, Cost $113,344) (a)	110,826	113,268
NCUA Guaranteed Notes Trust 2010-C1
2.65%, 10/29/2020	6,813,168	6,999,406
NCUA Guaranteed Notes Trust 2010-R3
0.72%, 12/08/2020	2,644,170	2,660,035
2.40%, 12/08/2020	612,759	625,014
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	1,097	1,114
7.00%, 04/25/2033	14,365	14,888
5.50%, 05/25/2033	61,124	62,173
6.00%, 05/25/2033	27,822	28,356
Nomura Resecuritization Trust 2010-6R
2.56%, 03/26/2036 (Acquired 10/28/2013, Cost $213,658) (a)	213,029	213,282
NorthStar 2012-1 Mortgage Trust
1.36%, 08/25/2029 (Acquired 10/28/2013, Cost $1,922,196) (a)	1,922,508	1,923,228
NorthStar 2013-1
2.01%, 08/25/2029 (Acquired 10/28/2013, Cost $1,818,551) (a)	1,817,000	1,823,905
5.16%, 08/25/2029 (Acquired 10/28/2013 through 11/13/2013, Cost $1,079,003) (a)	1,071,000	1,084,173
PaineWebber CMO Trust Series H
8.75%, 04/01/2018	242	243

PaineWebber CMO Trust Series P
8.50%, 08/01/2019	1,241	1,388
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	253,516	267,016
Provident Funding Mortgage Loan Trust 2005-1
2.66%, 05/25/2035	125,115	126,076
RALI Series 2001-QS19 Trust
6.00%, 12/25/2016	64,055	64,936
RALI Series 2002-QS16 Trust
16.28%, 10/25/2017	31,119	32,613
RALI Series 2002-QS8 Trust
6.25%, 06/25/2017	128,213	130,590
RALI Series 2003-QR19 Trust
5.75%, 10/25/2033	296,755	306,951
RALI Series 2003-QR24 Trust
4.00%, 07/25/2033	173,902	174,206
RALI Series 2003-QS1 Trust
4.25%, 01/25/2033	26,670	26,822
RALI Series 2003-QS13 Trust
4.00%, 07/25/2033	938,308	879,013
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	247,538	252,146
RALI Series 2003-QS15 Trust
5.50%, 08/25/2033	909,718	936,672
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	78,850	80,917
RALI Series 2003-QS19 Trust
5.75%, 10/25/2033	813,053	869,470
RALI Series 2003-QS3 Trust
16.14%, 02/25/2018	69,655	75,792
RALI Series 2003-QS9 Trust
7.39%, 05/25/2018	193,809	21,809
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	32,397	32,976
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	1,331,514	1,357,966
RALI Series 2005-QA6 Trust
3.72%, 05/25/2035	285,295	194,288

RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	39,564	30,783
RBS Commercial Funding Inc 2013-SMV Trust
3.26%, 03/11/2031 (Acquired 10/28/2013, Cost $481,891) (a)	512,000	469,020
RBSCF Trust 2010-RR3
4.97%, 04/16/2040 (Acquired 10/28/2013, Cost $500,275) (a)	492,230	497,542
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (Acquired 10/28/2013, Cost $625,952) (a)	594,644	626,525
RBSSP Resecuritization Trust 2009-12
5.97%, 11/25/2033 (Acquired 10/28/2013, Cost $1,078,831) (a)	1,034,630	1,080,035
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (Acquired 10/28/2013, Cost $216,585) (a)	207,916	216,378
RBSSP Resecuritization Trust 2009-6
5.50%, 01/26/2021 (Acquired 10/28/2013, Cost $71,742) (a)	71,290	71,572
RBSSP Resecuritization Trust 2009-9
6.00%, 07/26/2037 (Acquired 10/28/2013, Cost $396,857) (a)	392,262	396,868
RBSSP Resecuritization Trust 2010-12
4.00%, 06/27/2021 (Acquired 10/28/2013, Cost $110,769) (a)	109,697	110,675
RBSSP Resecuritization Trust 2010-9
5.00%, 10/26/2034 (Acquired 10/28/2013, Cost $517,264) (a)	490,032	516,272
4.00%, 05/26/2037	1,432,173	1,463,584
RBSSP Resecuritization Trust 2012-3
0.31%, 09/26/2036	1,266,770	1,195,178
RCMC LLC
5.62%, 11/15/2044 (Acquired 10/28/2013, Cost $1,724,482) (a)	1,721,754	1,723,328
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 (Acquired 10/28/2013, Cost $15,776) (a)	17,776	15,570
Residential Asset Securitization Trust 2003-A13
5.50%, 01/25/2034	64,515	66,431
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	5,773	5,912
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	112,165	114,606
Residential Asset Securitization Trust 2005-A2
4.89%, 03/25/2035	1,657,978	263,930
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	167,262	149,240

RFMSI Series 2003-S11 Trust
4.00%, 06/25/2018	3,730	3,762
RFMSI Series 2003-S13 Trust
5.50%, 06/25/2033	130,487	130,701
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018	19,844	18,509
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	53,547	53,692
RFMSI Series 2003-S20 Trust
4.75%, 12/25/2018	93,082	94,877
RFMSI Series 2004-S6 Trust
0.00%, 06/25/2034	33,575	28,999
RFMSI Series 2005-S1 Trust
4.75%, 02/25/2020	58,128	59,638
RFMSI Series 2005-SA4 Trust
2.85%, 09/25/2035	167,072	138,223
RFSC Series 2003-RM2 Trust
0.00%, 05/25/2033	3,891	3,248
RMS Mortgage Asset Trust
4.70%, 10/25/2056	1,187,800	1,188,988
Salomon Brothers Mortgage Securities VII Inc
0.00%, 12/25/2018	9,753	8,762
7.00%, 06/25/2033	53,152	57,745
2.62%, 09/25/2033	459,812	462,563
Sequoia Mortgage Trust 2004-10
0.47%, 11/20/2034	124,297	122,293
Sequoia Mortgage Trust 2004-11
0.46%, 12/20/2034	417,298	404,489
Sequoia Mortgage Trust 2004-12
0.67%, 01/20/2035	473,399	425,572
Sequoia Mortgage Trust 2004-8
0.86%, 09/20/2034	2,207,474	2,062,273
1.13%, 09/20/2034	407,161	384,673
Springleaf Mortgage Loan Trust
1.27%, 06/25/2058 (Acquired 10/28/2013, Cost $2,141,438) (a)	2,166,504	2,161,066
2.31%, 06/25/2058 (Acquired 10/28/2013, Cost $1,083,644) (a)	1,121,000	1,084,479
3.14%, 06/25/2058 (Acquired 10/28/2013, Cost $794,168) (a)	817,000	794,491
3.79%, 06/25/2058 (Acquired 10/28/2013, Cost $658,805) (a)	688,000	653,887

Springleaf Mortgage Loan Trust 2011-1
4.05%, 01/25/2058 (Acquired 10/28/2013, Cost $1,151,596) (a)	1,104,742	1,148,104
5.45%, 01/25/2058 (Acquired 10/28/2013, Cost $1,533,883) (a)	1,468,000	1,590,946
Springleaf Mortgage Loan Trust 2012-1
2.67%, 09/25/2057 (Acquired 10/28/2013, Cost $628,850) (a)	614,797	628,207
6.00%, 09/25/2057 (Acquired 10/28/2013, Cost $1,964,373) (a)	1,873,000	1,963,439
Springleaf Mortgage Loan Trust 2012-2
2.22%, 10/25/2057 (Acquired 10/28/2013, Cost $2,500,668) (a)	2,457,556	2,503,573
6.00%, 10/25/2057 (Acquired 10/28/2013, Cost $1,787,878) (a)	1,729,000	1,813,623
Springleaf Mortgage Loan Trust 2012-3
1.57%, 12/25/2059 (Acquired 10/28/2013, Cost $3,055,483) (a)	3,055,509	3,043,480
2.66%, 12/25/2059 (Acquired 10/28/2013, Cost $985,312) (a)	996,000	985,533
3.56%, 12/25/2059 (Acquired 10/28/2013, Cost $571,602) (a)	584,000	571,826
4.44%, 12/25/2059 (Acquired 10/28/2013, Cost $493,698) (a)	496,000	495,913
5.30%, 12/25/2059 (Acquired 10/28/2013, Cost $223,178) (a)	221,000	223,140
Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (Acquired 10/28/2013, Cost $2,221,960) (a)	2,232,898	2,226,628
3.52%, 12/25/2065 (Acquired 10/28/2013, Cost $875,761) (a)	899,000	884,078
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (Acquired 10/28/2013, Cost $1,261,673) (a)	1,262,000	1,261,778
Structured Adjustable Rate Mortgage Loan Trust
4.81%, 06/25/2034	277,863	276,600
Structured Asset Mortgage Investments II Trust 2004-AR5
0.82%, 10/19/2034	328,113	312,093
Structured Asset Mortgage Investments II Trust 2005-AR5
0.41%, 07/19/2035	1,422,880	1,392,740
Structured Asset Sec Corp Mort Pas Thr Certs Se 2003 29
4.75%, 09/25/2018	161,101	164,772
Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003 30
5.50%, 10/25/2033	59,915	62,141
Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003-16
0.66%, 06/25/2033	147,894	144,656
Structured Asset Sec Corp Mort Pass Th Certs Ser 2003-32
5.52%, 11/25/2033	48,422	49,430
Structured Asset Securities Corp
3.54%, 12/25/2033	443,940	441,240
5.49%, 02/25/2034	443,866	468,063
0.51%, 06/25/2035 (Acquired 10/28/2013, Cost $123,807) (a)	152,836	123,212

Structured Asset Securities Corp Mort Pas Thr Ce Se 2002 17
6.07%, 09/25/2032	47,553	47,388
Structured Asset Securities Corp Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	1,033,926	1,063,413
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	488,409	499,708
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-34A
2.49%, 11/25/2033	141,920	140,772
Structured Asset Securities Corp Trust 2005-6
5.00%, 05/25/2035	132,422	133,181
Thornburg Mortgage Securities Trust 2003-4
0.80%, 09/25/2043	223,436	214,374
Thornburg Mortgage Securities Trust 2004-4
1.98%, 12/25/2044	96,900	96,072
TIAA Seasoned Commercial Mortgage Trust 2007-C4
5.55%, 08/15/2039	1,456,226	1,496,356
UBS Commercial Mortgage Trust 2012-C1
2.33%, 05/10/2045 (Acquired 10/28/2013, Cost $268,442) (a)	2,021,398	262,220
UBS-BAMLL Trust
3.66%, 06/10/2030 (Acquired 10/28/2013, Cost $1,756,511) (a)	1,787,000	1,697,755
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.79%, 05/10/2063 (Acquired 10/28/2013, Cost $706,437) (a)	7,737,515	687,633
3.53%, 05/10/2063	1,073,000	1,060,621
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	259,224
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	867,295	1,004,978
Vendee Mortgage Trust 1994-1
5.62%, 02/15/2024	184,515	202,789
6.50%, 02/15/2024	613,994	675,010
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	259,869	297,496
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	123,229	142,108

Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	368,019	433,402
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	248,294	287,439
Vericrest Opportunity Loan Transferee
3.10%, 11/25/2050 (Acquired 10/28/2013, Cost $1,494,558) (a)	1,484,227	1,494,910
VFC 2013-1 LLC
3.13%, 03/20/2026 (Acquired 10/28/2013, Cost $410,502) (a)	408,465	410,882
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (Acquired 10/28/2013, Cost $1,225,637) (a)	1,283,000	1,196,346
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (Acquired 12/5/2013, Cost $2,574,595) (a)	2,500,000	2,555,798
Wachovia Bank Commercial Mortgage Trust Series 2004-C11
5.22%, 01/15/2041	652,677	653,023
Wachovia Bank Commercial Mortgage Trust Series 2005-C22
5.29%, 12/15/2044	6,670,409	7,100,657
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.10%, 03/15/2045 (Acquired 10/28/2013, Cost $305,961) (a)	96,718,004	305,435
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.75%, 06/15/2049	7,423,835	8,192,009
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.45%, 10/25/2033	739,839	744,036
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.30%, 08/25/2033	261,857	262,643
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.42%, 09/25/2033	1,344,692	1,356,818
2.44%, 09/25/2033	281,822	282,520
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	233,561	236,959
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	26,201	26,946
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
0.71%, 12/25/2018	70,768	69,133
WaMu Mortgage Pass-Through Certificates Series 2003-S4
17.01%, 06/25/2033	74,617	89,211
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	148,983	152,631
4.50%, 09/25/2018	47,985	49,195

WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033	24,683	21,227
5.25%, 10/25/2033	1,020,260	1,056,605
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.45%, 06/25/2034	354,150	355,922
2.45%, 06/25/2034	455,042	457,318
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	127,581	131,485
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	153,120	157,126
5.50%, 08/25/2019	322,945	334,649
6.00%, 08/25/2034	1,743,949	1,825,036
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	55,297	58,036
6.00%, 10/25/2019	46,840	49,127
6.50%, 10/25/2034	965,837	1,040,230
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	81,986	85,442
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	146,641	146,690
WaMu Mortgage Pass-Through Certificates Series 2004-S1 Trust
0.56%, 03/25/2034	10,441	10,388
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	916,501	954,913
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	257,481	265,323
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.38%, 09/25/2036	33,131	25,307
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.40%, 08/25/2046	154,631	133,461
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035	31,722	20,276
5.50%, 03/25/2035	384,022	371,774
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.84%, 04/25/2035	414,047	51,258
4.89%, 04/25/2035	1,813,932	256,316

Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	633,076	583,938
5.50%, 06/25/2035	617,984	156,519
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	136,071	124,664
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	57,244	48,363
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
0.66%, 03/25/2018	25,174	24,775
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033	4,010	2,971
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033	23,986	22,181
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	78,433	70,044
Wells Fargo Commercial Mortgage Trust 2013-120B
2.71%, 03/18/2028 (Acquired 10/28/2013, Cost $1,513,553) (a)	1,548,000	1,495,442
Wells Fargo Mortgage Backed Securities 2003-K Trust
2.49%, 11/25/2033	534,333	540,789
2.49%, 11/25/2033	20,498	20,915
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.53%, 11/25/2033	93,954	92,160
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	121,756	126,695
Wells Fargo Mortgage Backed Securities 2004-B Trust
4.47%, 02/25/2034	161,988	161,540
Wells Fargo Mortgage Backed Securities 2004-BB Trust
2.62%, 01/25/2035	10,115	10,113
Wells Fargo Mortgage Backed Securities 2004-EE Trust
2.61%, 12/25/2034	476,090	479,689
2.61%, 12/25/2034	323,879	327,577
2.70%, 12/25/2034	476,239	478,005
2.70%, 12/25/2034	155,449	156,691
Wells Fargo Mortgage Backed Securities 2004-I Trust
2.65%, 07/25/2034	672,218	671,551
Wells Fargo Mortgage Backed Securities 2004-P Trust
2.61%, 09/25/2034	2,041,449	2,060,793

Wells Fargo Mortgage Backed Securities 2004-V Trust
2.63%, 10/25/2034	340,394	348,987
2.63%, 10/25/2034	436,588	443,810
Wells Fargo Mortgage Backed Securities 2005-1 Trust
5.00%, 01/25/2020	234,579	241,492
Wells Fargo Mortgage Backed Securities 2005-13 Trust
5.00%, 11/25/2020	136,069	139,638
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035	47,448	35,458
5.50%, 12/25/2035	227,547	235,991
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
2.66%, 06/25/2035	445,894	451,920
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	584,956	551,782
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	109,772	104,692
Wells Fargo Mortgage Backed Securities 2007-9 Trust
5.50%, 07/25/2037	543,457	553,489
Wells Fargo Mortgage Loan 2012-RR1 Trust
2.85%, 08/27/2037 (Acquired 10/28/2013, Cost $1,025,104) (a)	1,019,792	1,024,794
Wells Fargo Resecuritization Trust 2012-IO
1.75%, 08/20/2021 (Acquired 10/28/2013, Cost $2,672,173) (a)	2,678,869	2,662,796
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (Acquired 10/28/2013, Cost $1,133,548) (a)	1,059,000	1,114,267
WFRBS Commercial Mortgage Trust 2012-C6
1.08%, 04/15/2045	224,528	224,965
3.44%, 04/15/2045	2,383,780	2,375,184

Total Mortgage Backed Obligations (Cost $2,291,832,425)		$2,273,449,377

Total Bonds & Notes (Cost $5,576,596,886)		$5,525,782,287

SHORT-TERM INVESTMENTS - 9.64%
Money Market Funds - 9.64%
Fidelity Institutional Money Market Fund, 0.01% (d)	$282,949,260	$282,949,260
Goldman Sachs Financial Square Fund, 0.01% (d)	282,949,260	282,949,260

Total Short-Term Investments (Cost $565,898,520)		$565,898,520

TOTAL INVESTMENTS IN SECURITIES - 103.71%
(Cost $6,142,495,406)		$6,091,680,807
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.71)%		(217,926,680)

TOTAL NET ASSETS - 100.00%		$5,873,754,127

(a)	Includes restricted securities as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $534,455,098, which represents 9.10% of total net assets.
(b)	Includes restricted securities as defined in Rule 144(A) under the Securities Act of 1933 that are treated as illiquid by the Adviser. The value of these securities total $3,018,082, which represents 0.05% of total net assets.
(c)	Partially assigned as collateral for certain futures contracts.
(d)	Partially assigned as collateral for certain delayed delivery securities.

Bridge Builder Bond Fund

Schedule of Open Futures Contracts

12/31/2013 (Unaudited)

Number of Contracts Purchased (Sold)	Description	Settlement Month	Notional Amount	Value	Cumulative Appreciation (Depreciation)
393	U.S. 5 Year Note Future	March 2014	$47,211,086	$46,889,813	$(321,273)
54	U.S. 2 Year Note Future	March 2014	11,879,129	11,869,875	(9,254)
(334)	U.S. 10 Year Note Future	March 2014	41,709,769	41,097,656	612,113
42	U.S. Long Bond Future	March 2014	5,403,614	5,389,125	(14,489)
(372)	U.S. Ultra Bond Future	March 2014	51,162,225	50,685,000	477,225

			$157,365,823	$155,931,469	$744,322

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridge Builder Trust

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President

Date 3/3/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President

Date 3/3/2014

By (Signature and Title)*	/s/ Jason Hadler
Jason Hadler, Treasurer

Date 3/3/2014

*	Print the name and title of each signing officer under his or her signature.